================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31

                    Date of reporting period: July 31, 2014

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                   FORM N-Q
                                 July 31, 2014
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES                                 1

SCHEDULE OF INVESTMENTS                                                    2
   U.S. Large Company Portfolio.........................................   2
   U.S. Large Cap Value Portfolio II....................................  14
   U.S. Large Cap Value Portfolio III...................................  15
   LWAS/DFA U.S. High Book to Market Portfolio..........................  16
   DFA International Value Portfolio....................................  17
   DFA International Value Portfolio II.................................  18
   DFA International Value Portfolio III................................  19
   DFA International Value Portfolio IV.................................  20
   Tax-Managed U.S. Marketwide Value Portfolio II.......................  21
   Emerging Markets Portfolio II........................................  22
   LWAS/DFA Two-Year Fixed Income Portfolio.............................  23
   LWAS/DFA Two-Year Government Portfolio...............................  26
   Global Equity Portfolio..............................................  28
   Global Allocation 60/40 Portfolio....................................  30
   Global Allocation 25/75 Portfolio....................................  32

NOTES TO SCHEDULE OF INVESTMENTS
   Organization.........................................................  34
   Security Valuation...................................................  34
   Financial Instruments................................................  35
   Federal Tax Cost.....................................................  36
   Other................................................................  36
   Subsequent Event Evaluations.........................................  37

THE DFA INVESTMENT TRUST COMPANY

SCHEDULE OF INVESTMENTS
   The U.S. Large Cap Value Series......................................  38
   The DFA International Value Series...................................  45
   The Emerging Markets Series..........................................  58
   The Tax-Managed U.S. Marketwide Value Series.........................  82

NOTES TO SCHEDULE OF INVESTMENTS
   Organization......................................................... 108
   Security Valuation................................................... 108
   Financial Instruments................................................ 109
   Federal Tax Cost..................................................... 109
   Other................................................................ 109
   Subsequent Event Evaluations......................................... 110

                       DIMENSIONAL INVESTMENT GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations

   P.L.C.   Public Limited Company

Investment Footnotes

   +        See Security Valuation Note within the Notes to Schedules of
            Investments.
   *        Non-Income Producing Securities.
   #        Total or Partial Securities on Loan.
   @        Security purchased with cash proceeds from Securities on Loan.
   ^^       See Federal Tax Cost Note within the Notes to Schedules of
            Investments.
   --       Amounts designated as -- are either zero or rounded to zero.
   (r)      The adjustable/variable rate shown is effective as of July 31,
            2014.
   (S)      Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (11.3%)
*   Amazon.com, Inc......................................   117,691 $36,836,106
#*  AutoNation, Inc......................................    19,980   1,065,334
*   AutoZone, Inc........................................    10,491   5,424,162
#*  Bed Bath & Beyond, Inc...............................    64,418   4,077,015
    Best Buy Co., Inc....................................    87,006   2,586,688
    BorgWarner, Inc......................................    72,187   4,493,641
#   Cablevision Systems Corp. Class A....................    68,352   1,313,725
#*  CarMax, Inc..........................................    69,603   3,397,322
    Carnival Corp........................................   138,469   5,015,347
    CBS Corp. Class B....................................   153,881   8,745,057
*   Chipotle Mexican Grill, Inc..........................     9,814   6,599,915
    Coach, Inc...........................................    86,569   2,991,825
    Comcast Corp. Class A................................   820,884  44,106,097
#   Darden Restaurants, Inc..............................    41,666   1,947,886
    Delphi Automotive P.L.C..............................    87,252   5,828,434
*   DIRECTV..............................................   147,946  12,730,753
*   Discovery Communications, Inc. Class A...............    68,848   5,866,538
*   Dollar General Corp..................................    95,768   5,289,267
*   Dollar Tree, Inc.....................................    65,301   3,556,945
    DR Horton, Inc.......................................    95,826   1,983,598
#   Expedia, Inc.........................................    32,386   2,572,096
    Family Dollar Stores, Inc............................    30,190   2,256,703
    Ford Motor Co........................................ 1,248,550  21,250,321
*   Fossil Group, Inc....................................    15,039   1,473,822
#   GameStop Corp. Class A...............................    36,182   1,518,559
    Gannett Co., Inc.....................................    71,609   2,343,046
#   Gap, Inc. (The)......................................    82,103   3,293,151
#   Garmin, Ltd..........................................    38,745   2,132,525
    General Motors Co....................................   415,224  14,042,876
    Genuine Parts Co.....................................    48,500   4,016,770
    Goodyear Tire & Rubber Co. (The).....................    87,155   2,193,691
    Graham Holdings Co. Class B..........................     1,379     945,649
    H&R Block, Inc.......................................    86,584   2,781,944
    Harley-Davidson, Inc.................................    68,949   4,262,427
    Harman International Industries, Inc.................    21,502   2,334,042
#   Hasbro, Inc..........................................    36,479   1,822,491
    Home Depot, Inc. (The)...............................   431,974  34,925,098
    Interpublic Group of Cos., Inc. (The)................   133,768   2,636,567
    Johnson Controls, Inc................................   209,707   9,906,559
#   Kohl's Corp..........................................    61,530   3,294,316
    L Brands, Inc........................................    77,432   4,488,733
#   Leggett & Platt, Inc.................................    43,782   1,436,050
#   Lennar Corp. Class A.................................    55,508   2,011,055
    Lowe's Cos., Inc.....................................   314,901  15,068,013
    Macy's, Inc..........................................   113,806   6,576,849
#   Marriott International, Inc. Class A.................    69,330   4,486,344
    Mattel, Inc..........................................   107,118   3,794,655
    McDonald's Corp......................................   312,091  29,511,325
*   Michael Kors Holdings, Ltd...........................    56,764   4,625,131
*   Mohawk Industries, Inc...............................    19,316   2,410,057
*   Netflix, Inc.........................................    18,928   8,001,244

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    Newell Rubbermaid, Inc..............................    87,368 $  2,837,713
*   News Corp. Class A..................................   157,230    2,775,110
    NIKE, Inc. Class B..................................   232,908   17,964,194
    Nordstrom, Inc......................................    44,387    3,072,912
*   O'Reilly Automotive, Inc............................    33,494    5,024,100
    Omnicom Group, Inc..................................    81,602    5,711,324
#   PetSmart, Inc.......................................    31,325    2,134,486
*   Priceline Group, Inc. (The).........................    16,555   20,568,760
    PulteGroup, Inc.....................................   107,603    1,899,193
    PVH Corp............................................    25,978    2,862,256
    Ralph Lauren Corp...................................    18,490    2,881,851
    Ross Stores, Inc....................................    67,069    4,319,244
    Scripps Networks Interactive, Inc. Class A..........    33,846    2,789,249
#   Staples, Inc........................................   204,169    2,366,319
    Starbucks Corp......................................   237,695   18,464,148
    Starwood Hotels & Resorts Worldwide, Inc............    60,623    4,658,271
    Target Corp.........................................   200,025   11,919,490
#   Tiffany & Co........................................    35,041    3,420,352
    Time Warner Cable, Inc..............................    87,971   12,764,592
    Time Warner, Inc....................................   278,521   23,122,813
    TJX Cos., Inc. (The)................................   221,122   11,783,591
    Tractor Supply Co...................................    43,729    2,718,632
*   TRI Pointe Homes, Inc...............................         2           32
*   TripAdvisor, Inc....................................    35,133    3,332,014
    Twenty-First Century Fox, Inc. Class A..............   604,553   19,152,239
#*  Under Armour, Inc. Class A..........................    51,141    3,413,662
*   Urban Outfitters, Inc...............................    32,186    1,150,006
    VF Corp.............................................   108,698    6,659,926
    Viacom, Inc. Class B................................   123,501   10,209,828
    Walt Disney Co. (The)...............................   508,549   43,674,188
    Whirlpool Corp......................................    24,547    3,501,384
    Wyndham Worldwide Corp..............................    40,197    3,036,883
    Wynn Resorts, Ltd...................................    25,577    5,453,016
    Yum! Brands, Inc....................................   139,365    9,671,931
                                                                   ------------
Total Consumer Discretionary............................            641,581,473
                                                                   ------------
Consumer Staples -- (8.9%)
    Altria Group, Inc...................................   627,222   25,465,213
    Archer-Daniels-Midland Co...........................   206,647    9,588,421
#   Avon Products, Inc..................................   137,176    1,810,723
    Brown-Forman Corp. Class B..........................    51,182    4,434,920
#   Campbell Soup Co....................................    56,497    2,349,710
#   Clorox Co. (The)....................................    40,601    3,527,009
    Coca-Cola Co. (The)................................. 1,193,483   46,891,947
    Coca-Cola Enterprises, Inc..........................    73,831    3,355,619
    Colgate-Palmolive Co................................   274,580   17,408,372
    ConAgra Foods, Inc..................................   132,978    4,006,627
*   Constellation Brands, Inc. Class A..................    53,291    4,437,009
    Costco Wholesale Corp...............................   138,391   16,266,478
    CVS Caremark Corp...................................   369,182   28,190,737
    Dr Pepper Snapple Group, Inc........................    62,006    3,643,473
    Estee Lauder Cos., Inc. (The) Class A...............    79,773    5,860,125
    General Mills, Inc..................................   194,025    9,730,354

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
    Hershey Co. (The)...................................    47,112 $  4,152,923
    Hormel Foods Corp...................................    42,512    1,924,093
    JM Smucker Co. (The)................................    32,740    3,262,214
    Kellogg Co..........................................    80,491    4,815,776
#   Keurig Green Mountain, Inc..........................    40,079    4,780,623
    Kimberly-Clark Corp.................................   118,971   12,357,518
    Kraft Foods Group, Inc..............................   187,966   10,072,158
    Kroger Co. (The)....................................   160,890    7,880,392
    Lorillard, Inc......................................   114,471    6,923,206
#   McCormick & Co., Inc................................    41,205    2,710,465
    Mead Johnson Nutrition Co...........................    63,813    5,835,061
    Molson Coors Brewing Co. Class B....................    50,170    3,387,980
    Mondelez International, Inc. Class A................   534,077   19,226,772
*   Monster Beverage Corp...............................    42,731    2,733,075
    PepsiCo, Inc........................................   478,691   42,172,677
    Philip Morris International, Inc....................   496,633   40,728,872
    Procter & Gamble Co. (The)..........................   854,402   66,062,363
    Reynolds American, Inc..............................    98,247    5,487,095
    Safeway, Inc........................................    72,717    2,505,828
    Sysco Corp..........................................   184,577    6,587,553
    Tyson Foods, Inc. Class A...........................    86,909    3,233,884
    Wal-Mart Stores, Inc................................   508,924   37,446,628
    Walgreen Co.........................................   277,222   19,064,557
    Whole Foods Market, Inc.............................   116,061    4,435,851
                                                                   ------------
Total Consumer Staples..................................            504,754,301
                                                                   ------------
Energy -- (10.1%)
    Anadarko Petroleum Corp.............................   159,470   17,039,369
    Apache Corp.........................................   121,786   12,502,551
    Baker Hughes, Inc...................................   137,659    9,466,809
    Cabot Oil & Gas Corp................................   131,759    4,341,459
*   Cameron International Corp..........................    64,472    4,571,710
    Chesapeake Energy Corp..............................   159,870    4,215,772
    Chevron Corp........................................   601,074   77,682,804
    Cimarex Energy Co...................................    27,481    3,820,409
    ConocoPhillips......................................   387,646   31,980,795
    CONSOL Energy, Inc..................................    72,593    2,818,060
#   Denbury Resources, Inc..............................   111,044    1,882,196
    Devon Energy Corp...................................   121,066    9,140,483
#   Diamond Offshore Drilling, Inc......................    21,651    1,013,050
#   Ensco P.L.C. Class A................................    73,794    3,737,666
    EOG Resources, Inc..................................   172,558   18,884,747
    EQT Corp............................................    47,915    4,495,385
    Exxon Mobil Corp.................................... 1,355,941  134,156,803
*   FMC Technologies, Inc...............................    74,259    4,514,947
    Halliburton Co......................................   266,656   18,396,597
#   Helmerich & Payne, Inc..............................    34,146    3,628,354
    Hess Corp...........................................    83,337    8,248,696
    Kinder Morgan, Inc..................................   210,964    7,590,485
    Marathon Oil Corp...................................   213,470    8,271,962
    Marathon Petroleum Corp.............................    91,135    7,607,950
    Murphy Oil Corp.....................................    53,260    3,309,044
    Nabors Industries, Ltd..............................    82,647    2,244,693

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    National Oilwell Varco, Inc.........................   135,471 $ 10,978,570
*   Newfield Exploration Co.............................    43,049    1,734,875
#   Noble Corp. P.L.C...................................    80,274    2,518,195
    Noble Energy, Inc...................................   113,433    7,542,160
    Occidental Petroleum Corp...........................   248,056   24,237,552
    ONEOK, Inc..........................................    65,634    4,228,799
#   Peabody Energy Corp.................................    85,669    1,299,599
    Phillips 66.........................................   178,665   14,491,518
    Pioneer Natural Resources Co........................    45,167   10,002,684
    QEP Resources, Inc..................................    56,857    1,879,124
    Range Resources Corp................................    53,253    4,025,394
    Rowan Cos. P.L.C. Class A...........................    39,267    1,198,429
    Schlumberger, Ltd...................................   411,165   44,566,174
*   Southwestern Energy Co..............................   111,482    4,523,940
    Spectra Energy Corp.................................   211,768    8,665,547
    Tesoro Corp.........................................    40,834    2,512,924
#   Transocean, Ltd.....................................   107,439    4,334,089
    Valero Energy Corp..................................   168,491    8,559,343
    Williams Cos., Inc. (The)...........................   233,186   13,205,323
                                                                   ------------
Total Energy............................................            576,067,035
                                                                   ------------
Financials -- (13.2%)
    ACE, Ltd............................................   106,628   10,673,463
*   Affiliated Managers Group, Inc......................    17,455    3,477,909
    Aflac, Inc..........................................   143,395    8,566,417
    Allstate Corp. (The)................................   137,032    8,009,520
    American Express Co.................................   287,457   25,296,216
    American International Group, Inc...................   456,777   23,743,268
    Ameriprise Financial, Inc...........................    59,954    7,170,498
    Aon P.L.C...........................................    93,618    7,897,614
    Assurant, Inc.......................................    22,621    1,433,267
    Bank of America Corp................................ 3,320,301   50,634,590
    Bank of New York Mellon Corp. (The).................   360,071   14,057,172
    BB&T Corp...........................................   226,864    8,398,505
*   Berkshire Hathaway, Inc. Class B....................   568,505   71,307,582
    BlackRock, Inc......................................    39,504   12,038,054
    Capital One Financial Corp..........................   180,475   14,354,982
*   CBRE Group, Inc. Class A............................    88,064    2,715,894
    Charles Schwab Corp. (The)..........................   369,749   10,260,535
    Chubb Corp. (The)...................................    77,196    6,693,665
#   Cincinnati Financial Corp...........................    46,469    2,138,503
    Citigroup, Inc......................................   959,175   46,913,249
    CME Group, Inc......................................    99,665    7,369,230
#   Comerica, Inc.......................................    57,363    2,883,064
    Discover Financial Services.........................   147,225    8,989,559
*   E*TRADE Financial Corp..............................    91,053    1,913,934
    Fifth Third Bancorp.................................   268,548    5,499,863
    Franklin Resources, Inc.............................   126,843    6,868,548
*   Genworth Financial, Inc. Class A....................   156,700    2,052,770
    Goldman Sachs Group, Inc. (The).....................   131,311   22,699,733
    Hartford Financial Services Group, Inc. (The).......   141,989    4,850,344
    Hudson City Bancorp, Inc............................   150,254    1,464,977
    Huntington Bancshares, Inc..........................   261,368    2,566,634

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Financials -- (Continued)
      Intercontinental Exchange, Inc...................    36,341 $  6,985,467
      Invesco, Ltd.....................................   136,617    5,140,898
      JPMorgan Chase & Co.............................. 1,195,017   68,916,630
      KeyCorp..........................................   278,901    3,776,320
  #   Legg Mason, Inc..................................    32,455    1,539,990
      Leucadia National Corp...........................   100,082    2,473,026
      Lincoln National Corp............................    83,277    4,362,882
      Loews Corp.......................................    96,409    4,061,711
  #   M&T Bank Corp....................................    41,517    5,044,316
      Marsh & McLennan Cos., Inc.......................   173,536    8,810,423
      McGraw Hill Financial, Inc.......................    85,947    6,894,668
      MetLife, Inc.....................................   355,399   18,693,987
      Moody's Corp.....................................    59,378    5,165,886
      Morgan Stanley...................................   441,927   14,291,919
      NASDAQ OMX Group, Inc. (The).....................    37,183    1,568,751
      Navient Corp.....................................   133,479    2,295,839
      Northern Trust Corp..............................    70,188    4,694,875
  #   People's United Financial, Inc...................    97,933    1,421,987
      PNC Financial Services Group, Inc. (The).........   168,650   13,923,744
      Principal Financial Group, Inc...................    86,400    4,292,352
      Progressive Corp. (The)..........................   171,971    4,031,000
      Prudential Financial, Inc........................   145,876   12,686,836
      Regions Financial Corp...........................   435,419    4,415,149
      State Street Corp................................   136,018    9,581,108
      SunTrust Banks, Inc..............................   168,244    6,401,684
      T Rowe Price Group, Inc..........................    82,958    6,442,518
  #   Torchmark Corp...................................    41,589    2,193,404
      Travelers Cos., Inc. (The).......................   109,714    9,825,986
      U.S. Bancorp.....................................   573,130   24,088,654
      Unum Group.......................................    81,277    2,790,239
      Wells Fargo & Co................................. 1,513,392   77,031,653
      XL Group P.L.C...................................    85,725    2,763,774
  #   Zions Bancorporation.............................    58,380    1,682,512
                                                                  ------------
  Total Financials.....................................            751,229,747
                                                                  ------------
  Health Care -- (12.9%)
      Abbott Laboratories..............................   474,235   19,974,778
      AbbVie, Inc......................................   502,061   26,277,873
  *   Actavis P.L.C....................................    83,537   17,898,638
      Aetna, Inc.......................................   112,848    8,749,105
      Agilent Technologies, Inc........................   105,227    5,902,182
  *   Alexion Pharmaceuticals, Inc.....................    62,454    9,929,562
      Allergan, Inc....................................    93,953   15,583,045
      AmerisourceBergen Corp...........................    71,309    5,484,375
      Amgen, Inc.......................................   239,028   30,449,777
      Baxter International, Inc........................   171,325   12,796,264
      Becton Dickinson and Co..........................    61,004    7,091,105
  *   Biogen Idec, Inc.................................    74,895   25,044,139
  *   Boston Scientific Corp...........................   417,633    5,337,350
      Bristol-Myers Squibb Co..........................   523,250   26,486,915
      Cardinal Health, Inc.............................   107,418    7,696,500
  *   CareFusion Corp..................................    65,458    2,866,406
  *   Celgene Corp.....................................   252,862   22,036,923

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
*   Cerner Corp.........................................    93,240 $  5,146,848
    Cigna Corp..........................................    84,826    7,637,733
    Covidien P.L.C......................................   142,363   12,315,823
    CR Bard, Inc........................................    24,078    3,593,160
*   DaVita HealthCare Partners, Inc.....................    56,136    3,954,220
#   DENTSPLY International, Inc.........................    44,771    2,078,270
*   Edwards Lifesciences Corp...........................    33,310    3,006,228
    Eli Lilly & Co......................................   311,049   18,992,652
*   Express Scripts Holding Co..........................   244,067   16,999,267
*   Gilead Sciences, Inc................................   484,889   44,391,588
#*  Hospira, Inc........................................    52,775    2,927,429
    Humana, Inc.........................................    48,873    5,749,908
*   Intuitive Surgical, Inc.............................    12,126    5,548,251
    Johnson & Johnson...................................   893,283   89,408,696
*   Laboratory Corp. of America Holdings................    26,775    2,776,300
    McKesson Corp.......................................    72,804   13,968,175
    Medtronic, Inc......................................   315,432   19,474,772
    Merck & Co., Inc....................................   922,735   52,355,984
*   Mylan, Inc..........................................   118,005    5,825,907
#   Patterson Cos., Inc.................................    25,922    1,011,217
#   PerkinElmer, Inc....................................    35,749    1,652,319
    Perrigo Co. P.L.C...................................    42,247    6,356,061
    Pfizer, Inc......................................... 2,014,069   57,803,780
#   Quest Diagnostics, Inc..............................    45,621    2,787,443
*   Regeneron Pharmaceuticals, Inc......................    25,164    7,957,360
    St Jude Medical, Inc................................    89,744    5,850,411
    Stryker Corp........................................    93,365    7,447,726
#*  Tenet Healthcare Corp...............................    30,834    1,627,110
    Thermo Fisher Scientific, Inc.......................   125,964   15,304,626
    UnitedHealth Group, Inc.............................   309,389   25,075,978
#*  Varian Medical Systems, Inc.........................    32,823    2,696,409
*   Vertex Pharmaceuticals, Inc.........................    74,578    6,630,730
*   Waters Corp.........................................    26,772    2,769,296
    WellPoint, Inc......................................    88,306    9,696,882
    Zimmer Holdings, Inc................................    52,989    5,302,609
    Zoetis, Inc.........................................   158,196    5,206,230
                                                                   ------------
Total Health Care.......................................            730,932,335
                                                                   ------------
Industrials -- (9.7%)
    3M Co...............................................   196,258   27,650,790
#   ADT Corp. (The).....................................    55,018    1,914,626
    Allegion P.L.C......................................    28,345    1,457,783
    AMETEK, Inc.........................................    77,454    3,771,235
    Boeing Co. (The)....................................   211,831   25,521,399
#   Caterpillar, Inc....................................   197,101   19,857,926
#   CH Robinson Worldwide, Inc..........................    46,867    3,161,648
    Cintas Corp.........................................    31,879    1,995,625
    CSX Corp............................................   317,126    9,488,410
    Cummins, Inc........................................    53,998    7,526,781
    Danaher Corp........................................   189,953   14,033,728
    Deere & Co..........................................   114,867    9,776,330
    Delta Air Lines, Inc................................   267,731   10,029,203
    Dover Corp..........................................    52,569    4,508,317

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Industrials -- (Continued)
  #   Dun & Bradstreet Corp. (The).....................    11,688 $ 1,286,031
      Eaton Corp. P.L.C................................   150,517  10,223,115
      Emerson Electric Co..............................   221,574  14,103,185
      Equifax, Inc.....................................    38,531   2,931,824
      Expeditors International of Washington, Inc......    62,320   2,690,978
  #   Fastenal Co......................................    86,209   3,823,369
      FedEx Corp.......................................    87,710  12,882,845
      Flowserve Corp...................................    43,362   3,210,522
      Fluor Corp.......................................    50,249   3,661,645
      General Dynamics Corp............................   102,845  12,009,211
      General Electric Co.............................. 3,166,249  79,631,162
      Honeywell International, Inc.....................   247,269  22,706,712
      Illinois Tool Works, Inc.........................   119,851   9,872,127
      Ingersoll-Rand P.L.C.............................    79,256   4,659,460
      Iron Mountain, Inc...............................    53,943   1,807,630
  *   Jacobs Engineering Group, Inc....................    41,762   2,121,927
  #   Joy Global, Inc..................................    31,547   1,869,475
  #   Kansas City Southern.............................    34,835   3,799,105
      L-3 Communications Holdings, Inc.................    27,228   2,857,851
      Lockheed Martin Corp.............................    84,177  14,055,034
      Masco Corp.......................................   112,579   2,341,643
      Nielsen NV.......................................    95,713   4,413,326
      Norfolk Southern Corp............................    97,770   9,939,298
      Northrop Grumman Corp............................    67,613   8,334,655
      PACCAR, Inc......................................   111,995   6,973,929
      Pall Corp........................................    34,632   2,682,941
      Parker Hannifin Corp.............................    47,026   5,405,639
      Pentair P.L.C....................................    61,477   3,938,831
      Pitney Bowes, Inc................................    63,983   1,731,380
      Precision Castparts Corp.........................    45,709  10,458,219
  *   Quanta Services, Inc.............................    68,789   2,303,744
      Raytheon Co......................................    98,784   8,966,624
      Republic Services, Inc...........................    84,389   3,200,875
      Robert Half International, Inc...................    43,411   2,111,945
      Rockwell Automation, Inc.........................    43,714   4,881,105
      Rockwell Collins, Inc............................    42,784   3,134,784
      Roper Industries, Inc............................    31,508   4,539,358
      Ryder System, Inc................................    16,793   1,446,381
      Snap-on, Inc.....................................    18,389   2,210,358
      Southwest Airlines Co............................   218,448   6,177,709
      Stanley Black & Decker, Inc......................    49,276   4,309,186
  *   Stericycle, Inc..................................    26,741   3,146,079
      Textron, Inc.....................................    88,137   3,205,543
      Tyco International, Ltd..........................   145,647   6,284,668
      Union Pacific Corp...............................   286,012  28,117,840
      United Parcel Service, Inc. Class B..............   222,557  21,608,059
      United Technologies Corp.........................   266,300  28,001,445
      Waste Management, Inc............................   136,602   6,132,064
  #   WW Grainger, Inc.................................    19,230   4,521,934

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
    Xylem, Inc..........................................    58,028 $  2,047,808
                                                                   ------------
Total Industrials.......................................            553,464,379
                                                                   ------------
Information Technology -- (18.5%)
    Accenture P.L.C. Class A............................   199,890   15,847,279
*   Adobe Systems, Inc..................................   146,156   10,100,841
*   Akamai Technologies, Inc............................    56,204    3,317,160
*   Alliance Data Systems Corp..........................    17,116    4,489,356
    Altera Corp.........................................    98,910    3,236,335
    Amphenol Corp. Class A..............................    49,616    4,771,571
    Analog Devices, Inc.................................    99,191    4,922,849
    Apple, Inc.......................................... 1,903,857  181,951,614
    Applied Materials, Inc..............................   384,392    8,056,856
*   Autodesk, Inc.......................................    71,949    3,838,479
    Automatic Data Processing, Inc......................   152,223   12,377,252
    Avago Technologies, Ltd.............................    79,479    5,514,253
    Broadcom Corp. Class A..............................   175,477    6,713,750
    CA, Inc.............................................   100,698    2,908,158
    Cisco Systems, Inc.................................. 1,617,480   40,809,020
*   Citrix Systems, Inc.................................    51,739    3,504,283
*   Cognizant Technology Solutions Corp. Class A........   192,118    9,423,388
    Computer Sciences Corp..............................    45,742    2,853,843
    Corning, Inc........................................   413,149    8,118,378
*   eBay, Inc...........................................   360,145   19,015,656
*   Electronic Arts, Inc................................    99,315    3,336,984
    EMC Corp............................................   646,431   18,940,428
*   F5 Networks, Inc....................................    23,910    2,692,027
*   Facebook, Inc. Class A..............................   542,914   39,442,702
    Fidelity National Information Services, Inc.........    90,871    5,125,124
#*  First Solar, Inc....................................    22,446    1,416,567
*   Fiserv, Inc.........................................    78,693    4,852,997
    FLIR Systems, Inc...................................    44,717    1,488,182
*   Google, Inc. Class A................................    89,448   51,839,588
*   Google, Inc. Class C................................    89,448   51,128,477
    Harris Corp.........................................    33,627    2,295,715
    Hewlett-Packard Co..................................   590,876   21,041,094
#   Intel Corp.......................................... 1,571,795   53,268,133
    International Business Machines Corp................   300,419   57,581,310
    Intuit, Inc.........................................    89,637    7,347,545
#   Jabil Circuit, Inc..................................    58,406    1,165,784
*   Juniper Networks, Inc...............................   149,590    3,521,349
    KLA-Tencor Corp.....................................    52,360    3,743,216
    Lam Research Corp...................................    51,192    3,583,440
    Linear Technology Corp..............................    74,692    3,296,531
    MasterCard, Inc. Class A............................   317,271   23,525,645
#   Microchip Technology, Inc...........................    63,242    2,847,155
*   Micron Technology, Inc..............................   337,970   10,324,984
    Microsoft Corp...................................... 2,373,472  102,439,052
    Motorola Solutions, Inc.............................    71,437    4,549,108
    NetApp, Inc.........................................   104,600    4,062,664
    NVIDIA Corp.........................................   176,177    3,083,098
    Oracle Corp......................................... 1,084,072   43,785,668
    Paychex, Inc........................................   102,216    4,191,878

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
  Information Technology -- (Continued)
      QUALCOMM, Inc.................................... 532,943 $   39,277,899
  *   Red Hat, Inc.....................................  59,785      3,474,704
  *   Salesforce.com, Inc.............................. 178,360      9,676,030
      SanDisk Corp.....................................  71,426      6,550,479
  #   Seagate Technology P.L.C......................... 103,110      6,042,246
      Symantec Corp.................................... 218,401      5,167,368
      TE Connectivity, Ltd............................. 129,055      7,987,214
  #*  Teradata Corp....................................  49,794      2,099,315
      Texas Instruments, Inc........................... 340,803     15,762,139
      Total System Services, Inc.......................  52,443      1,678,176
  #*  VeriSign, Inc....................................  39,015      2,108,761
      Visa, Inc. Class A............................... 158,727     33,492,984
      Western Digital Corp.............................  66,058      6,594,570
  #   Western Union Co. (The).......................... 170,164      2,972,765
      Xerox Corp....................................... 344,921      4,573,653
      Xilinx, Inc......................................  84,871      3,490,744
  *   Yahoo!, Inc...................................... 295,645     10,587,047
                                                                --------------
  Total Information Technology.........................          1,049,222,860
                                                                --------------
  Materials -- (3.4%)
      Air Products & Chemicals, Inc....................  67,026      8,844,081
      Airgas, Inc......................................  21,112      2,257,295
      Alcoa, Inc....................................... 370,147      6,066,709
      Allegheny Technologies, Inc......................  34,282      1,290,717
      Avery Dennison Corp..............................  30,061      1,419,180
      Ball Corp........................................  44,019      2,696,604
  #   Bemis Co., Inc...................................  31,844      1,242,235
      CF Industries Holdings, Inc......................  16,442      4,116,090
      Dow Chemical Co. (The)........................... 380,179     19,415,742
      Eastman Chemical Co..............................  47,439      3,737,245
      Ecolab, Inc......................................  85,309      9,258,586
      EI du Pont de Nemours & Co....................... 289,967     18,647,778
      FMC Corp.........................................  42,046      2,742,240
      Freeport-McMoRan, Inc............................ 327,972     12,207,118
      International Flavors & Fragrances, Inc..........  25,667      2,592,110
      International Paper Co........................... 136,778      6,496,955
      LyondellBasell Industries NV Class A............. 131,529     13,974,956
      Martin Marietta Materials, Inc...................  19,180      2,382,731
      MeadWestvaco Corp................................  53,003      2,215,525
  #   Monsanto Co...................................... 165,506     18,717,074
      Mosaic Co. (The)................................. 102,139      4,709,629
      Newmont Mining Corp.............................. 157,410      3,921,083
      Nucor Corp....................................... 100,555      5,049,872
  *   Owens-Illinois, Inc..............................  52,122      1,625,685
      PPG Industries, Inc..............................  43,655      8,659,406
      Praxair, Inc.....................................  92,494     11,852,181
      Sealed Air Corp..................................  61,360      1,970,883
      Sherwin-Williams Co. (The).......................  26,745      5,515,621
      Sigma-Aldrich Corp...............................  37,524      3,768,160

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
    Vulcan Materials Co.................................    41,301 $  2,607,332
                                                                   ------------
Total Materials.........................................            190,000,823
                                                                   ------------
Real Estate Investment Trusts -- (2.1%)
    American Tower Corp.................................   124,956   11,794,597
    Apartment Investment & Management Co. Class A.......    46,131    1,576,758
    AvalonBay Communities, Inc..........................    38,468    5,696,341
    Boston Properties, Inc..............................    48,322    5,772,063
    Crown Castle International Corp.....................   105,395    7,818,201
    Equity Residential..................................   106,050    6,856,132
    Essex Property Trust, Inc...........................    19,739    3,741,922
    General Growth Properties, Inc......................   164,632    3,847,450
    HCP, Inc............................................   144,675    6,008,353
    Health Care REIT, Inc...............................    96,448    6,136,986
    Host Hotels & Resorts, Inc..........................   239,002    5,195,903
    Kimco Realty Corp...................................   129,644    2,901,433
    Macerich Co. (The)..................................    44,424    2,888,004
    Plum Creek Timber Co., Inc..........................    55,918    2,313,328
    Prologis, Inc.......................................   157,776    6,438,839
    Public Storage......................................    45,763    7,853,388
    Simon Property Group, Inc...........................    98,090   16,497,757
    Ventas, Inc.........................................    92,936    5,901,436
    Vornado Realty Trust................................    55,033    5,834,599
    Weyerhaeuser Co.....................................   166,229    5,206,308
                                                                   ------------
Total Real Estate Investment Trusts.....................            120,279,798
                                                                   ------------
Telecommunication Services -- (2.4%)
    AT&T, Inc........................................... 1,638,734   58,322,543
#   CenturyLink, Inc....................................   180,844    7,096,318
#   Frontier Communications Corp........................   316,469    2,072,872
    Verizon Communications, Inc......................... 1,307,561   65,927,226
    Windstream Holdings, Inc............................   190,289    2,180,712
                                                                   ------------
Total Telecommunication Services........................            135,599,671
                                                                   ------------
Utilities -- (2.8%)
    AES Corp............................................   208,411    3,044,885
    AGL Resources, Inc..................................    37,656    1,944,556
    Ameren Corp.........................................    76,612    2,945,731
    American Electric Power Co., Inc....................   154,111    8,012,231
    CenterPoint Energy, Inc.............................   135,692    3,300,029
    CMS Energy Corp.....................................    85,091    2,461,683
#   Consolidated Edison, Inc............................    92,481    5,187,259
    Dominion Resources, Inc.............................   183,642   12,421,545
    DTE Energy Co.......................................    55,893    4,126,021
    Duke Energy Corp....................................   223,309   16,107,278
    Edison International................................   102,874    5,637,495
    Entergy Corp........................................    56,640    4,125,091
    Exelon Corp.........................................   271,140    8,427,031
    FirstEnergy Corp....................................   132,586    4,138,009
#   Integrys Energy Group, Inc..........................    25,248    1,655,259
    NextEra Energy, Inc.................................   137,704   12,929,029
    NiSource, Inc.......................................    99,422    3,746,221

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
      Northeast Utilities............................     99,772 $    4,379,991
      NRG Energy, Inc................................    106,483      3,296,714
      Pepco Holdings, Inc............................     79,261      2,128,158
      PG&E Corp......................................    146,746      6,555,144
      Pinnacle West Capital Corp.....................     34,845      1,863,859
      PPL Corp.......................................    199,472      6,580,581
      Public Service Enterprise Group, Inc...........    159,746      5,618,267
#     SCANA Corp.....................................     44,707      2,274,692
      Sempra Energy..................................     71,988      7,177,924
      Southern Co. (The).............................    281,272     12,176,265
#     TECO Energy, Inc...............................     73,666      1,286,208
#     Wisconsin Energy Corp..........................     71,207      3,103,201
#     Xcel Energy, Inc...............................    158,496      4,881,677
                                                                 --------------
Total Utilities......................................               161,532,034
                                                                 --------------
TOTAL COMMON STOCKS..................................             5,414,664,456
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves,
        0.068%....................................... 29,716,523     29,716,523
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund................. 20,327,898    235,193,774
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,935,721,722)^^..........................              $5,679,574,753
                                                                 ==============

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------------
                                        LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                    --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary.......... $  641,581,473            --   --    $  641,581,473
   Consumer Staples................    504,754,301            --   --       504,754,301
   Energy..........................    576,067,035            --   --       576,067,035
   Financials......................    751,229,747            --   --       751,229,747
   Health Care.....................    730,932,335            --   --       730,932,335
   Industrials.....................    553,464,379            --   --       553,464,379
   Information Technology..........  1,049,222,860            --   --     1,049,222,860
   Materials.......................    190,000,823            --   --       190,000,823
   Real Estate Investment Trusts...    120,279,798            --   --       120,279,798
   Telecommunication Services......    135,599,671            --   --       135,599,671
   Utilities.......................    161,532,034            --   --       161,532,034
Temporary Cash Investments.........     29,716,523            --   --        29,716,523
Securities Lending Collateral......             --  $235,193,774   --       235,193,774
Futures Contracts**................       (708,955)           --   --          (708,955)
                                    --------------  ------------   --    --------------
TOTAL.............................. $5,443,672,024  $235,193,774   --    $5,678,865,798
                                    ==============  ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       U.S. LARGE CAP VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company........................................ $174,138,743
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $99,813,681)^^......................................... $174,138,743
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company...................................... $2,959,940,828
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,701,552,600)^^.................................... $2,959,940,828
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company......................................... $69,823,955
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $32,029,124)^^.......................................... $69,823,955
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company...................................... $7,293,987,705
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $6,057,139,786)^^.................................... $7,293,987,705
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company........................................ $119,268,038
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $97,354,226)^^......................................... $119,268,038
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company...................................... $1,877,932,879
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,556,995,460)^^.................................... $1,877,932,879
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO IV
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company........................................ $277,754,012
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $221,802,184)^^........................................ $277,754,012
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company.............................. $1,446,138,693
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $798,105,431)^^...................................... $1,446,138,693
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company................................................... $110,830,934
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $29,019,691)^^......................................... $110,830,934
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
AGENCY OBLIGATIONS -- (7.9%)
Federal Home Loan Mortgage Corporation
     0.500%, 05/13/16....................................... $1,500 $ 1,498,526
Federal National Mortgage Association
     4.375%, 10/15/15.......................................  2,500   2,623,592
     1.625%, 10/26/15.......................................  3,500   3,559,045
                                                                    -----------
TOTAL AGENCY OBLIGATIONS....................................          7,681,163
                                                                    -----------
BONDS -- (64.3%)
Apple, Inc.
     0.450%, 05/03/16.......................................  2,600   2,595,889
Asian Development Bank
     0.500%, 08/17/15.......................................  1,000   1,002,339
Australia & New Zealand Banking Group, Ltd.
     3.700%, 01/13/15.......................................  1,500   1,521,967
     0.900%, 02/12/16.......................................    500     502,068
Bank Nederlandse Gemeenten
     3.125%, 01/12/15.......................................    500     506,231
     1.375%, 03/23/15.......................................  1,000   1,007,022
     2.750%, 07/01/15.......................................    500     510,940
     2.500%, 01/11/16.......................................    600     617,633
Bank of New York Mellon Corp. (The)
     3.100%, 01/15/15.......................................    700     708,457
     2.950%, 06/18/15.......................................  1,000   1,022,149
Bank of Nova Scotia/Houston Floating Rate Note
(r)  0.575%, 08/01/14.......................................  2,000   2,000,000
Commonwealth Bank of Australia
     3.750%, 10/15/14.......................................  1,500   1,510,230
     3.500%, 03/19/15.......................................    300     305,536
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
     2.125%, 10/13/15.......................................    500     509,460
     0.716%, 05/06/16.......................................  2,000   1,992,808
Council Of Europe Development Bank
     2.625%, 02/16/16.......................................  1,000   1,033,004
     1.375%, 03/22/16.......................................    600     608,352
Development Bank of Japan, Inc.
     2.875%, 04/20/15.......................................    500     509,040
EUROFIMA
     4.500%, 03/06/15.......................................  1,000   1,024,642
European Bank for Reconstruction & Development
     2.500%, 03/15/16.......................................  1,000   1,032,744
European Investment Bank
     4.875%, 02/16/16.......................................  2,000   2,135,518
FMS Wertmanagement AoeR
     0.625%, 04/18/16.......................................  2,500   2,503,260
General Electric Capital Corp.
     1.000%, 01/08/16.......................................  2,500   2,512,525
International Bank for Reconstruction & Development
     2.125%, 03/15/16.......................................  2,000   2,055,488
KFW
     1.250%, 10/26/15.......................................  2,000   2,022,514
Kommunalbanken A.S.
     2.750%, 05/05/15.......................................    400     407,414
     2.375%, 01/19/16.......................................  1,700   1,746,689
Landeskreditbank Baden-Wuerttemberg Foerderbank
     2.250%, 07/15/16.......................................    500     514,876
Manitoba, Province of Canada
     2.625%, 07/15/15.......................................  1,200   1,226,183
Municipality Finance P.L.C.
     2.375%, 05/16/16.......................................  2,000   2,061,972
National Australia Bank, Ltd.
     2.000%, 03/09/15.......................................  2,000   2,020,188
     1.600%, 08/07/15.......................................    500     506,476
Nederlandse Waterschapsbank NV
     0.750%, 03/29/16.......................................  2,000   2,005,548
     2.125%, 06/16/16.......................................    500     513,849
Nordea Bank AB
     3.700%, 11/13/14.......................................  2,000   2,018,316
Nordic Investment Bank
     2.250%, 03/15/16.......................................  1,000   1,027,982
Oesterreichische Kontrollbank AG
     4.875%, 02/16/16.......................................  1,000   1,066,243
Ontario, Province of Canada
     4.750%, 01/19/16.......................................    556     590,704
     2.300%, 05/10/16.......................................  1,400   1,441,720
     1.000%, 07/22/16.......................................    500     502,836
Quebec, Province of Canada
     4.600%, 05/26/15.......................................  2,000   2,070,548
Royal Bank of Canada
     0.800%, 10/30/15.......................................    450     451,294
     2.625%, 12/15/15.......................................  2,000   2,053,538
Svensk Exportkredit AB
     0.625%, 09/04/15.......................................    800     802,486
     0.625%, 05/31/16.......................................  2,100   2,099,672
Toronto-Dominion Bank (The)
     2.500%, 07/14/16.......................................    400     413,576
Toyota Motor Credit Corp.
     1.000%, 02/17/15.......................................  1,200   1,204,944
     2.800%, 01/11/16.......................................  1,235   1,275,135
Westpac Banking Corp.
     3.000%, 08/04/15.......................................  2,000   2,051,400
     1.125%, 09/25/15.......................................    474     477,164
                                                                    -----------
TOTAL BONDS.................................................         62,300,569
                                                                    -----------

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
U.S. TREASURY OBLIGATIONS -- (27.7%)
U.S. Treasury Notes
    0.250%, 12/15/15...................................... $  4,300 $ 4,300,000
    2.125%, 12/31/15......................................    1,900   1,949,579
    0.375%, 01/15/16......................................    4,800   4,806,374
    2.000%, 01/31/16......................................    2,600   2,666,118
    0.375%, 02/15/16......................................    2,000   2,001,640
    2.625%, 02/29/16......................................    1,400   1,450,586
    0.375%, 03/15/16......................................    3,000   3,000,819
    0.375%, 03/31/16......................................    2,200   2,200,000
    0.375%, 04/30/16......................................    2,000   1,998,750
    0.625%, 07/15/16......................................    2,500   2,504,590
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS...........................           26,878,456
                                                                    -----------

                                                            SHARES
                                                           --------
TEMPORARY CASH INVESTMENTS -- (0.1%)
    State Street Institutional Liquid Reserves, 0.068%....  109,880     109,880
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
(Cost $96,941,928)^^                                                $96,970,068
                                                                    ===========

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                       -------- ----------- ------- -----------
Agency Obligations....................       -- $ 7,681,163   --    $ 7,681,163
Bonds.................................       --  62,300,569   --     62,300,569
U.S. Treasury Obligations.............       --  26,878,456   --     26,878,456
Temporary Cash Investments............ $109,880          --   --        109,880
                                       -------- -----------   --    -----------
TOTAL................................. $109,880 $96,860,188   --    $96,970,068
                                       ======== ===========   ==    ===========

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
AGENCY OBLIGATIONS -- (3.2%)
Federal Home Loan Bank
    3.125%, 03/11/16..................................... $  4,485 $  4,675,823
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (96.4%)
U.S. Treasury Notes
    2.625%, 02/29/16.....................................    5,600    5,802,345
    0.250%, 04/15/16.....................................   27,800   27,729,416
    0.375%, 04/30/16.....................................    2,610    2,608,369
    1.750%, 05/31/16.....................................   38,920   39,830,650
    0.500%, 06/15/16.....................................   43,200   43,208,424
    1.500%, 06/30/16.....................................      230      234,286
    0.625%, 07/15/16.....................................    9,960    9,978,286
    1.500%, 07/31/16.....................................   10,250   10,442,187
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS..........................           139,833,963
                                                                   ------------

                                                           SHARES
                                                          --------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional U.S. Government Money
      Market Fund........................................  545,448      545,448
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $145,045,152)^^......          $145,055,234
                                                                   ============

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
Agency Obligations..................       -- $  4,675,823   --    $  4,675,823
U.S. Treasury Obligations...........       --  139,833,963   --     139,833,963
Temporary Cash Investments.......... $545,448           --   --         545,448
                                     -------- ------------   --    ------------
TOTAL............................... $545,448 $144,509,786   --    $145,055,234
                                     ======== ============   ==    ============

                            GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                       SHARES        VALUE+
                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc................... 102,431,634 $1,725,973,037
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc............  76,193,272    988,988,669
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc...................  33,764,359    577,370,545
Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group Inc.. 15,218,885 319,444,401 Investment in DFA Real Estate Securities Portfolio
  of DFA Investment Dimensions Group Inc............   1,857,581     56,247,554
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company..................                      1,168
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES
     (Cost $2,495,729,707)..........................              3,668,025,374
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.068%
  (Cost $882,123)...................................     882,123        882,123
                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,496,611,830)^^........................             $3,668,907,497
                                                                 ==============

GLOBAL EQUITY PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $3,668,025,374   --      --    $3,668,025,374
Temporary Cash Investments.......        882,123   --      --           882,123
                                  --------------   --      --    --------------
TOTAL............................ $3,668,907,497   --      --    $3,668,907,497
                                  ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 60/40 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc.................... 38,611,557 $  650,604,740
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................ 28,737,849    373,017,278
Investment in DFA Selectively Hedged Global Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.......................................... 34,644,954    351,992,736
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 21,749,021 235,759,390 Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.................... 12,739,756    217,849,826
Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.............  5,687,952    119,390,119
Investment in DFA Five-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc... 10,737,219 117,679,920 Investment in DFA Intermediate-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 10,926,344 117,348,935 Investment in DFA World ex U.S. Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc..........................................  5,589,539     58,857,848
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc... 4,890,358 58,733,196 Investment in DFA Real Estate Securities Portfolio
  of DFA Investment Dimensions Group Inc.............    701,069     21,228,377
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES
     (Cost $1,889,025,489)...........................             2,322,462,365
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.068%
  (Cost $1,625,802)..................................  1,625,802      1,625,802
                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,890,651,291)^^.........................            $2,324,088,167
                                                                 ==============

GLOBAL ALLOCATION 60/40 PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $2,322,462,365   --      --    $2,322,462,365
Temporary Cash Investments.......      1,625,802   --      --         1,625,802
                                  --------------   --      --    --------------
TOTAL............................ $2,324,088,167   --      --    $2,324,088,167
                                  ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 25/75 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                        ---------- ------------
 AFFILIATED INVESTMENT COMPANIES -- (99.9%)
 Investment in DFA Two-Year Global Fixed Income
   Portfolio of DFA Investment Dimensions Group Inc.... 19,566,367 $195,468,011
 Investment in DFA Short-Term Extended Quality
   Portfolio of DFA Investment Dimensions Group Inc.... 18,015,485  195,287,857
 Investment in U.S. Core Equity 2 Portfolio of DFA
   Investment Dimensions Group Inc.....................  4,462,289   75,189,573
 Investment in DFA Inflation-Protected Securities
   Portfolio of DFA Investment Dimensions Group Inc....  5,946,478   71,417,198
 Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.................  3,303,556   42,880,163
 Investment in DFA World ex U.S. Government Fixed
   Income Portfolio of DFA Investment Dimensions Group
   Inc.................................................  2,470,347   26,012,757
 Investment in U.S. Core Equity 1 Portfolio of DFA
   Investment Dimensions Group Inc.....................  1,467,467   25,093,684
 Investment in Emerging Markets Core Equity Portfolio
   of DFA Investment Dimensions Group Inc..............    661,165   13,877,850
 Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc.................     86,286    2,612,739
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES
      (Cost $585,327,775)..............................             647,839,832
                                                                   ------------
 TEMPORARY CASH INVESTMENTS -- (0.1%)
 State Street Institutional Liquid Reserves, 0.068%
   (Cost $469,418).....................................    469,418      469,418
                                                                   ------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $585,797,193)^^............................            $648,309,250
                                                                   ============

GLOBAL ALLOCATION 25/75 PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $647,839,832   --      --    $647,839,832
Temporary Cash Investments...........      469,418   --      --         469,418
                                      ------------   --      --    ------------
TOTAL................................ $648,309,250   --      --    $648,309,250
                                      ============   ==      ==    ============

ORGANIZATION

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2014, the Fund consisted of fifteen portfolios (the "Portfolios"), of which three are "Stand-alone Funds". Nine are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Each Feeder Fund primarily invests in a corresponding Series. Their investment reflects a proportionate interest in the net assets of their corresponding Series. These valuations are classified as Level 1 in the hierarchy.

Master Fund shares held by Global Equity Portfolio (except the Global Equity Portfolio's investment in The Canadian Small Company Series), Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Master Funds are treated as regulated investment companies. The Global Equity Portfolio's investment in The Canadian Small Company Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the partnership. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These valuations are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2014, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FUTURES CONTRACTS: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2014, U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                 APPROXIMATE
                                       EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                       DESCRIPTION        DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------- ---------- --------- -------- ----------- -----------
U.S. Large Company   S&P 500 Index(R)
  Portfolio......... Emini              09/18/14     363    $34,935     $(711)     $1,670
                                                            -------     -----      ------
                                                            $34,935     $(711)     $1,670
                                                            =======     =====      ======

FEDERAL TAX COST

At July 31, 2014, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio.................................... $3,198,949,214
U.S. Large Cap Value Portfolio II...............................     99,816,001
U.S. Large Cap Value Portfolio III..............................  1,701,590,409
LWAS/DFA U.S. High Book to Market Portfolio.....................     32,030,548
DFA International Value Portfolio...............................  6,062,576,167
DFA International Value Portfolio II............................     97,450,043
DFA International Value Portfolio III...........................  1,558,327,948
DFA International Value Portfolio IV............................    222,047,782
Tax-Managed U.S. Marketwide Value Portfolio II..................    798,196,780
Emerging Markets Portfolio II...................................     29,259,632
LWAS/DFA Two-Year Fixed Income Portfolio........................     96,941,928
LWAS/DFA Two-Year Government Portfolio..........................    145,045,152
Global Equity Portfolio.........................................  2,618,049,402
Global Allocation 60/40 Portfolio...............................  1,902,782,901
Global Allocation 25/75 Portfolio...............................    589,962,341

OTHER

The Portfolios subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                       --------- --------------
 COMMON STOCKS -- (97.1%)
 Consumer Discretionary -- (11.8%)
 #   Autoliv, Inc.....................................    11,372 $    1,131,628
     Best Buy Co., Inc................................    32,396        963,133
     Carnival Corp.................................... 2,299,436     83,285,572
 #   CBS Corp. Class A................................     7,236        412,814
     Comcast Corp. Class A............................ 9,873,756    530,516,910
 #   Comcast Corp. Special Class A.................... 3,813,064    203,884,532
 #   Dillard's, Inc. Class A..........................   112,692     13,435,140
     DR Horton, Inc...................................   380,359      7,873,431
 #   GameStop Corp. Class A...........................   598,147     25,104,230
     Gannett Co., Inc.................................    13,141        429,974
     General Motors Co................................ 3,716,863    125,704,307
     Graham Holdings Co. Class B......................    32,261     22,122,981
 *   Hyatt Hotels Corp. Class A.......................    26,622      1,566,172
 #   Kohl's Corp......................................   734,735     39,337,712
 #*  Lands' End, Inc..................................   110,465      3,887,263
     Lear Corp........................................    57,952      5,457,340
 #   Lennar Corp. Class A.............................   211,619      7,666,956
     Lennar Corp. Class B.............................     4,312        131,947
 *   Liberty Global P.L.C. Class C....................     5,034        201,310
 *   Liberty Interactive Corp. Class A................ 2,576,808     72,279,464
 *   Liberty Media Corp...............................   313,578     14,738,166
 *   Liberty Media Corp. Class A......................   156,789      7,376,922
 *   Liberty Ventures Series A........................   225,517     15,596,756
 #*  MGM Resorts International........................ 2,414,853     64,814,654
 *   Mohawk Industries, Inc...........................   286,453     35,740,741
 *   News Corp. Class A...............................   290,667      5,130,273
 #*  News Corp. Class B...............................    31,823        547,674
     PVH Corp.........................................    66,339      7,309,231
     Royal Caribbean Cruises, Ltd..................... 1,051,952     62,748,937
 #*  Sears Holdings Corp..............................   530,007     20,219,767
     Service Corp. International......................   229,074      4,810,554
 #   Staples, Inc..................................... 1,585,772     18,379,097
     Target Corp......................................   475,724     28,348,393
     Time Warner Cable, Inc........................... 1,876,119    272,224,867
     Time Warner, Inc................................. 5,052,904    419,492,090
 *   Time, Inc........................................   586,105     14,125,130
 #*  Toll Brothers, Inc...............................   329,804     10,781,293
 *   TRW Automotive Holdings Corp.....................       459         46,951
     Whirlpool Corp...................................    36,155      5,157,149
                                                                 --------------
 Total Consumer Discretionary.........................            2,152,981,461
                                                                 --------------
 Consumer Staples -- (6.4%)
     Archer-Daniels-Midland Co........................ 2,861,952    132,794,573
     Bunge, Ltd.......................................   553,069     43,603,960
     ConAgra Foods, Inc...............................   260,882      7,860,375
 *   Constellation Brands, Inc. Class A...............   462,850     38,536,891
     CVS Caremark Corp................................ 6,986,047    533,454,549
     Ingredion, Inc...................................    20,328      1,496,750
     JM Smucker Co. (The).............................   540,650     53,870,366
     Molson Coors Brewing Co. Class B.................   763,563     51,563,409
     Mondelez International, Inc. Class A............. 6,904,820    248,573,520

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
 Consumer Staples -- (Continued)
     Safeway, Inc.....................................   196,076 $    6,756,779
     Tyson Foods, Inc. Class A........................ 1,430,128     53,215,063
                                                                 --------------
 Total Consumer Staples...............................            1,171,726,235
                                                                 --------------
 Energy -- (21.9%)
     Anadarko Petroleum Corp.......................... 2,644,697    282,585,875
     Apache Corp...................................... 1,895,772    194,619,954
     Baker Hughes, Inc................................ 1,938,026    133,278,048
 #   Chesapeake Energy Corp........................... 3,374,987     88,998,407
     Chevron Corp..................................... 5,015,427    648,193,786
     Cimarex Energy Co................................    57,039      7,929,562
     ConocoPhillips................................... 6,993,622    576,973,815
 #   Denbury Resources, Inc........................... 1,413,859     23,964,910
     Devon Energy Corp................................ 1,721,246    129,954,073
     Exxon Mobil Corp................................. 2,247,040    222,322,138
 #   Helmerich & Payne, Inc...........................   516,470     54,880,102
     Hess Corp........................................ 1,628,606    161,199,422
     HollyFrontier Corp...............................   498,931     23,454,746
     Kinder Morgan, Inc...............................    76,885      2,766,322
     Marathon Oil Corp................................ 3,640,872    141,083,790
     Marathon Petroleum Corp.......................... 1,752,484    146,297,364
     Murphy Oil Corp..................................   728,510     45,262,326
     Nabors Industries, Ltd........................... 1,372,075     37,265,557
     National Oilwell Varco, Inc...................... 1,968,548    159,531,130
 *   Newfield Exploration Co..........................    31,609      1,273,843
 #   Noble Corp. P.L.C................................   721,779     22,642,207
     Occidental Petroleum Corp........................ 2,635,997    257,563,267
     Patterson-UTI Energy, Inc........................   732,485     25,160,860
 #   Peabody Energy Corp..............................   307,711      4,667,976
     Phillips 66...................................... 2,926,797    237,392,505
     QEP Resources, Inc...............................   458,418     15,150,715
     Rowan Cos. P.L.C. Class A........................   580,491     17,716,585
 #*  Seventy Seven Energy, Inc........................   168,889      3,788,188
     Superior Energy Services, Inc....................    99,669      3,348,878
     Tesoro Corp......................................   615,285     37,864,639
 #   Tidewater, Inc...................................     2,431        114,913
 #   Transocean, Ltd.................................. 1,340,027     54,056,689
     Valero Energy Corp............................... 2,806,975    142,594,330
 *   Weatherford International P.L.C.................. 2,173,272     48,616,095
 *   Whiting Petroleum Corp...........................   334,068     29,561,677
 *   WPX Energy, Inc..................................    50,407      1,036,872
                                                                 --------------
 Total Energy.........................................            3,983,111,566
                                                                 --------------
 Financials -- (20.0%)
     ACE, Ltd.........................................    96,962      9,705,896
     Aflac, Inc.......................................    92,593      5,531,506
 *   Alleghany Corp...................................     1,128        466,823
     Allied World Assurance Co. Holdings AG...........   556,302     20,032,435
     Allstate Corp. (The).............................   466,522     27,268,211
 #*  American Capital, Ltd............................   802,500     12,165,900
     American Financial Group, Inc....................   487,279     27,282,751
     American International Group, Inc................ 4,460,598    231,861,884

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                       ---------- ------------
 Financials -- (Continued)
     American National Insurance Co...................     70,112 $  7,642,208
     Assurant, Inc....................................    386,198   24,469,505
     Assured Guaranty, Ltd............................     88,010    1,964,383
     Axis Capital Holdings, Ltd.......................    578,662   24,969,265
     Bank of America Corp............................. 23,281,791  355,047,313
     Bank of New York Mellon Corp. (The)..............  3,470,782  135,499,329
     BB&T Corp........................................    441,643   16,349,624
     Capital One Financial Corp.......................  2,096,624  166,765,473
     Chubb Corp. (The)................................     69,688    6,042,646
 #   Cincinnati Financial Corp........................     16,670      767,153
     CIT Group, Inc...................................     19,151      940,506
     Citigroup, Inc...................................  6,065,072  296,642,672
     CME Group, Inc...................................  1,461,166  108,038,614
     CNA Financial Corp...............................    498,971   18,646,546
 *   E*TRADE Financial Corp...........................    114,229    2,401,094
     Everest Re Group, Ltd............................    158,526   24,715,789
     Fifth Third Bancorp..............................  1,546,949   31,681,516
 *   Genworth Financial, Inc. Class A.................  2,374,310   31,103,461
     Goldman Sachs Group, Inc. (The)..................    719,925  124,453,435
     Hartford Financial Services Group, Inc. (The)....  2,395,708   81,837,385
     HCC Insurance Holdings, Inc......................      2,282      106,524
     Hudson City Bancorp, Inc.........................     71,664      698,724
     Huntington Bancshares, Inc.......................    240,614    2,362,829
     JPMorgan Chase & Co..............................  9,529,847  549,586,277
     KeyCorp..........................................    117,836    1,595,499
 #   Legg Mason, Inc..................................    641,854   30,455,972
     Leucadia National Corp...........................    137,025    3,385,888
     Lincoln National Corp............................  1,407,216   73,724,046
     Loews Corp.......................................  2,028,513   85,461,253
 #   M&T Bank Corp....................................      9,877    1,200,056
     MetLife, Inc.....................................  3,231,266  169,964,592
     Morgan Stanley...................................  5,380,250  173,997,285
 #   NASDAQ OMX Group, Inc. (The).....................    801,702   33,823,807
 #   New York Community Bancorp, Inc..................     80,866    1,284,152
     Old Republic International Corp..................    632,434    9,100,725
     PartnerRe, Ltd...................................    193,939   20,239,474
 #   People's United Financial, Inc...................    138,880    2,016,538
     PNC Financial Services Group, Inc. (The).........    633,161   52,273,772
     Principal Financial Group, Inc...................    182,209    9,052,143
     Protective Life Corp.............................      7,158      496,622
     Prudential Financial, Inc........................  1,593,470  138,584,086
     Regions Financial Corp...........................  5,807,266   58,885,677
     Reinsurance Group of America, Inc................    357,106   28,661,328
     State Street Corp................................     43,801    3,085,342
     SunTrust Banks, Inc..............................  2,515,396   95,710,818
     Travelers Cos., Inc. (The).......................    595,257   53,311,217
     Unum Group.......................................  1,374,339   47,181,058
     Validus Holdings, Ltd............................    167,263    6,110,117
     Wells Fargo & Co.................................  2,708,093  137,841,934
     XL Group P.L.C...................................  1,434,888   46,260,789

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
#   Zions Bancorporation.............................    754,482 $   21,744,171
                                                                 --------------
Total Financials.....................................             3,652,496,038
                                                                 --------------
Health Care -- (9.6%)
*   Actavis P.L.C....................................    127,621     27,344,075
    Aetna, Inc.......................................  2,009,110    155,766,298
*   Bio-Rad Laboratories, Inc. Class A...............      1,222        140,518
*   Boston Scientific Corp...........................  6,573,232     84,005,905
*   CareFusion Corp..................................    907,569     39,742,447
    Cigna Corp.......................................     81,711      7,357,258
#*  Community Health Systems, Inc....................     14,053        670,328
*   Express Scripts Holding Co.......................  3,072,578    214,005,058
#*  Hologic, Inc.....................................  1,211,606     31,586,568
    Humana, Inc......................................    707,042     83,183,491
    Omnicare, Inc....................................    556,064     34,754,000
#   Perrigo Co. P.L.C................................     13,380      2,013,021
    Pfizer, Inc...................................... 21,024,914    603,415,032
#   Quest Diagnostics, Inc...........................     40,972      2,503,389
#   Teleflex, Inc....................................     91,713      9,881,159
    Thermo Fisher Scientific, Inc....................  1,778,225    216,054,338
    UnitedHealth Group, Inc..........................    759,339     61,544,426
    WellPoint, Inc...................................  1,674,297    183,854,554
                                                                 --------------
Total Health Care....................................             1,757,821,865
                                                                 --------------
Industrials -- (11.2%)
#   ADT Corp. (The)..................................    686,732     23,898,274
#   AGCO Corp........................................    279,803     13,629,204
#*  Avis Budget Group, Inc...........................    100,291      5,635,351
    CSX Corp.........................................  5,604,703    167,692,714
    Danaher Corp.....................................     67,127      4,959,343
    Eaton Corp. P.L.C................................  2,065,738    140,304,925
#*  Engility Holdings, Inc...........................     31,860      1,101,082
    FedEx Corp.......................................    828,737    121,724,891
    General Electric Co.............................. 16,593,024    417,314,554
*   Genesee & Wyoming, Inc. Class A..................     11,922      1,188,981
*   Hertz Global Holdings, Inc.......................  1,345,507     37,970,208
*   Jacobs Engineering Group, Inc....................    175,921      8,938,546
#   Joy Global, Inc..................................     84,284      4,994,670
    KBR, Inc.........................................     76,803      1,586,750
    Kennametal, Inc..................................      9,984        422,123
    L-3 Communications Holdings, Inc.................    421,205     44,209,677
    Manpowergroup, Inc...............................     19,031      1,482,325
    Norfolk Southern Corp............................  1,681,939    170,985,919
    Northrop Grumman Corp............................  1,364,645    168,219,789
#*  NOW, Inc.........................................    381,968     12,295,550
    Oshkosh Corp.....................................     36,950      1,707,829
#   Owens Corning....................................    579,048     19,716,584
    Pentair P.L.C....................................    498,599     31,945,238
*   Quanta Services, Inc.............................    554,686     18,576,434
    Regal-Beloit Corp................................      6,550        460,399
    Republic Services, Inc...........................  1,211,252     45,942,788
    Ryder System, Inc................................     13,740      1,183,426

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
 Industrials -- (Continued)
     Southwest Airlines Co............................ 3,905,821 $  110,456,618
     SPX Corp.........................................    22,870      2,267,103
     Stanley Black & Decker, Inc......................   619,291     54,156,998
     Terex Corp.......................................     8,155        281,429
 #   Trinity Industries, Inc..........................   125,128      5,460,586
 #   Triumph Group, Inc...............................    29,704      1,881,748
     Union Pacific Corp............................... 3,782,044    371,812,746
 #*  United Rentals, Inc..............................    73,167      7,748,385
 #   URS Corp.........................................   321,791     18,428,971
 #*  Veritiv Corp.....................................    39,071      1,559,714
 #*  WESCO International, Inc.........................    21,907      1,719,480
                                                                 --------------
 Total Industrials....................................            2,043,861,352
                                                                 --------------
 Information Technology -- (8.2%)
     Activision Blizzard, Inc......................... 2,635,954     58,992,650
     Amdocs, Ltd......................................    17,878        810,589
 *   Arrow Electronics, Inc...........................   568,882     32,966,712
     Avnet, Inc.......................................   711,362     30,111,953
 #*  Blackhawk Network Holdings, Inc. Class B.........    16,109        449,280
     Broadcom Corp. Class A...........................   136,077      5,206,306
     Brocade Communications Systems, Inc..............    46,592        429,112
     Cisco Systems, Inc............................... 4,711,449    118,869,858
     Computer Sciences Corp...........................    43,540      2,716,461
     Corning, Inc..................................... 5,762,032    113,223,929
     Fidelity National Information Services, Inc...... 1,308,765     73,814,346
 #*  First Solar, Inc.................................   154,302      9,737,999
     Hewlett-Packard Co............................... 9,619,949    342,566,384
 *   Ingram Micro, Inc. Class A.......................   725,997     20,836,114
 #   Intel Corp....................................... 9,210,936    312,158,621
 #   Jabil Circuit, Inc...............................    24,010        479,240
 *   Juniper Networks, Inc............................   922,663     21,719,487
     Lam Research Corp................................   325,184     22,762,880
     Marvell Technology Group, Ltd....................   398,733      5,319,098
 *   Micron Technology, Inc........................... 3,654,213    111,636,207
 #   NVIDIA Corp......................................   629,521     11,016,617
     Western Digital Corp.............................   564,843     56,388,277
     Xerox Corp....................................... 5,691,007     75,462,753
 *   Yahoo!, Inc...................................... 1,647,286     58,989,312
                                                                 --------------
 Total Information Technology.........................            1,486,664,185
                                                                 --------------
 Materials -- (3.4%)
     Alcoa, Inc....................................... 5,353,379     87,741,882
     Ashland, Inc.....................................   388,650     40,672,222
     Cabot Corp.......................................     3,386        177,393
     CF Industries Holdings, Inc......................    51,450     12,879,993
     Freeport-McMoRan, Inc............................ 4,647,012    172,961,787
     International Paper Co........................... 2,043,676     97,074,610
     MeadWestvaco Corp................................   841,379     35,169,642
     Mosaic Co. (The).................................   465,158     21,448,435
     Newmont Mining Corp..............................   381,443      9,501,745
     Nucor Corp.......................................   765,445     38,440,648
     Reliance Steel & Aluminum Co.....................   359,269     24,520,109

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- ---------------
Materials -- (Continued)
    Rock-Tenn Co. Class A............................    117,998 $    11,732,541
    Steel Dynamics, Inc..............................    893,527      18,951,708
#   United States Steel Corp.........................     89,096       2,983,825
    Vulcan Materials Co..............................    576,239      36,377,968
                                                                 ---------------
Total Materials......................................                610,634,508
                                                                 ---------------
Telecommunication Services -- (4.3%)
    AT&T, Inc........................................ 17,153,166     610,481,178
#   CenturyLink, Inc.................................  2,353,137      92,337,096
#   Frontier Communications Corp.....................  2,036,486      13,338,983
#*  Sprint Corp......................................  2,491,629      18,313,473
*   T-Mobile US, Inc.................................    726,568      23,933,150
    Telephone & Data Systems, Inc....................     57,373       1,434,325
#*  United States Cellular Corp......................    261,250      10,212,262
#   Windstream Holdings, Inc.........................    406,973       4,663,911
                                                                 ---------------
Total Telecommunication Services                                     774,714,378
                                                                 ---------------
Utilities -- (0.3%)..................................
    NRG Energy, Inc..................................  1,581,268      48,956,057
    UGI Corp.........................................     84,071       4,080,807
                                                                 ---------------
Total Utilities......................................                 53,036,864
                                                                 ---------------
TOTAL COMMON STOCKS..................................             17,687,048,452
                                                                 ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    State Street Institutional Liquid Reserves,
      0.068%......................................... 41,036,084      41,036,084
                                                                 ---------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@ DFA Short Term Investment Fund                   42,955,485     496,994,957
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,498,366,508)^^...........................            $18,225,079,493
                                                                 ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 2,152,981,461           --   --    $ 2,152,981,461
   Consumer Staples...........   1,171,726,235           --   --      1,171,726,235
   Energy.....................   3,983,111,566           --   --      3,983,111,566
   Financials.................   3,652,496,038           --   --      3,652,496,038
   Health Care................   1,757,821,865           --   --      1,757,821,865
   Industrials................   2,043,861,352           --   --      2,043,861,352
   Information Technology.....   1,486,664,185           --   --      1,486,664,185
   Materials..................     610,634,508           --   --        610,634,508
   Telecommunication Services.     774,714,378           --   --        774,714,378
   Utilities..................      53,036,864           --   --         53,036,864
Temporary Cash Investments....      41,036,084           --   --         41,036,084
Securities Lending Collateral.              -- $496,994,957   --        496,994,957
                               --------------- ------------   --    ---------------
TOTAL......................... $17,728,084,536 $496,994,957   --    $18,225,079,493
                               =============== ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
 COMMON STOCKS -- (93.0%)
 AUSTRALIA -- (5.1%)
 *   Alumina, Ltd....................................... 4,595,906 $  6,756,874
 *   Alumina, Ltd. Sponsored ADR........................   172,484    1,004,719
     AMP, Ltd...........................................   510,725    2,578,085
     Asciano, Ltd....................................... 3,971,612   22,046,379
 #   Bank of Queensland, Ltd............................   780,482    9,007,569
     Bendigo and Adelaide Bank, Ltd..................... 1,039,779   12,233,201
 *   BlueScope Steel, Ltd...............................   855,334    4,915,722
     Boral, Ltd......................................... 2,001,415    9,845,315
     Caltex Australia, Ltd..............................    18,966      431,474
     Downer EDI, Ltd....................................   337,397    1,504,891
     Echo Entertainment Group, Ltd...................... 1,832,302    5,613,135
 #   Fortescue Metals Group, Ltd........................   794,696    3,562,809
     GrainCorp, Ltd. Class A............................   367,914    2,957,589
 #   Harvey Norman Holdings, Ltd........................ 1,068,950    3,033,115
     Incitec Pivot, Ltd................................. 4,514,071   12,353,401
 #   Leighton Holdings, Ltd.............................    60,472    1,229,865
     Lend Lease Group...................................   869,454   10,850,073
     Macquarie Group, Ltd...............................   941,651   50,396,751
 #   Metcash, Ltd.......................................   599,500    1,619,437
     National Australia Bank, Ltd.......................   472,843   15,353,021
 #   New Hope Corp., Ltd................................    69,375      191,602
 *   Newcrest Mining, Ltd............................... 1,088,791   10,876,865
 #   Orica, Ltd.........................................    48,646      982,507
     Origin Energy, Ltd................................. 2,782,880   36,649,623
     Primary Health Care, Ltd...........................   701,130    3,135,029
 #*  Qantas Airways, Ltd................................ 3,295,675    4,038,262
     QBE Insurance Group, Ltd........................... 1,690,688   17,088,856
     Rio Tinto, Ltd.....................................   120,548    7,322,527
     Santos, Ltd........................................ 4,373,087   58,586,558
 #   Seven Group Holdings, Ltd..........................   361,999    2,562,985
 #   Seven West Media, Ltd..............................    46,084       86,569
 *   Sims Metal Management, Ltd.........................   209,772    2,298,832
 *   Sims Metal Management, Ltd. Sponsored ADR..........   124,013    1,354,222
     Suncorp Group, Ltd................................. 3,736,013   49,121,294
     Tabcorp Holdings, Ltd.............................. 2,121,674    6,855,732
     Tatts Group, Ltd................................... 4,016,188   13,188,671
 #   Toll Holdings, Ltd................................. 2,149,986   10,801,044
     Treasury Wine Estates, Ltd......................... 1,372,955    6,291,591
     Washington H Soul Pattinson & Co., Ltd.............    87,756    1,229,603
     Wesfarmers, Ltd.................................... 2,567,291  103,960,299
     Woodside Petroleum, Ltd............................   488,777   19,186,425
     WorleyParsons, Ltd.................................    45,120      743,207
                                                                   ------------
 TOTAL AUSTRALIA........................................            533,845,728
                                                                   ------------
 AUSTRIA -- (0.1%)
     Erste Group Bank AG................................   372,952    9,576,818
     OMV AG.............................................    36,896    1,483,906

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THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  AUSTRIA -- (Continued)
      Raiffeisen Bank International AG.................    57,158 $  1,569,651
                                                                  ------------
  TOTAL AUSTRIA........................................             12,630,375
                                                                  ------------
  BELGIUM -- (1.2%)
      Ageas............................................   565,802   20,307,202
  #   Belgacom SA......................................    93,033    3,040,198
      Delhaize Group SA................................   235,124   15,343,509
      Delhaize Group SA Sponsored ADR..................   211,600    3,434,268
  *   KBC Groep NV.....................................   528,637   28,654,802
      Solvay SA........................................   189,401   30,582,055
      UCB SA...........................................   262,261   24,055,648
      Umicore SA.......................................    58,837    2,843,515
                                                                  ------------
  TOTAL BELGIUM........................................            128,261,197
                                                                  ------------
  CANADA -- (8.6%)
      Agnico Eagle Mines, Ltd..........................       436       16,205
      Agrium, Inc......................................    45,127    4,110,167
      Bank of Montreal.................................   122,426    9,129,307
      Barrick Gold Corp................................ 2,107,593   38,105,281
      Bell Aliant, Inc.................................    62,911    1,782,868
  #*  BlackBerry, Ltd.(09228F103)......................   477,288    4,453,097
  #*  BlackBerry, Ltd.(BCBHZ31)........................   435,600    4,070,953
  #   Bonavista Energy Corp............................    27,416      354,533
      Cameco Corp.(13321L108)..........................   118,674    2,392,468
      Cameco Corp.(2166160)............................   506,586   10,212,097
      Canadian Natural Resources, Ltd.(136385101)......   760,864   33,173,670
      Canadian Natural Resources, Ltd.(2171573)........ 1,849,320   80,614,646
  #   Canadian Tire Corp., Ltd. Class A................   252,428   23,979,908
  *   Catamaran Corp...................................    20,853      948,603
  #   Crescent Point Energy Corp.......................   362,740   14,801,030
      Eldorado Gold Corp.(2307873).....................   201,739    1,496,830
      Eldorado Gold Corp.(284902103)...................   109,318      811,140
      Empire Co., Ltd..................................    65,500    4,632,187
  #   Enerplus Corp....................................   290,052    6,631,812
      Ensign Energy Services, Inc......................   452,198    7,278,466
      Fairfax Financial Holdings, Ltd..................    54,622   25,716,700
  #   First Quantum Minerals, Ltd...................... 1,278,402   30,320,054
  #   Genworth MI Canada, Inc..........................    85,424    3,097,780
      George Weston, Ltd...............................    55,866    4,494,488
      Goldcorp, Inc.(380956409)........................    23,874      654,148
      Goldcorp, Inc.(2676302).......................... 1,686,234   46,178,702
  #   Husky Energy, Inc................................   846,066   25,738,533
  #   Industrial Alliance Insurance & Financial
      Services, Inc....................................   170,721    7,485,827
  *   Kinross Gold Corp................................ 3,868,295   15,468,213
  #   Loblaw Cos., Ltd.................................   125,808    6,187,997
  *   Lundin Mining Corp...............................   737,610    4,241,587
      Magna International, Inc.........................   284,118   30,510,732
      Manulife Financial Corp.......................... 3,287,435   67,174,808
  *   MEG Energy Corp..................................    60,080    2,154,471
  *   New Gold, Inc....................................    25,030      154,034
  *   Osisko Gold Royalties, Ltd.......................       600        8,557
      Pacific Rubiales Energy Corp.....................   523,877   10,017,733

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THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  CANADA -- (Continued)
      Pan American Silver Corp.(697900108).............   118,576 $  1,740,696
      Pan American Silver Corp.(2669272)...............   131,923    1,938,283
  #   Pengrowth Energy Corp............................   745,097    4,749,323
  #   Penn West Petroleum, Ltd......................... 1,034,275    8,005,944
      Precision Drilling Corp.(B5YPLH9)................   763,106    9,511,267
      Precision Drilling Corp.(74022D308)..............    14,251      177,567
  #   Sun Life Financial, Inc.......................... 1,292,577   49,279,980
      Suncor Energy, Inc.(B3NB1P2)..................... 3,750,370  153,990,980
      Suncor Energy, Inc.(867224107)...................    51,781    2,126,646
      Talisman Energy, Inc............................. 3,003,838   31,433,752
      Teck Resources, Ltd. Class A.....................     4,115      103,974
  #   Teck Resources, Ltd. Class B..................... 1,483,730   35,557,266
  #   Thomson Reuters Corp............................. 1,234,938   46,652,081
  #   TransAlta Corp...................................   616,481    7,078,775
  #   Trican Well Service, Ltd.........................     6,065       87,553
  *   Turquoise Hill Resources, Ltd.(900435108)........   127,382      440,742
  #*  Turquoise Hill Resources, Ltd.(B7WJ1F5)..........   273,114      949,330
      West Fraser Timber Co., Ltd......................    50,666    2,308,048
      Westjet Airlines, Ltd............................     1,000       25,808
  #   Yamana Gold, Inc................................. 1,426,728   12,169,095
                                                                  ------------
  TOTAL CANADA.........................................            896,926,742
                                                                  ------------
  DENMARK -- (1.6%)
      AP Moeller - Maersk A.S. Class A.................     4,500   10,098,574
      AP Moeller - Maersk A.S. Class B.................    19,275   44,936,154
      Carlsberg A.S. Class B...........................   334,440   31,998,701
      Danske Bank A.S.................................. 1,530,351   44,212,815
  #   FLSmidth & Co. A.S...............................    23,118    1,182,538
      H Lundbeck A.S...................................   135,698    3,110,004
      Rockwool International A.S. Class B..............     1,188      198,095
      TDC A.S.......................................... 1,962,294   19,795,856
  *   Vestas Wind Systems A.S..........................   169,081    7,623,391
                                                                  ------------
  TOTAL DENMARK........................................            163,156,128
                                                                  ------------
  FINLAND -- (0.8%)
      Fortum Oyj....................................... 1,371,213   35,260,436
      Kesko Oyj Class A................................       662       24,210
      Kesko Oyj Class B................................   138,917    5,283,476
  #   Neste Oil Oyj....................................   110,779    2,044,392
      Nokia Oyj........................................ 1,005,084    7,962,653
      Stora Enso Oyj Class R........................... 1,455,180   13,074,856
      Stora Enso Oyj Sponsored ADR.....................    91,500      823,500
      UPM-Kymmene Oyj.................................. 1,403,467   22,874,489
      UPM-Kymmene Oyj Sponsored ADR....................    69,300    1,128,897
                                                                  ------------
  TOTAL FINLAND........................................             88,476,909
                                                                  ------------
  FRANCE -- (8.5%)
      AXA SA........................................... 4,004,754   92,007,829
  #   AXA SA Sponsored ADR.............................   140,900    3,239,291
      BNP Paribas SA................................... 1,975,744  131,097,415
      Bollore SA.......................................    20,935   12,920,293
      Bouygues SA......................................   533,914   21,032,458

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THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  FRANCE -- (Continued)
      Cap Gemini SA....................................   213,324 $ 15,468,824
      Casino Guichard Perrachon SA.....................   145,004   17,476,621
  #*  CGG SA Sponsored ADR.............................   129,726    1,373,798
  #   Cie de St-Gobain................................. 1,093,423   53,202,485
      Cie Generale des Etablissements Michelin.........   166,102   18,221,307
      CNP Assurances...................................   345,489    6,787,653
  #   Credit Agricole SA............................... 2,178,549   29,470,115
      Eiffage SA.......................................    25,808    1,672,883
      Electricite de France SA.........................   498,285   16,096,509
      GDF Suez......................................... 3,247,971   83,747,307
      Groupe Eurotunnel SA.............................   502,040    6,643,891
      Lafarge SA.......................................   505,082   39,312,415
      Lagardere SCA....................................   221,491    6,593,702
      Natixis.......................................... 2,034,211   13,144,737
  #   Orange SA........................................ 3,875,091   60,681,244
  #*  Peugeot SA.......................................   499,073    7,443,666
      Renault SA.......................................   740,603   61,825,585
      Rexel SA.........................................   310,887    6,023,990
      SCOR SE..........................................    72,412    2,329,408
      Societe Generale SA.............................. 1,296,228   65,073,807
  #   STMicroelectronics NV............................ 1,542,301   12,839,374
      Vallourec SA.....................................   119,253    5,277,160
      Vivendi SA....................................... 3,686,124   92,515,282
                                                                  ------------
  TOTAL FRANCE.........................................            883,519,049
                                                                  ------------
  GERMANY -- (7.0%)
  #   Allianz SE.......................................   518,031   86,244,939
  #   Allianz SE ADR................................... 2,811,910   46,888,599
      Bayerische Motoren Werke AG......................   720,767   85,857,708
      Celesio AG.......................................   108,168    3,700,262
  *   Commerzbank AG................................... 1,573,875   22,613,440
      Daimler AG....................................... 2,214,556  182,742,300
      Deutsche Bank AG(5750355)........................ 1,352,453   46,251,825
  #   Deutsche Bank AG(D18190898)......................   464,576   15,869,916
      Deutsche Lufthansa AG............................   485,172    8,558,483
  #   Deutsche Telekom AG Sponsored ADR................   127,310    2,076,426
      E.ON SE.......................................... 3,638,090   68,681,029
      Fraport AG Frankfurt Airport Services Worldwide..    37,336    2,453,825
      HeidelbergCement AG..............................   247,289   18,343,840
  #   K+S AG...........................................   229,105    7,020,143
  *   Metro AG.........................................    47,914    1,726,581
      Muenchener Rueckversicherungs AG.................   297,828   63,190,787
  *   Osram Licht AG...................................     7,353      297,012
      RWE AG........................................... 1,358,567   54,544,186
      Volkswagen AG....................................    62,518   14,417,791
                                                                  ------------
  TOTAL GERMANY........................................            731,479,092
                                                                  ------------
  HONG KONG -- (2.4%)
      Cathay Pacific Airways, Ltd...................... 3,360,000    6,339,164
      Cheung Kong Holdings, Ltd........................   750,000   14,537,698
  *   FIH Mobile, Ltd.................................. 2,003,000    1,121,950
      Great Eagle Holdings, Ltd........................   794,324    2,858,273

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THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 HONG KONG -- (Continued)
     Hang Lung Group, Ltd.............................    310,000 $  1,662,466
 #   Henderson Land Development Co., Ltd..............  4,098,177   26,047,788
     Hongkong & Shanghai Hotels (The).................  1,903,131    2,712,945
     Hopewell Holdings, Ltd...........................  1,244,169    4,321,376
     Hutchison Whampoa, Ltd...........................  5,076,000   68,923,117
     Kerry Logistics Network, Ltd.....................    325,000      530,507
     Kerry Properties, Ltd............................  1,284,000    4,686,665
     MTR Corp., Ltd...................................  1,019,926    4,006,827
     New World Development Co., Ltd................... 18,252,543   23,017,140
     NWS Holdings, Ltd................................    112,573      208,557
     Orient Overseas International, Ltd...............    488,000    2,599,538
     Shangri-La Asia, Ltd.............................    820,000    1,295,607
     Sino Land Co., Ltd...............................  2,249,872    3,864,954
     Sun Hung Kai Properties, Ltd.....................  1,542,920   23,400,521
     Swire Pacific, Ltd. Class A......................    554,000    7,129,267
     Swire Pacific, Ltd. Class B......................     72,500      173,161
     Wharf Holdings, Ltd. (The).......................  3,669,990   29,179,222
     Wheelock & Co., Ltd..............................  3,508,000   17,688,110
     Yue Yuen Industrial Holdings, Ltd................     94,000      313,530
                                                                  ------------
 TOTAL HONG KONG......................................             246,618,383
                                                                  ------------
 IRELAND -- (0.2%)
 *   Bank of Ireland.................................. 16,607,773    5,835,664
     CRH P.L.C........................................    295,666    6,900,998
 #   CRH P.L.C. Sponsored ADR.........................    215,216    5,055,424
                                                                  ------------
 TOTAL IRELAND........................................              17,792,086
                                                                  ------------
 ISRAEL -- (0.3%)
     Bank Hapoalim BM.................................  3,220,797   18,787,703
 *   Bank Leumi Le-Israel BM..........................  3,143,915   12,345,172
 *   Israel Discount Bank, Ltd. Class A...............    427,704      745,082
     Migdal Insurance & Financial Holding, Ltd........     10,788       17,229
     Mizrahi Tefahot Bank, Ltd........................     99,634    1,259,869
                                                                  ------------
 TOTAL ISRAEL.........................................              33,155,055
                                                                  ------------
 ITALY -- (1.6%)
 *   Banca Monte dei Paschi di Siena SpA..............  5,536,180    9,991,838
 *   Banco Popolare SC................................    656,352   10,136,466
 *   Finmeccanica SpA.................................    670,166    6,174,160
     Intesa Sanpaolo SpA.............................. 10,630,153   31,567,540
 #*  Telecom Italia SpA............................... 13,739,672   15,832,108
 #*  Telecom Italia SpA Sponsored ADR.................  1,874,500   21,388,045
     UniCredit SpA....................................  6,290,570   49,073,476
     Unione di Banche Italiane SCPA...................  2,156,979   17,758,218
                                                                  ------------
 TOTAL ITALY..........................................             161,921,851
                                                                  ------------
 JAPAN -- (21.0%)
     77 Bank, Ltd. (The)..............................    737,372    3,839,244
 #   Aeon Co., Ltd....................................  2,662,900   29,899,345
     Aisin Seiki Co., Ltd.............................    443,300   17,216,834
 #   Alfresa Holdings Corp............................     89,400    5,337,226
 #   Amada Co., Ltd...................................    821,000    7,974,420

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THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  JAPAN -- (Continued)
      Aoyama Trading Co., Ltd..........................    20,400 $   519,835
  #   Asahi Glass Co., Ltd............................. 4,171,000  24,716,503
      Asahi Kasei Corp................................. 5,056,000  39,958,188
      Asatsu-DK, Inc...................................    17,500     447,305
      Autobacs Seven Co., Ltd..........................   214,800   3,514,685
      Awa Bank, Ltd. (The).............................    65,600     371,924
      Azbil Corp.......................................    23,600     593,816
      Bank of Kyoto, Ltd. (The)........................   709,400   6,443,921
      Bank of Yokohama, Ltd. (The)..................... 2,174,000  12,370,344
  #   Canon Marketing Japan, Inc.......................   124,900   2,544,783
      Chiba Bank, Ltd. (The)........................... 1,204,000   8,764,497
      Chugoku Bank, Ltd. (The).........................   391,800   6,019,681
  #   Citizen Holdings Co., Ltd........................   601,600   4,783,263
      Coca-Cola West Co., Ltd..........................   159,107   2,651,719
      COMSYS Holdings Corp.............................    90,200   1,669,537
      Cosmo Oil Co., Ltd............................... 1,287,364   2,580,568
      Dai Nippon Printing Co., Ltd..................... 1,815,000  18,618,887
      Dai-ichi Life Insurance Co., Ltd. (The)..........   614,700   8,659,050
      Daicel Corp......................................   575,000   5,803,135
  #   Daido Steel Co., Ltd.............................   636,000   2,972,035
      Denki Kagaku Kogyo K.K...........................   992,000   3,705,890
      Fuji Media Holdings, Inc.........................   112,800   1,801,443
      FUJIFILM Holdings Corp........................... 1,327,000  37,880,306
      Fukuoka Financial Group, Inc..................... 1,800,000   9,208,311
  #   Fukuyama Transporting Co., Ltd...................    85,000     476,528
  #   Furukawa Electric Co., Ltd.......................   633,000   1,338,970
      Glory, Ltd.......................................   126,700   4,224,351
      Gunma Bank, Ltd. (The)...........................   921,397   5,421,299
      H2O Retailing Corp...............................   291,000   2,411,025
      Hachijuni Bank, Ltd. (The).......................   993,231   6,105,853
      Hakuhodo DY Holdings, Inc........................   184,000   1,931,801
      Hankyu Hanshin Holdings, Inc..................... 1,858,000  10,817,020
      Higo Bank, Ltd. (The)............................   282,000   1,507,452
      Hiroshima Bank, Ltd. (The).......................   699,000   3,391,974
      Hitachi Capital Corp.............................    47,000   1,252,641
  #   Hitachi Chemical Co., Ltd........................   210,900   3,709,715
  #   Hitachi Construction Machinery Co., Ltd..........   240,800   4,914,917
      Hitachi High-Technologies Corp...................   139,900   3,752,790
      Hitachi Transport System, Ltd....................   105,000   1,588,784
      Hokuhoku Financial Group, Inc.................... 2,651,000   5,443,008
  #   Honda Motor Co., Ltd............................. 1,163,700  40,509,630
  #   House Foods Group, Inc...........................   148,300   2,673,767
      Ibiden Co., Ltd..................................   389,200   7,777,005
  #   Idemitsu Kosan Co., Ltd..........................   272,196   5,563,619
      Inpex Corp....................................... 1,335,200  19,788,530
  #   Isetan Mitsukoshi Holdings, Ltd..................   884,200  10,956,880
      ITOCHU Corp...................................... 3,608,800  45,949,889
      Iyo Bank, Ltd. (The).............................   551,000   5,581,519
      J Front Retailing Co., Ltd....................... 1,471,000   9,912,240
  #   JFE Holdings, Inc................................ 1,259,700  26,587,296
      Joyo Bank, Ltd. (The)............................ 1,376,000   7,321,161
      JTEKT Corp.......................................   136,700   2,366,708
      JX Holdings, Inc................................. 6,192,133  31,840,576

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 JAPAN -- (Continued)
     K's Holdings Corp................................     41,100 $  1,175,022
     Kagoshima Bank, Ltd. (The).......................    358,143    2,356,106
 #   Kajima Corp......................................  1,900,000    8,835,115
     Kamigumi Co., Ltd................................    540,000    5,164,648
     Kaneka Corp......................................    825,542    4,964,811
 #   Kawasaki Kisen Kaisha, Ltd.......................  2,922,000    6,229,195
     Keiyo Bank, Ltd. (The)...........................    418,000    2,106,579
     Kewpie Corp......................................     47,400      852,964
     Kinden Corp......................................    207,000    2,313,644
 #   Kobe Steel, Ltd.................................. 10,599,000   17,253,247
 #   Konica Minolta, Inc..............................  1,762,300   18,814,146
 #   Kuraray Co., Ltd.................................  1,109,700   14,535,412
 #   Kurita Water Industries, Ltd.....................     13,500      310,207
     Kyocera Corp.....................................    683,100   33,087,362
     Kyocera Corp. Sponsored ADR......................     25,197    1,197,865
     Kyowa Hakko Kirin Co., Ltd.......................    571,000    7,844,737
 #   Lintec Corp......................................      5,100      104,055
     LIXIL Group Corp.................................    201,900    4,894,423
 #   Mabuchi Motor Co., Ltd...........................     20,400    1,608,889
     Maeda Road Construction Co., Ltd.................     36,000      626,581
     Marubeni Corp....................................  3,990,000   28,041,868
 #   Marui Group Co., Ltd.............................    542,642    5,236,114
     Maruichi Steel Tube, Ltd.........................     74,700    2,067,792
     Matsumotokiyoshi Holdings Co., Ltd...............      5,000      164,189
     Medipal Holdings Corp............................    339,800    4,282,395
     MEIJI Holdings Co., Ltd..........................     55,295    3,963,349
     Mitsubishi Chemical Holdings Corp................  5,946,700   26,026,425
     Mitsubishi Corp..................................  3,098,600   65,293,261
 #   Mitsubishi Gas Chemical Co., Inc.................    948,000    6,160,564
 #   Mitsubishi Logistics Corp........................    220,000    3,335,581
     Mitsubishi Materials Corp........................  4,371,000   15,889,603
     Mitsubishi Tanabe Pharma Corp....................    465,600    6,763,120
     Mitsubishi UFJ Financial Group, Inc.............. 24,653,206  145,387,356
     Mitsubishi UFJ Financial Group, Inc. ADR.........  4,781,372   28,210,095
 #   Mitsui & Co., Ltd................................  3,723,600   59,716,840
     Mitsui & Co., Ltd. Sponsored ADR.................     11,723    3,780,668
 #   Mitsui Chemicals, Inc............................  2,330,800    6,283,513
     Mitsui Engineering & Shipbuilding Co., Ltd.......    651,000    1,324,892
     Mitsui Mining & Smelting Co., Ltd................     69,030      204,934
 #   Mitsui OSK Lines, Ltd............................  3,333,000   12,349,580
     Mizuho Financial Group, Inc...................... 48,772,400   94,690,227
     Mizuho Financial Group, Inc. ADR.................    205,757      798,337
 #   MS&AD Insurance Group Holdings, Inc..............    915,353   20,835,588
     Nagase & Co., Ltd................................    235,889    2,897,217
     Nanto Bank, Ltd. (The)...........................    319,000    1,314,871
     NEC Corp......................................... 10,559,101   40,767,197
 #   NH Foods, Ltd....................................    429,536    8,792,856
 #   NHK Spring Co., Ltd..............................    206,900    2,026,178
 #   Nikon Corp.......................................    143,900    2,231,872
     Nippo Corp.......................................    117,000    2,046,684
 #   Nippon Electric Glass Co., Ltd...................    864,000    4,840,534
     Nippon Express Co., Ltd..........................  2,355,238   11,389,569
 #   Nippon Paper Industries Co., Ltd.................    330,200    5,773,129

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  JAPAN -- (Continued)
  #   Nippon Shokubai Co., Ltd.........................    266,000 $ 3,409,638
      Nippon Steel & Sumitomo Metal Corp............... 19,063,940  57,566,605
  #   Nippon Yusen K.K.................................  6,628,000  18,990,740
      Nishi-Nippon City Bank, Ltd. (The)...............  1,412,569   3,667,214
      Nissan Motor Co., Ltd............................  5,833,800  57,231,942
      Nisshin Seifun Group, Inc........................    464,199   5,420,879
      Nisshin Steel Co., Ltd...........................    143,100   1,932,242
      Nisshinbo Holdings, Inc..........................    305,000   3,078,466
      NKSJ Holdings, Inc...............................    296,400   7,484,540
  #   NOK Corp.........................................    230,120   4,698,901
      NTN Corp.........................................  1,550,000   7,470,084
      NTT DOCOMO, Inc..................................  3,091,700  54,216,505
      NTT DOCOMO, Inc. Sponsored ADR...................      6,118     107,249
  #   Obayashi Corp....................................  1,650,682  12,047,144
      Oji Holdings Corp................................  3,093,000  12,448,464
      Onward Holdings Co., Ltd.........................    278,000   1,982,004
  #   Otsuka Holdings Co., Ltd.........................    156,400   4,980,211
      Pola Orbis Holdings, Inc.........................     49,300   2,047,091
      Rengo Co., Ltd...................................    421,000   1,923,249
  #   Resona Holdings, Inc.............................  3,227,600  17,986,048
      Ricoh Co., Ltd...................................  3,113,800  35,645,252
      Rohm Co., Ltd....................................    233,700  13,174,935
      Sankyo Co., Ltd..................................     82,500   3,210,318
      SBI Holdings, Inc................................    444,000   5,179,963
      Seino Holdings Co., Ltd..........................    315,000   3,386,630
      Sekisui Chemical Co., Ltd........................    125,000   1,498,807
  #   Sekisui House, Ltd...............................  1,739,200  22,826,784
      Shiga Bank, Ltd. (The)...........................    451,185   2,671,872
      Shimizu Corp.....................................    711,000   5,445,942
      Shizuoka Bank, Ltd. (The)........................  1,051,000  11,327,164
      Showa Denko K.K..................................  4,683,000   6,812,297
  #   Showa Shell Sekiyu KK............................     80,300     905,661
      SKY Perfect JSAT Holdings, Inc...................    362,800   2,151,346
      Sohgo Security Services Co., Ltd.................     81,400   1,849,165
      Sojitz Corp......................................  2,867,200   4,876,895
  #   Sony Corp........................................    975,200  17,773,736
  #   Sony Corp. Sponsored ADR.........................  1,801,665  33,204,686
      Sumitomo Bakelite Co., Ltd.......................    347,000   1,376,866
      Sumitomo Chemical Co., Ltd.......................  6,575,000  24,991,724
  #   Sumitomo Corp....................................  2,713,300  35,756,005
      Sumitomo Dainippon Pharma Co., Ltd...............      9,700     118,584
  #   Sumitomo Electric Industries, Ltd................  2,606,700  38,207,656
  #   Sumitomo Forestry Co., Ltd.......................    373,500   4,399,765
      Sumitomo Heavy Industries, Ltd...................  1,292,000   6,314,290
  #   Sumitomo Metal Mining Co., Ltd...................  1,441,000  24,005,953
      Sumitomo Mitsui Financial Group, Inc.............  2,290,100  93,354,714
      Sumitomo Mitsui Trust Holdings, Inc..............  2,521,629  10,973,388
      Sumitomo Osaka Cement Co., Ltd...................    196,000     704,591
      Sumitomo Rubber Industries, Ltd..................    209,900   3,040,252
      Suzuken Co., Ltd.................................    149,300   4,760,160
      Suzuki Motor Corp................................    774,300  25,838,396
      T&D Holdings, Inc................................  1,384,000  17,369,998
      Taisho Pharmaceutical Holdings Co., Ltd..........     49,199   3,502,398

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
 JAPAN -- (Continued)
 #   Taiyo Nippon Sanso Corp..........................    28,000 $      245,535
 #   Takashimaya Co., Ltd.............................   674,634      6,204,448
     Takata Corp......................................    13,200        262,594
     TDK Corp.........................................   530,100     25,429,478
 #   Teijin, Ltd...................................... 3,333,450      8,254,978
     Toho Holdings Co., Ltd...........................    12,800        241,655
     Tokai Rika Co., Ltd..............................   101,100      2,109,727
 #   Tokio Marine Holdings, Inc.......................   245,600      7,723,325
     Tokyo Broadcasting System Holdings, Inc..........    85,300        986,822
 #   Toppan Printing Co., Ltd......................... 1,344,000     10,237,758
     Toshiba TEC Corp.................................    36,000        236,132
     Tosoh Corp....................................... 1,329,000      5,831,209
     Toyo Seikan Group Holdings, Ltd..................   365,849      5,697,836
     Toyobo Co., Ltd..................................   664,000      1,074,721
     Toyoda Gosei Co., Ltd............................   118,900      2,414,690
 #   Toyota Boshoku Corp..............................    43,000        486,402
 #   Toyota Tsusho Corp...............................   751,500     20,892,244
 #   Ube Industries, Ltd.............................. 3,078,000      5,310,938
     UNY Group Holdings Co., Ltd......................   393,050      2,336,512
     Ushio, Inc.......................................    44,200        527,530
     Wacoal Holdings Corp.............................   179,000      1,890,889
 #   Yamada Denki Co., Ltd............................ 1,608,100      5,707,528
     Yamaguchi Financial Group, Inc...................   492,148      5,041,164
     Yamaha Corp......................................   355,900      5,423,163
     Yamato Kogyo Co., Ltd............................    86,600      2,814,942
 #   Yamazaki Baking Co., Ltd.........................   275,000      3,480,769
     Yokohama Rubber Co., Ltd. (The)..................    97,000        839,870
                                                                 --------------
 TOTAL JAPAN..........................................            2,180,193,317
                                                                 --------------
 NETHERLANDS -- (3.0%)
 #   Aegon NV......................................... 3,974,447     32,231,431
     Akzo Nobel NV....................................   237,614     17,113,812
 #   ArcelorMittal(B03XPL1)........................... 3,159,312     47,973,972
 #   ArcelorMittal(B295F26)...........................   553,547      8,419,450
 *   ING Groep NV..................................... 6,479,202     84,149,174
 #*  ING Groep NV Sponsored ADR....................... 1,297,167     16,824,256
     Koninklijke Ahold NV............................. 1,258,998     21,952,284
     Koninklijke Boskalis Westminster NV..............    44,440      2,373,483
     Koninklijke DSM NV...............................   514,295     35,529,192
 *   Koninklijke KPN NV............................... 2,384,585      7,625,073
     Koninklijke Philips NV........................... 1,159,088     35,723,748
 #   TNT Express NV...................................    72,118        581,138
                                                                 --------------
 TOTAL NETHERLANDS....................................              310,497,013
                                                                 --------------
 NEW ZEALAND -- (0.1%)
     Auckland International Airport, Ltd..............   334,646      1,081,883
     Contact Energy, Ltd.............................. 1,292,916      6,071,428
     Fletcher Building, Ltd...........................   157,122      1,209,366
                                                                 --------------
 TOTAL NEW ZEALAND....................................                8,362,677
                                                                 --------------
 NORWAY -- (0.8%)
     Aker ASA Class A.................................    68,150      2,606,769

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 NORWAY -- (Continued)
     DNB ASA..........................................  1,551,198 $ 27,489,678
     Norsk Hydro ASA..................................  3,357,025   19,902,376
     Norsk Hydro ASA Sponsored ADR....................     59,900      357,603
     Orkla ASA........................................    361,613    3,273,169
     Stolt-Nielsen, Ltd...............................      8,425      191,399
 *   Storebrand ASA...................................  1,082,306    6,013,405
     Subsea 7 SA......................................    590,207    9,852,583
     Wilh Wilhelmsen Holding ASA Class A..............        212        6,477
     Yara International ASA...........................    216,499    9,892,354
                                                                  ------------
 TOTAL NORWAY.........................................              79,585,813
                                                                  ------------
 PORTUGAL -- (0.0%)
 #*  Banco Espirito Santo SA..........................  2,631,973      706,466
     EDP Renovaveis SA................................    517,656    3,650,086
                                                                  ------------
 TOTAL PORTUGAL.......................................               4,356,552
                                                                  ------------
 SINGAPORE -- (1.2%)
     CapitaLand, Ltd..................................  9,878,000   27,220,767
     City Developments, Ltd...........................    179,000    1,511,804
     DBS Group Holdings, Ltd..........................  1,323,279   19,279,282
     Golden Agri-Resources, Ltd....................... 14,989,000    6,398,675
     Hutchison Port Holdings Trust....................  6,524,000    4,853,804
     Keppel Land, Ltd.................................  1,258,000    3,658,777
 #*  Neptune Orient Lines, Ltd........................  1,246,004      946,699
     Noble Group, Ltd................................. 10,011,000   11,332,781
 #   OUE, Ltd.........................................    405,000      793,133
     Singapore Airlines, Ltd..........................  2,117,600   17,485,888
     United Industrial Corp., Ltd.....................  2,172,366    5,917,455
     UOL Group, Ltd...................................  1,420,864    7,527,736
     Venture Corp., Ltd...............................    307,000    1,993,123
     Wheelock Properties Singapore, Ltd...............    861,000    1,305,659
     Wilmar International, Ltd........................  4,154,000   10,845,510
                                                                  ------------
 TOTAL SINGAPORE......................................             121,071,093
                                                                  ------------
 SPAIN -- (2.2%)
 #   Acciona SA.......................................    101,533    8,326,199
 #   Banco de Sabadell SA.............................  9,570,037   31,066,015
     Banco Popular Espanol SA.........................  3,464,618   21,143,067
     Banco Santander SA...............................  3,337,618   33,534,008
 #   Banco Santander SA Sponsored ADR.................    713,123    7,109,836
     CaixaBank SA.....................................  3,115,247   18,732,617
 #   Iberdrola SA..................................... 10,204,299   75,916,840
     Repsol SA........................................  1,490,932   37,180,189
                                                                  ------------
 TOTAL SPAIN..........................................             233,008,771
                                                                  ------------
 SWEDEN -- (2.8%)
     Boliden AB.......................................    612,180    9,917,397
     Holmen AB Class A................................      5,131      173,313
     Meda AB Class A..................................    280,396    4,520,877
     Nordea Bank AB...................................  5,366,449   71,968,222
     Skandinaviska Enskilda Banken AB Class A.........  3,481,813   46,610,917
 #   Skandinaviska Enskilda Banken AB Class C.........     16,918      218,203

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SWEDEN -- (Continued)
  #*  SSAB AB Class A..................................    51,620 $    498,319
      Svenska Cellulosa AB Class A.....................    66,476    1,649,909
      Svenska Cellulosa AB Class B..................... 1,348,669   33,212,365
      Svenska Handelsbanken AB Class A.................    32,796    1,579,468
      Svenska Handelsbanken AB Class B.................       252       11,579
      Swedbank AB Class A..............................   674,237   17,272,345
      Tele2 AB Class B.................................   136,054    1,659,785
      Telefonaktiebolaget LM Ericsson Class A..........    28,098      330,384
      Telefonaktiebolaget LM Ericsson Class B.......... 4,879,427   60,758,023
  #   Telefonaktiebolaget LM Ericsson Sponsored ADR....   952,162   11,835,374
      TeliaSonera AB................................... 3,717,354   27,841,964
                                                                  ------------
  TOTAL SWEDEN.........................................            290,058,444
                                                                  ------------
  SWITZERLAND -- (8.6%)
      ABB, Ltd.........................................   820,669   18,873,635
      Adecco SA........................................   472,171   35,317,698
      Alpiq Holding AG.................................     1,593      167,185
      Aryzta AG........................................   218,943   19,803,505
      Baloise Holding AG...............................   200,163   24,100,666
      Banque Cantonale Vaudoise........................       468      249,232
      Clariant AG......................................   601,589   11,199,710
      Credit Suisse Group AG........................... 1,928,358   52,312,021
  #   Credit Suisse Group AG Sponsored ADR............. 1,022,581   27,711,945
      Givaudan SA......................................     5,469    8,945,049
      Holcim, Ltd......................................   887,877   71,044,795
      Lonza Group AG...................................    56,997    6,320,603
      Novartis AG...................................... 2,434,443  211,793,117
  #   Novartis AG ADR..................................   681,571   59,255,783
      Sulzer AG........................................    50,596    6,690,465
      Swatch Group AG (The)............................    36,536    3,658,592
      Swiss Life Holding AG............................   123,557   28,572,344
  #   Swiss Re AG...................................... 1,547,148  131,519,184
      UBS AG(B18YFJ4).................................. 4,344,251   74,640,867
      UBS AG(H89231338)................................   505,823    8,684,981
      Zurich Insurance Group AG........................   333,311   96,830,068
                                                                  ------------
  TOTAL SWITZERLAND....................................            897,691,445
                                                                  ------------
  UNITED KINGDOM -- (15.9%)
      Anglo American P.L.C............................. 2,997,959   80,513,065
      Barclays P.L.C................................... 6,164,510   23,367,734
  #   Barclays P.L.C. Sponsored ADR.................... 5,037,005   76,461,736
      Barratt Developments P.L.C.......................   410,298    2,407,008
      BP P.L.C......................................... 1,889,456   15,387,239
      BP P.L.C. Sponsored ADR.......................... 7,112,217  348,285,266
      Carnival P.L.C...................................   658,867   23,734,136
  #   Carnival P.L.C. ADR..............................   229,328    8,285,621
      Friends Life Group, Ltd.......................... 3,422,696   19,140,608
      Glencore P.L.C................................... 9,442,477   57,057,356
      HSBC Holdings P.L.C.............................. 9,197,250   98,602,926
      HSBC Holdings P.L.C. Sponsored ADR............... 2,089,967  111,583,337
      Investec P.L.C................................... 1,195,168   10,337,528
  #   J Sainsbury P.L.C................................ 5,377,115   28,342,051

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                      SHARES        VALUE++
                                                     ---------- ---------------
 UNITED KINGDOM -- (Continued)
       Kingfisher P.L.C.............................  7,842,790 $    39,612,954
 *     Lloyds Banking Group P.L.C................... 34,635,010      43,178,568
 #*    Lloyds Banking Group P.L.C. ADR..............  1,528,251       7,671,820
       Old Mutual P.L.C............................. 12,629,616      41,548,526
 #     Pearson P.L.C. Sponsored ADR.................  1,179,255      22,653,488
 *     Royal Bank of Scotland Group P.L.C...........  3,847,507      22,932,866
 #*    Royal Bank of Scotland Group P.L.C.
         Sponsored ADR..............................    400,166       4,753,972
 #     Royal Dutch Shell P.L.C. ADR(780259107)......  3,323,210     286,261,309
       Royal Dutch Shell P.L.C. ADR(780259206)......    755,142      61,793,270
       Royal Dutch Shell P.L.C. Class A.............    578,802      23,797,942
       Royal Dutch Shell P.L.C. Class B.............    255,146      10,987,042
       RSA Insurance Group P.L.C....................  1,362,966      10,537,074
 *     Standard Chartered P.L.C.....................    606,159      12,570,380
       Vedanta Resources P.L.C......................    189,404       3,341,425
       Vodafone Group P.L.C......................... 19,970,644      66,504,066
       Vodafone Group P.L.C. Sponsored ADR..........  2,056,797      68,326,805
       WM Morrison Supermarkets P.L.C...............  8,127,143      23,067,268
                                                                ---------------
 TOTAL UNITED KINGDOM...............................              1,653,044,386
                                                                ---------------
 TOTAL COMMON STOCKS................................              9,675,652,106
                                                                ---------------
 PREFERRED STOCKS -- (0.2%)
 GERMANY -- (0.2%)
       Porsche Automobil Holding SE.................    254,382      23,776,865
                                                                ---------------
 RIGHTS/WARRANTS -- (0.0%)
 FRANCE -- (0.0%)
 *     Peugeot SA Warrants 04/29/17.................    159,012         380,071
                                                                ---------------
 SPAIN -- (0.0%)
 *     Banco Santander SA 08/04/14..................  3,337,617         688,352
                                                                ---------------
 TOTAL RIGHTS/WARRANTS..............................                  1,068,423
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                     ---------- ---------------
 SECURITIES LENDING COLLATERAL -- (6.8%)
 (S)@  DFA Short Term Investment Fund............... 60,718,493     702,512,962
                                                                ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,698,544,218)^^..........................            $10,403,010,356
                                                                ===============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
   Australia.................. $    2,358,941 $  531,486,787   --    $   533,845,728
   Austria....................             --     12,630,375   --         12,630,375
   Belgium....................      3,434,268    124,826,929   --        128,261,197
   Canada.....................    896,926,742             --   --        896,926,742
   Denmark....................             --    163,156,128   --        163,156,128
   Finland....................      1,952,397     86,524,512   --         88,476,909
   France.....................      4,613,089    878,905,960   --        883,519,049
   Germany....................     64,834,941    666,644,151   --        731,479,092
   Hong Kong..................             --    246,618,383   --        246,618,383
   Ireland....................      5,055,424     12,736,662   --         17,792,086
   Israel.....................             --     33,155,055   --         33,155,055
   Italy......................     21,388,045    140,533,806   --        161,921,851
   Japan......................     67,298,900  2,112,894,417   --      2,180,193,317
   Netherlands................     25,243,706    285,253,307   --        310,497,013
   New Zealand................             --      8,362,677   --          8,362,677
   Norway.....................        357,603     79,228,210   --         79,585,813
   Portugal...................             --      4,356,552   --          4,356,552
   Singapore..................             --    121,071,093   --        121,071,093
   Spain......................      7,109,836    225,898,935   --        233,008,771
   Sweden.....................     11,835,374    278,223,070   --        290,058,444
   Switzerland................     95,652,709    802,038,736   --        897,691,445
   United Kingdom.............    996,076,624    656,967,762   --      1,653,044,386
Preferred Stocks
   Germany....................             --     23,776,865   --         23,776,865
Rights/Warrants
   France.....................             --        380,071   --            380,071
   Spain......................             --        688,352   --            688,352
Securities Lending Collateral.             --    702,512,962   --        702,512,962
                               -------------- --------------   --    ---------------
TOTAL......................... $2,204,138,599 $8,198,871,757   --    $10,403,010,356
                               ============== ==============   ==    ===============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (88.1%)
  BRAZIL -- (6.4%)
      AES Tiete SA.....................................    76,084 $   525,168
      ALL - America Latina Logistica SA................   508,831   1,951,220
      AMBEV SA.........................................   855,320   5,907,599
  #   AMBEV SA ADR..................................... 4,150,723  28,598,481
      Banco Bradesco SA................................   671,682  10,474,538
      Banco do Brasil SA...............................   689,192   8,420,673
      Banco Santander Brasil SA........................   431,700   2,899,882
      Banco Santander Brasil SA ADR....................   726,366   4,881,180
      BB Seguridade Participacoes SA...................    21,600     315,134
      BM&FBovespa SA................................... 2,441,108  13,030,002
      BR Malls Participacoes SA........................   552,323   4,771,584
  #   Braskem SA Sponsored ADR.........................   153,394   1,903,620
      BRF SA...........................................    97,000   2,372,893
      BRF SA ADR.......................................   539,479  13,217,235
      CCR SA........................................... 1,069,768   8,411,972
      Centrais Eletricas Brasileiras SA................   246,900     680,165
  #   Centrais Eletricas Brasileiras SA ADR............    86,923     418,100
  #   Centrais Eletricas Brasileiras SA Sponsored ADR..   100,200     278,556
      CETIP SA - Mercados Organizados..................   325,900   4,559,368
      Cia Brasileira de Distribuicao ADR...............    85,830   4,138,723
      Cia de Saneamento Basico do Estado de Sao Paulo..   287,000   2,541,413
  #   Cia de Saneamento Basico do Estado de Sao Paulo
      ADR..............................................   178,668   1,590,145
      Cia Energetica de Minas Gerais...................    75,287     614,574
      Cia Paranaense de Energia........................    23,000     248,172
  #   Cia Paranaense de Energia Sponsored ADR..........    57,783     897,948
      Cia Siderurgica Nacional SA......................   633,652   3,197,935
  #   Cia Siderurgica Nacional SA Sponsored ADR........   524,621   2,607,366
      Cielo SA.........................................   743,950  13,608,349
      Cosan SA Industria e Comercio....................   181,069   2,966,539
      CPFL Energia SA..................................    83,360     727,505
      CPFL Energia SA ADR..............................    63,516   1,113,435
      Cyrela Brazil Realty SA Empreendimentos e
      Participacoes....................................   417,297   2,312,032
      Duratex SA.......................................   619,565   2,285,734
      EcoRodovias Infraestrutura e Logistica SA........   226,477   1,367,597
      EDP - Energias do Brasil SA......................   236,900   1,106,839
      Embraer SA.......................................   140,070   1,330,472
  #   Embraer SA ADR...................................   133,319   5,071,455
      Estacio Participacoes SA.........................   279,018   3,461,975
  #*  Fibria Celulose SA Sponsored ADR.................   514,098   5,069,006
      Gerdau SA........................................   146,632     696,724
      Gerdau SA Sponsored ADR..........................   326,326   1,918,797
      Grendene SA......................................    36,464     212,958
      Guararapes Confeccoes SA.........................     8,056     354,659
  *   Hypermarcas SA...................................   832,924   6,641,364
      Itau Unibanco Holding SA.........................   275,589   4,035,291
      JBS SA........................................... 1,052,281   3,872,858
      Klabin SA........................................   744,877   3,726,437
      Kroton Educacional SA............................   206,884   5,509,612
      Localiza Rent a Car SA...........................   158,860   2,529,156
      Lojas Americanas SA..............................   185,137     970,261
      Lojas Renner SA..................................   147,987   4,468,147

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    M Dias Branco SA..................................      40,000 $  1,640,551
    Multiplan Empreendimentos Imobiliarios SA.........      89,300    2,121,552
    Natura Cosmeticos SA..............................     198,900    3,097,361
    Odontoprev SA.....................................       7,800       32,008
    Oi SA.............................................   1,090,646      730,703
    Oi SA ADR(670851104)..............................       7,319        5,065
#   Oi SA ADR(670851203)..............................     107,889       71,207
    Petroleo Brasileiro SA............................     598,900    4,748,964
    Petroleo Brasileiro SA ADR........................   1,308,418   20,856,183
    Porto Seguro SA...................................     140,099    1,922,328
*   Qualicorp SA......................................     162,500    1,880,165
    Raia Drogasil SA..................................     229,600    1,919,785
    Souza Cruz SA.....................................     439,970    4,084,085
    Sul America SA....................................      63,900      384,456
    Tim Participacoes SA..............................     439,800    2,330,092
    Tim Participacoes SA ADR..........................      63,679    1,695,135
    Totvs SA..........................................     128,775    2,224,437
*   Tractebel Energia SA..............................     142,100    2,128,916
    Transmissora Alianca de Energia Eletrica SA.......     428,534    3,860,820
    Ultrapar Participacoes SA.........................     136,914    3,153,171
    Ultrapar Participacoes SA Sponsored ADR...........     254,308    5,821,110
*   Usinas Siderurgicas de Minas Gerais SA............      39,100      126,671
*   Vale SA...........................................     137,800    1,977,031
#   Vale SA Sponsored ADR.............................   1,238,400   17,771,040
    WEG SA............................................     323,525    3,878,735
                                                                   ------------
TOTAL BRAZIL..........................................              293,272,419
                                                                   ------------
CHILE -- (1.4%)
    AES Gener SA......................................   2,215,773    1,121,579
    Aguas Andinas SA Class A..........................   2,230,139    1,411,269
    Banco de Chile ADR................................      36,940    2,765,692
    Banco de Credito e Inversiones....................      36,692    2,017,384
    Banco Santander Chile ADR.........................     184,741    4,697,964
    CAP SA............................................     122,726    1,662,936
    Cencosud SA.......................................   1,142,664    3,555,656
    Cencosud SA ADR...................................       8,408       77,942
    CFR Pharmaceuticals SA............................   1,737,925      583,329
    Cia Cervecerias Unidas SA.........................      23,702      266,447
#   Cia Cervecerias Unidas SA ADR.....................      54,549    1,230,625
    Cia General de Electricidad SA....................      35,928      162,044
    Colbun SA.........................................   6,902,135    1,779,740
    Corpbanca SA...................................... 137,094,039    1,619,159
    Corpbanca SA ADR..................................      26,066      462,411
    Embotelladora Andina SA Class A ADR...............      22,244      401,504
#   Embotelladora Andina SA Class B ADR...............      19,587      419,162
#   Empresa Nacional de Electricidad SA Sponsored ADR.     111,030    4,937,504
    Empresas CMPC SA..................................   1,504,112    3,391,963
    Empresas COPEC SA.................................     470,401    5,760,712
    Enersis SA Sponsored ADR..........................     508,369    8,571,101
    ENTEL Chile SA....................................     201,802    2,451,483
    Inversiones Aguas Metropolitanas SA...............     377,408      597,072
#*  Latam Airlines Group SA Sponsored ADR.............     356,772    4,181,368
    Molibdenos y Metales SA...........................      21,739      254,622

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHILE -- (Continued)
    SACI Falabella......................................    698,561 $ 5,538,126
    Sigdo Koppers SA....................................    338,893     502,063
    Sociedad Quimica y Minera de Chile SA Sponsored ADR.     91,271   2,530,945
    Sonda SA............................................    486,918   1,118,491
                                                                    -----------
TOTAL CHILE.............................................             64,070,293
                                                                    -----------
CHINA -- (14.3%)
    Agile Property Holdings, Ltd........................  1,754,000   1,499,251
    Agricultural Bank of China, Ltd. Class H............ 18,743,000   9,080,052
    Air China, Ltd. Class H.............................  2,124,000   1,298,817
#*  Aluminum Corp. of China, Ltd. ADR...................    112,680   1,289,059
#*  Aluminum Corp. of China, Ltd. Class H...............  1,560,000     713,073
#   Angang Steel Co., Ltd. Class H......................  1,422,000   1,049,433
#   Anhui Conch Cement Co., Ltd. Class H................  1,017,500   3,832,723
    Anta Sports Products, Ltd...........................    432,000     710,045
    Bank of China, Ltd. Class H......................... 64,409,100  30,697,636
    Bank of Communications Co., Ltd. Class H............  7,835,515   6,003,616
    BBMG Corp. Class H..................................  1,155,500     895,528
    Beijing Capital International Airport Co., Ltd.
      Class H...........................................    198,000     136,217
    Beijing Enterprises Holdings, Ltd...................    668,972   5,829,633
#   Beijing Enterprises Water Group, Ltd................    928,000     606,708
    Beijing Jingneng Clean Energy Co., Ltd. Class H.....     46,000      19,360
    Belle International Holdings, Ltd...................  3,431,000   4,258,529
#   Biostime International Holdings, Ltd................    138,000     628,500
    Brilliance China Automotive Holdings, Ltd...........  1,934,000   3,619,327
#   Byd Co., Ltd. Class H...............................    381,886   2,525,632
    China BlueChemical, Ltd.............................    212,000     109,463
    China CITIC Bank Corp., Ltd. Class H................  6,922,928   4,583,808
#   China Coal Energy Co., Ltd. Class H.................  4,683,777   2,821,003
    China Communications Construction Co., Ltd. Class H.  5,313,000   4,027,674
    China Communications Services Corp., Ltd. Class H...  2,892,000   1,413,145
    China Construction Bank Corp. Class H............... 60,826,590  46,695,259
#*  China COSCO Holdings Co., Ltd. Class H..............  2,263,000     973,016
*   China Eastern Airlines Corp., Ltd. ADR..............      2,800      43,596
#*  China Eastern Airlines Corp., Ltd. Class H..........  2,140,000     673,961
    China Everbright International, Ltd.................  2,755,000   3,678,042
    China Gas Holdings, Ltd.............................  2,200,000   4,238,654
    China Hongqiao Group, Ltd...........................    689,500     589,880
    China International Marine Containers Group Co.,
      Ltd. Class H......................................    338,700     743,796
#   China Life Insurance Co., Ltd. ADR..................    321,472  14,260,498
    China Life Insurance Co., Ltd. Class H..............    784,000   2,333,368
    China Longyuan Power Group Corp. Class H............  1,931,000   1,962,057
    China Mengniu Dairy Co., Ltd........................    920,000   4,447,848
#   China Merchants Bank Co., Ltd. Class H..............  3,724,554   7,536,623
    China Merchants Holdings International Co., Ltd.....  1,048,006   3,525,430
#   China Minsheng Banking Corp., Ltd. Class H..........  5,307,000   5,482,049
    China Mobile, Ltd...................................    179,500   1,961,332
    China Mobile, Ltd. Sponsored ADR....................    926,803  50,501,495
    China Molybdenum Co., Ltd. Class H..................    896,322     592,438
    China National Building Material Co., Ltd. Class H..  4,793,916   4,779,590
    China Oilfield Services, Ltd. Class H...............  1,808,000   4,496,087
    China Overseas Land & Investment, Ltd...............  3,260,000   9,933,855
    China Pacific Insurance Group Co., Ltd. Class H.....  1,922,000   7,548,990

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Petroleum & Chemical Corp. ADR................    138,191 $13,492,940
    China Petroleum & Chemical Corp. Class H............  8,186,800   8,014,913
    China Railway Construction Corp., Ltd. Class H......  2,896,000   2,768,343
    China Railway Group, Ltd. Class H...................  3,805,000   2,025,226
    China Resources Cement Holdings, Ltd................  2,175,335   1,573,630
    China Resources Enterprise, Ltd.....................  1,117,000   3,391,899
    China Resources Gas Group, Ltd......................    640,000   2,021,244
    China Resources Land, Ltd...........................  1,734,000   4,036,562
    China Resources Power Holdings Co., Ltd.............  1,250,000   3,507,945
    China Shenhua Energy Co., Ltd. Class H..............  2,682,500   7,904,815
#*  China Shipping Container Lines Co., Ltd. Class H....  4,653,000   1,343,921
#   China South City Holdings, Ltd......................  1,814,000     909,010
    China Southern Airlines Co., Ltd. Class H...........  1,424,000     481,518
    China Southern Airlines Co., Ltd. Sponsored ADR.....     12,606     209,890
    China State Construction International Holdings,
      Ltd...............................................  1,318,000   2,320,894
*   China Taiping Insurance Holdings Co., Ltd...........    618,600   1,348,863
    China Telecom Corp., Ltd. ADR.......................     55,758   3,106,836
    China Telecom Corp., Ltd. Class H...................  4,118,000   2,321,086
    China Unicom Hong Kong, Ltd.........................    166,000     289,986
#   China Unicom Hong Kong, Ltd. ADR....................    483,030   8,390,231
    Chongqing Rural Commercial Bank Class H.............  2,589,000   1,280,543
#   CITIC Pacific, Ltd..................................  1,669,000   3,332,748
    CITIC Securities Co., Ltd. Class H..................    896,000   2,245,771
    CNOOC, Ltd..........................................  3,783,000   6,681,986
#   CNOOC, Ltd. ADR.....................................    127,716  22,563,586
    COSCO Pacific, Ltd..................................  2,297,502   3,458,324
    Country Garden Holdings Co., Ltd....................  7,408,769   3,778,521
    CSPC Pharmaceutical Group, Ltd......................    978,000     762,154
#   CSR Corp., Ltd......................................  1,471,000   1,315,609
    Datang International Power Generation Co., Ltd.
      Class H...........................................  3,050,000   1,512,593
    Dongfang Electric Corp., Ltd. Class H...............    377,400     651,239
    Dongfeng Motor Group Co., Ltd. Class H..............  2,302,000   4,093,710
    ENN Energy Holdings, Ltd............................    752,000   5,299,706
#   Evergrande Real Estate Group, Ltd................... 10,588,000   4,589,411
#   Fosun International, Ltd............................  1,717,441   2,181,168
#*  GCL-Poly Energy Holdings, Ltd.......................  6,420,814   2,072,855
#   Geely Automobile Holdings, Ltd......................  3,655,000   1,464,870
    Great Wall Motor Co., Ltd. Class H..................    932,500   3,836,294
    Guangdong Investment, Ltd...........................  2,560,000   2,867,625
    Guangshen Railway Co., Ltd. Sponsored ADR...........     28,517     572,051
    Guangzhou Automobile Group Co., Ltd. Class H........  1,996,259   2,238,542
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H......................................    174,000     552,109
    Guangzhou R&F Properties Co., Ltd...................  2,102,000   3,081,856
    Haier Electronics Group Co., Ltd....................    700,000   2,003,405
    Haitian International Holdings, Ltd.................     79,000     184,660
#   Hanergy Solar Group, Ltd............................  7,134,000   1,117,597
    Hengan International Group Co., Ltd.................    619,500   6,631,556
#   Huadian Power International Corp., Ltd. Class H.....  1,394,000     857,699
    Huaneng Power International, Inc. Class H...........    810,000     898,100
#   Huaneng Power International, Inc. Sponsored ADR.....     34,452   1,526,568
    Industrial & Commercial Bank of China, Ltd. Class H. 70,069,185  47,878,074
    Jiangsu Expressway Co., Ltd. Class H................  1,250,000   1,524,200
    Jiangxi Copper Co., Ltd. Class H....................  1,478,000   2,814,078

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
#   Kingsoft Corp., Ltd.................................   225,000 $    664,008
    Kunlun Energy Co., Ltd.............................. 3,218,000    5,465,536
#   Lenovo Group, Ltd................................... 5,665,278    7,742,425
    Longfor Properties Co., Ltd......................... 1,530,000    2,211,046
#   Metallurgical Corp. of China, Ltd. Class H.......... 3,003,000      657,627
    New China Life Insurance Co., Ltd. Class H..........   490,700    1,777,210
    New World China Land, Ltd........................... 2,554,000    1,526,208
#   Nine Dragons Paper Holdings, Ltd.................... 1,905,000    1,564,986
#   PetroChina Co., Ltd. ADR............................   143,410   18,509,929
    PetroChina Co., Ltd. Class H........................ 2,814,000    3,647,141
    PICC Property & Casualty Co., Ltd. Class H.......... 2,357,920    3,818,671
    Ping An Insurance Group Co. of China, Ltd. Class H.. 1,408,000 11,954,777 Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H........................................... 1,204,000    1,234,993
    Shanghai Electric Group Co., Ltd. Class H........... 2,502,000    1,106,847
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class
      H.................................................   180,500      595,604
    Shanghai Industrial Holdings, Ltd...................   701,274    2,333,979
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H..   625,500    1,160,844
    Shenzhou International Group Holdings, Ltd..........   534,000    1,681,142
    Shimao Property Holdings, Ltd....................... 1,892,371    4,351,015
    Sihuan Pharmaceutical Holdings Group, Ltd........... 2,286,000    1,401,402
    Sino Biopharmaceutical, Ltd......................... 2,620,000    2,252,323
    Sino-Ocean Land Holdings, Ltd....................... 2,698,477    1,575,979
    Sinopec Shanghai Petrochemical Co., Ltd. Class H.... 1,693,000      516,578
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR...............................................     9,818      302,477
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H....   671,999      153,475
    Sinopharm Group Co., Ltd. Class H...................   834,400    2,450,427
    SOHO China, Ltd..................................... 2,899,263    2,433,623
#   Sun Art Retail Group, Ltd........................... 1,994,000    2,481,474
#   Tencent Holdings, Ltd............................... 4,238,200   68,773,683
    Tingyi Cayman Islands Holding Corp.................. 1,644,000    4,676,135
    Tsingtao Brewery Co., Ltd. Class H..................   186,000    1,510,695
#   Uni-President China Holdings, Ltd...................   910,799      747,405
    Want Want China Holdings, Ltd....................... 4,988,000    6,824,033
#   Weichai Power Co., Ltd. Class H.....................   539,200    2,342,620
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H...........................................   309,400      351,224
#   Yanzhou Coal Mining Co., Ltd. Class H............... 1,172,000      956,344
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........   108,916      882,220
    Zhejiang Expressway Co., Ltd. Class H............... 1,358,000    1,472,307
    Zhuzhou CSR Times Electric Co., Ltd. Class H........   302,000    1,034,788
#   Zijin Mining Group Co., Ltd. Class H................ 5,343,000    1,394,586
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd............................................... 1,565,200      983,806
#   ZTE Corp. Class H...................................   499,038    1,037,505
                                                                   ------------
TOTAL CHINA.............................................            658,534,153
                                                                   ------------
COLOMBIA -- (0.7%)
    Almacenes Exito SA..................................   222,056    3,585,088
    Banco de Bogota SA..................................    27,435    1,023,288
    Bancolombia SA......................................   158,554    2,390,883
    Bancolombia SA Sponsored ADR........................    89,105    5,561,043
    Cementos Argos SA...................................   383,731    2,249,129
*   Cemex Latam Holdings SA.............................    76,527      754,364
    Corp. Financiera Colombiana SA......................     9,280      190,867
    Ecopetrol SA........................................ 1,016,730    1,722,771

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
COLOMBIA -- (Continued)
#   Ecopetrol SA Sponsored ADR...........................   220,479 $ 7,438,961
    Empresa de Energia de Bogota SA ESP..................   954,210     851,635
    Grupo Aval Acciones y Valores........................   729,280     536,251
    Grupo de Inversiones Suramericana SA.................     1,578      35,146
    Grupo Nutresa SA.....................................    41,332     596,830
    Interconexion Electrica SA ESP.......................   454,049   2,233,054
    Isagen SA ESP........................................   938,889   1,623,393
                                                                    -----------
TOTAL COLOMBIA...........................................            30,792,703
                                                                    -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S..............................................   198,179   5,609,113
    Komercni Banka A.S...................................    15,596   3,381,325
    O2 Czech Republic AS.................................   175,288   2,309,070
    Philip Morris CR A.S.................................       397     200,265
*   Unipetrol A.S........................................    12,131      74,918
                                                                    -----------
TOTAL CZECH REPUBLIC.....................................            11,574,691
                                                                    -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR.......   536,263   3,121,691
*   Egyptian Financial Group-Hermes Holding GDR..........       676       3,050
*   Global Telecom Holding SAE GDR.......................   428,641   1,488,724
                                                                    -----------
TOTAL EGYPT..............................................             4,613,465
                                                                    -----------
GREECE -- (0.5%)
*   Alpha Bank AE........................................ 1,561,074   1,247,358
    Athens Water Supply & Sewage Co. SA (The)............    15,968     204,356
*   Folli Follie SA......................................    38,413   1,606,135
    Hellenic Petroleum SA................................   102,964     806,126
*   Hellenic Telecommunications Organization SA..........   340,319   4,664,977
*   JUMBO SA.............................................   145,611   2,178,151
    Motor Oil Hellas Corinth Refineries SA...............    11,005     118,482
*   National Bank of Greece SA...........................   421,006   1,340,268
    OPAP SA..............................................   241,253   3,931,579
*   Piraeus Bank SA...................................... 1,419,168   2,981,665
*   Public Power Corp. SA................................   144,358   2,107,208
    Titan Cement Co. SA..................................    56,715   1,738,759
                                                                    -----------
TOTAL GREECE.............................................            22,925,064
                                                                    -----------
HUNGARY -- (0.2%)
*   FHB Mortgage Bank P.L.C..............................     4,179      12,922
*   Magyar Telekom Telecommunications P.L.C..............   574,667     912,118
    MOL Hungarian Oil and Gas P.L.C......................    44,169   2,136,166
#   OTP Bank P.L.C.......................................   302,824   5,248,643
    Richter Gedeon Nyrt..................................   145,205   2,382,594
#   Tisza Chemical Group P.L.C...........................    23,981     421,142
                                                                    -----------
TOTAL HUNGARY............................................            11,113,585
                                                                    -----------
INDIA -- (7.7%)
    ABB India, Ltd.......................................    46,035     787,744
    ACC, Ltd.............................................    48,539   1,112,875
    Adani Enterprises, Ltd...............................   217,318   1,541,301
    Adani Ports and Special Economic Zone, Ltd...........   495,151   2,116,152

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
*   Adani Power, Ltd.....................................   722,177 $   670,994
    Aditya Birla Nuvo, Ltd...............................    56,358   1,367,362
    Ambuja Cements, Ltd..................................   725,767   2,459,128
    Apollo Hospitals Enterprise, Ltd.....................    92,224   1,528,165
    Asian Paints, Ltd....................................   313,359   3,235,486
    Aurobindo Pharma, Ltd................................   180,382   2,104,338
    Axis Bank, Ltd....................................... 1,351,365   8,750,464
    Bajaj Auto, Ltd......................................   103,111   3,533,620
    Bajaj Finserv, Ltd...................................    39,655     618,873
    Bajaj Holdings & Investment, Ltd.....................    33,771     723,207
    Bank of Baroda.......................................    95,903   1,360,574
    Bank of India........................................   232,954   1,043,810
    Berger Paints India, Ltd.............................     3,327      16,469
*   Bharat Electronics, Ltd..............................    17,301     502,812
    Bharat Forge, Ltd....................................       997      11,822
    Bharat Heavy Electricals, Ltd........................   948,553   3,552,723
    Bharat Petroleum Corp., Ltd..........................   192,566   1,835,449
*   Bharti Airtel, Ltd...................................   702,394   4,317,058
*   Bhushan Steel, Ltd...................................    68,315     444,349
    Bosch, Ltd...........................................    11,757   2,596,255
    Britannia Industries, Ltd............................    31,023     583,969
    Cadila Healthcare, Ltd...............................    59,113   1,092,875
    Cairn India, Ltd.....................................   781,206   4,066,547
    Canara Bank..........................................   123,779     806,645
    Cipla, Ltd...........................................   443,033   3,334,435
    Colgate-Palmolive India, Ltd.........................    46,572   1,206,265
*   Container Corp. Of India.............................    54,732   1,170,601
    Crompton Greaves, Ltd................................   168,242     538,437
    Cummins India, Ltd...................................    74,807     772,985
    Dabur India, Ltd.....................................   472,358   1,602,510
    Divi's Laboratories, Ltd.............................    41,087   1,007,508
*   DLF, Ltd.............................................   612,132   1,985,084
    Dr Reddy's Laboratories, Ltd.........................    39,086   1,813,253
#   Dr Reddy's Laboratories, Ltd. ADR....................    81,229   3,634,998
    Eicher Motors, Ltd...................................     6,326     882,659
    Emami, Ltd...........................................    63,025     563,144
*   Essar Oil, Ltd.......................................   375,544     711,754
*   Exide Industries, Ltd................................   287,773     776,592
    Federal Bank, Ltd....................................   455,880     898,322
    GAIL India, Ltd......................................   217,415   1,551,774
    GAIL India, Ltd. GDR.................................    28,791   1,219,388
    GlaxoSmithKline Consumer Healthcare, Ltd.............     8,388     677,242
    Glenmark Pharmaceuticals, Ltd........................   101,902   1,101,737
*   GMR Infrastructure, Ltd..............................   454,854     201,172
    Godrej Consumer Products, Ltd........................   117,644   1,624,480
    Godrej Industries, Ltd...............................    89,305     490,829
*   Grasim Industries, Ltd...............................     6,300     333,762
    Havells India, Ltd...................................    47,385     936,156
    HCL Technologies, Ltd................................   244,765   6,292,346
    HDFC Bank, Ltd....................................... 1,530,953  20,857,653
*   Hero MotoCorp, Ltd...................................    94,817   4,069,597
*   Hindalco Industries, Ltd............................. 1,568,921   4,942,793
*   Hindustan Petroleum Corp., Ltd.......................    93,567     613,107

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Hindustan Unilever, Ltd..............................    46,144 $   519,760
    ICICI Bank, Ltd......................................   219,984   5,309,024
    ICICI Bank, Ltd. Sponsored ADR.......................   208,679  10,438,124
    IDBI Bank, Ltd.......................................   346,191     507,559
*   Idea Cellular, Ltd...................................   818,517   2,104,559
    IDFC, Ltd............................................   601,656   1,500,141
*   Indian Oil Corp., Ltd................................   324,835   1,777,964
    IndusInd Bank, Ltd...................................   233,807   2,136,109
    Infosys, Ltd.........................................   246,907  13,641,775
#   Infosys, Ltd. Sponsored ADR..........................   211,972  11,620,305
    ING Vysya Bank, Ltd..................................    25,010     253,485
    Ipca Laboratories, Ltd...............................    18,943     220,447
    ITC, Ltd............................................. 2,345,449  13,777,383
*   Jaiprakash Associates, Ltd........................... 1,336,264   1,281,447
    Jindal Steel & Power, Ltd............................   437,143   1,973,450
    JSW Energy, Ltd......................................   592,161     735,825
    JSW Steel, Ltd.......................................   147,966   2,866,450
    Kotak Mahindra Bank, Ltd.............................   354,265   5,539,533
    Larsen & Toubro, Ltd.................................   345,693   8,511,647
    Larsen & Toubro, Ltd. GDR............................     5,358     130,609
    LIC Housing Finance, Ltd.............................    53,635     255,165
    Lupin, Ltd...........................................   134,973   2,626,974
    Mahindra & Mahindra, Ltd.............................   395,941   7,771,694
*   Mangalore Refinery & Petrochemicals, Ltd.............   355,103     379,790
*   Marico Kaya Enterprises, Ltd.........................     2,327      11,311
    Marico, Ltd..........................................   131,105     551,522
    Maruti Suzuki India, Ltd.............................    82,439   3,417,672
*   Motherson Sumi Systems, Ltd..........................   237,292   1,423,128
    Mphasis, Ltd.........................................    73,800     554,161
*   National Aluminium Co., Ltd..........................   125,699     119,929
    Nestle India, Ltd....................................    16,603   1,400,511
*   NHPC, Ltd............................................ 3,201,628   1,201,105
*   NTPC, Ltd............................................   924,696   2,204,279
*   Oil & Natural Gas Corp., Ltd.........................   699,873   4,553,113
*   Oil India, Ltd.......................................   112,519   1,048,670
*   Oracle Financial Services Software, Ltd..............    19,531   1,069,783
*   Petronet LNG, Ltd....................................   201,679     607,743
*   Pidilite Industries, Ltd.............................   144,452     890,519
    Piramal Enterprises, Ltd.............................    60,551     646,544
*   Power Grid Corp. of India, Ltd....................... 1,095,210   2,411,708
    Procter & Gamble Hygiene & Health Care, Ltd..........     7,944     611,479
*   Ranbaxy Laboratories, Ltd............................   137,683   1,308,935
*   Reliance Capital, Ltd................................    97,310     932,068
    Reliance Communications, Ltd.........................   700,196   1,546,981
    Reliance Industries, Ltd............................. 1,443,896  23,815,917
*   Reliance Infrastructure, Ltd.........................   137,634   1,672,931
*   Reliance Power, Ltd..................................   807,301   1,228,308
*   Rural Electrification Corp., Ltd.....................    47,495     238,354
    Sesa Sterlite, Ltd................................... 1,599,539   7,609,642
    Shree Cement, Ltd....................................    10,489   1,277,025
    Shriram Transport Finance Co., Ltd...................    76,457   1,130,067
    Siemens, Ltd.........................................   100,767   1,448,764
*   SJVN, Ltd............................................    80,833      32,425

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CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    State Bank of India................................    150,711 $  6,014,729
    Steel Authority of India, Ltd......................    346,711      500,797
    Sun Pharmaceutical Industries, Ltd.................    647,332    8,405,963
*   Sun TV Network, Ltd................................    120,543      830,420
    Tata Consultancy Services, Ltd.....................    504,640   21,473,446
    Tata Global Beverages, Ltd.........................    370,091      934,441
    Tata Motors, Ltd...................................    679,237    4,980,213
    Tata Motors, Ltd. Sponsored ADR....................     80,428    3,162,429
    Tata Power Co., Ltd................................  1,216,011    1,958,535
    Tata Steel, Ltd....................................    525,437    4,782,242
    Tech Mahindra, Ltd.................................    132,898    4,724,156
    Titan Co., Ltd.....................................    207,778    1,159,948
    Ultratech Cement, Ltd..............................     52,355    2,087,600
    Union Bank of India................................    151,552      473,749
*   United Breweries, Ltd..............................     66,842      772,341
    UPL, Ltd...........................................    111,496      600,898
    Wipro, Ltd.........................................    654,733    5,864,363
    Yes Bank, Ltd......................................    280,133    2,465,949
    Zee Entertainment Enterprises, Ltd.................    374,353    1,793,478
                                                                   ------------
TOTAL INDIA............................................             352,421,159
                                                                   ------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT................................ 20,000,400    2,012,169
    AKR Corporindo Tbk PT..............................  2,003,700      755,680
    Astra Agro Lestari Tbk PT..........................    576,600    1,323,180
    Astra International Tbk PT......................... 21,216,310   14,010,075
    Bank Central Asia Tbk PT........................... 12,941,000   12,950,642
    Bank Danamon Indonesia Tbk PT......................  3,967,879    1,305,458
    Bank Mandiri Persero Tbk PT........................ 10,999,217    9,571,027
    Bank Negara Indonesia Persero Tbk PT...............  8,726,922    3,780,047
*   Bank Pan Indonesia Tbk PT..........................  7,175,000      548,817
    Bank Rakyat Indonesia Persero Tbk PT............... 12,911,600   12,384,430
*   Bank Tabungan Pensiunan Nasional Tbk PT............    768,500      272,579
*   Bayan Resources Tbk PT.............................     79,500       46,977
    Bumi Serpong Damai PT..............................  8,847,600    1,195,645
    Charoen Pokphand Indonesia Tbk PT..................  8,662,100    2,887,274
    Ciputra Development Tbk PT.........................  4,595,400      452,323
*   Global Mediacom Tbk PT............................. 13,084,700    2,150,115
    Gudang Garam Tbk PT................................    544,700    2,518,721
    Holcim Indonesia Tbk PT............................  2,051,600      530,852
    Indo Tambangraya Megah Tbk PT......................    518,300    1,155,130
    Indocement Tunggal Prakarsa Tbk PT.................  1,700,800    3,682,050
    Indofood CBP Sukses Makmur Tbk PT..................  1,104,200      993,954
    Indofood Sukses Makmur Tbk PT......................  6,278,200    3,779,111
    Indomobil Sukses Internasional Tbk PT..............     22,000        8,600
*   Indosat Tbk PT.....................................  1,481,600      509,229
*   Indosat Tbk PT ADR.................................      1,674       23,428
*   Inovisi Infracom Tbk PT............................    753,345       97,022
    Japfa Comfeed Indonesia Tbk PT.....................  1,657,100      178,000
    Jasa Marga Persero Tbk PT..........................  2,557,500    1,395,151
    Kalbe Farma Tbk PT................................. 22,694,500    3,351,623
*   Lippo Karawaci Tbk PT.............................. 31,811,500    3,005,133
    Mayora Indah Tbk PT................................    870,333    2,204,917

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THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
*   Media Nusantara Citra Tbk PT.......................  4,959,900 $  1,100,469
*   MNC Investama Tbk PT............................... 13,972,500      443,142
    Pakuwon Jati Tbk PT................................ 15,800,500      565,694
*   Panasia Indo Resources Tbk PT......................     75,100        2,082
    Perusahaan Gas Negara Persero Tbk PT............... 10,171,400    5,119,724
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  4,330,300      775,519
    Semen Indonesia Persero Tbk PT.....................  3,291,600    4,616,895
    Sinar Mas Agro Resources and Technology Tbk PT.....  1,116,500      603,741
    Sumber Alfaria Trijaya Tbk PT......................     40,000        1,719
    Summarecon Agung Tbk PT............................  5,323,500      610,822
    Surya Citra Media Tbk PT...........................  4,085,000    1,331,822
    Tambang Batubara Bukit Asam Persero Tbk PT.........  1,651,700    1,634,678
    Telekomunikasi Indonesia Persero Tbk PT............ 39,175,700    8,899,743
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR..............................................     10,358      465,178
    Tempo Scan Pacific Tbk PT..........................     72,500       18,804
    Tower Bersama Infrastructure Tbk PT................  1,684,800    1,198,411
*   Trada Maritime Tbk PT..............................  4,280,400      682,128
    Unilever Indonesia Tbk PT..........................  1,693,400    4,430,908
    United Tractors Tbk PT.............................  2,113,196    4,144,390
    Vale Indonesia Tbk PT..............................  3,653,900    1,247,208
    XL Axiata Tbk PT...................................  3,147,800    1,458,668
                                                                   ------------
TOTAL INDONESIA........................................             128,431,104
                                                                   ------------
MALAYSIA -- (4.0%)
    Aeon Co. M Bhd.....................................    343,200      432,368
    Affin Holdings Bhd.................................    735,800      808,130
    AirAsia Bhd........................................  2,979,300    2,270,128
    Alliance Financial Group Bhd.......................  1,664,700    2,538,926
    AMMB Holdings Bhd..................................  3,129,359    6,777,867
    Astro Malaysia Holdings Bhd........................  1,158,900    1,216,757
#   Axiata Group Bhd...................................  2,732,175    5,947,836
    Batu Kawan Bhd.....................................     92,000      568,075
    Berjaya Land Bhd...................................     95,000       25,136
    Berjaya Sports Toto Bhd............................    759,076      913,464
#   BIMB Holdings Bhd..................................    722,500      977,217
    Boustead Holdings Bhd..............................    476,786      780,737
    British American Tobacco Malaysia Bhd..............    148,900    3,274,807
#*  Bumi Armada Bhd....................................  1,350,800    1,416,687
    Bursa Malaysia Bhd.................................     76,800      199,752
#   CIMB Group Holdings Bhd............................  5,534,976   12,087,224
#   Dialog Group Bhd...................................  3,694,118    2,145,090
#   DiGi.Com Bhd.......................................  3,732,620    6,629,156
#   DRB-Hicom Bhd......................................  1,263,300      882,810
    Fraser & Neave Holdings Bhd........................     90,500      502,580
    Gamuda Bhd.........................................  1,929,900    2,882,268
    Genting Bhd........................................  1,962,900    6,040,244
    Genting Malaysia Bhd...............................  3,208,600    4,411,140
#   Genting Plantations Bhd............................    282,600      972,648
    Guinness Anchor Bhd................................    135,200      571,082
#   HAP Seng Consolidated Bhd..........................    753,500      827,077
#   Hartalega Holdings Bhd.............................    255,300      527,967
#   Hong Leong Bank Bhd................................    627,560    2,773,730
    Hong Leong Financial Group Bhd.....................    284,029    1,547,629

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
#   IJM Corp. Bhd......................................  2,456,981 $  5,138,096
#   IOI Corp. Bhd......................................  3,256,605    5,096,093
*   IOI Properties Group Bhd...........................  1,536,552    1,208,128
    KPJ Healthcare Bhd.................................      9,850       10,868
#   Kuala Lumpur Kepong Bhd............................    491,700    3,650,156
*   Kulim Malaysia Bhd.................................    470,200      478,788
    Lafarge Malaysia Bhd...............................    448,980    1,367,459
    Magnum Bhd.........................................     39,300       37,605
#   Malayan Banking Bhd................................  4,965,943   15,318,087
#   Malaysia Airports Holdings Bhd.....................    823,924    1,935,188
    Malaysia Marine and Heavy Engineering Holdings Bhd.    414,500      448,782
#*  Malaysian Airline System Bhd.......................  4,055,900      278,117
#   Maxis Bhd..........................................  2,398,100    5,065,428
    MISC Bhd...........................................  1,386,198    2,819,825
#   MMC Corp. Bhd......................................  1,351,100    1,058,088
    Nestle Malaysia Bhd................................    189,300    3,965,430
#*  Parkson Holdings Bhd...............................    658,114      597,660
#   Petronas Chemicals Group Bhd.......................  2,951,600    6,121,123
#   Petronas Dagangan Bhd..............................    263,600    1,528,068
    Petronas Gas Bhd...................................    530,400    3,902,230
#   PPB Group Bhd......................................    661,400    3,096,029
#   Public Bank Bhd....................................  1,292,214    7,986,978
    QL Resources Bhd...................................     75,000       80,122
#   RHB Capital Bhd....................................    907,851    2,567,148
#   Sapurakencana Petroleum Bhd........................  3,829,500    5,151,320
*   Shell Refining Co. Federation of Malaya Bhd........    108,100      186,208
#   Sime Darby Bhd.....................................  3,096,429    9,203,090
#   SP Setia Bhd Group.................................    640,248      702,597
    Sunway Bhd.........................................     93,400       93,601
#   Telekom Malaysia Bhd...............................    961,060    1,872,765
    Tenaga Nasional Bhd................................  2,536,450    9,844,290
#   UEM Sunrise Bhd....................................  2,131,737    1,401,037
    UMW Holdings Bhd...................................    992,566    3,627,405
    United Plantations Bhd.............................     56,300      510,160
    YTL Corp. Bhd......................................  9,901,586    4,860,746
#*  YTL Power International Bhd........................  2,606,247    1,204,580
                                                                   ------------
TOTAL MALAYSIA.........................................             183,361,827
                                                                   ------------
MEXICO -- (5.1%)
    Alfa S.A.B. de C.V. Class A........................  4,080,319   11,142,172
    Alpek S.A. de C.V..................................     66,216      120,261
#   America Movil S.A.B. de C.V. Series L.............. 37,750,669   44,575,487
    America Movil S.A.B. de C.V. Series L ADR..........     22,528      530,985
    Arca Continental S.A.B. de C.V.....................    460,692    3,256,904
#*  Cemex S.A.B. de C.V................................  1,938,964    2,439,105
#*  Cemex S.A.B. de C.V. Sponsored ADR.................  1,337,401   16,797,756
#   Coca-Cola Femsa S.A.B. de C.V. Series L............    298,900    3,191,131
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......     13,716    1,463,909
#   Controladora Comercial Mexicana S.A.B. de C.V......    628,374    2,311,960
*   Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B.....................................      8,726        6,469
#   El Puerto de Liverpool S.A.B. de C.V...............    181,160    2,016,741
#   Fomento Economico Mexicano S.A.B. de C.V...........  1,793,669   16,867,544
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................     25,918    2,433,441

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CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
MEXICO -- (Continued)
*   Gruma S.A.B. de C.V. Class B........................    58,869 $    646,134
*   Gruma S.A.B. de C.V. Sponsored ADR..................       482       21,150
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..    34,897    4,343,979
    Grupo Bimbo S.A.B. de C.V. Series A................. 1,682,198    5,158,571
    Grupo Carso S.A.B. de C.V. Series A1................   816,105    4,621,920
#   Grupo Comercial Chedraui S.A. de C.V................   320,456    1,039,906
#   Grupo Elektra S.A.B. de C.V.........................     7,227      186,426
    Grupo Financiero Banorte S.A.B. de C.V.............. 2,819,018   18,754,359
#   Grupo Financiero Inbursa S.A.B. de C.V.............. 2,448,606    7,482,881
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B...........................................   665,864    1,770,433
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR.......................................   152,244    2,021,800
    Grupo Mexico S.A.B. de C.V. Series B................ 4,225,397   15,034,998
*   Grupo Qumma S.A. de C.V. Series B...................     1,591           --
#   Grupo Televisa S.A.B. Series CPO.................... 2,556,698   18,212,122
    Grupo Televisa S.A.B. Sponsored ADR.................   104,814    3,730,330
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.............................. 2,373,426    6,732,487
    Industrias Penoles S.A.B. de C.V....................   148,997    3,719,290
#   Infraestructura Energetica Nova S.A.B. de C.V.......    93,942      531,533
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A..... 1,823,400    4,626,084
#   Mexichem S.A.B. de C.V.............................. 1,224,530    4,890,710
#*  Minera Frisco S.A.B. de C.V.........................   783,633    1,538,813
*   OHL Mexico S.A.B. de C.V............................   761,383    2,213,885
#*  Organizacion Soriana S.A.B. de C.V. Class B......... 1,112,475    3,624,380
*   Promotora y Operadora de Infraestructura S.A.B. de
      C.V...............................................   206,999    2,793,704
*   Savia SA Class A....................................   120,000           --
#   Wal-Mart de Mexico S.A.B. de C.V. Series V.......... 5,248,185   13,033,125
                                                                   ------------
TOTAL MEXICO............................................            233,882,885
                                                                   ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR..........................     6,659       59,798
    Cia de Minas Buenaventura SAA ADR...................   139,674    1,635,582
    Credicorp, Ltd......................................    65,705    9,719,083
    Grana y Montero SAA Sponsored ADR...................    33,127      553,221
#*  Rio Alto Mining, Ltd................................    17,580       40,786
                                                                   ------------
TOTAL PERU..............................................             12,008,470
                                                                   ------------
PHILIPPINES -- (1.2%)
    Aboitiz Equity Ventures, Inc........................ 1,701,400    2,145,779
    Aboitiz Power Corp.................................. 1,495,200    1,259,037
    Alliance Global Group, Inc.......................... 6,710,300    4,030,426
    Ayala Corp..........................................   176,755    2,662,112
    Ayala Land, Inc..................................... 5,722,818    4,072,385
    Bank of the Philippine Islands......................   931,913    2,029,840
    BDO Unibank, Inc.................................... 1,765,371    3,661,259
*   China Banking Corp..................................     1,380        1,755
    DMCI Holdings, Inc.................................. 1,329,440    2,221,751
    Energy Development Corp............................. 8,586,100    1,205,933
*   Fwbc Holdings, Inc.................................. 2,006,957           --
    Globe Telecom, Inc..................................    38,630    1,540,124
    International Container Terminal Services, Inc...... 1,078,460    2,798,736
    JG Summit Holdings, Inc............................. 1,047,260    1,275,100
    Jollibee Foods Corp.................................   494,300    2,003,867

                                      69

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THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    LT Group, Inc.......................................  1,869,700 $   682,889
    Manila Electric Co..................................    197,030   1,153,230
    Megaworld Corp...................................... 18,982,000   1,839,250
    Metro Pacific Investments Corp...................... 10,407,100   1,192,688
    Metropolitan Bank & Trust Co........................  1,146,499   2,254,539
    Philippine Long Distance Telephone Co...............     37,980   2,674,421
    Philippine Long Distance Telephone Co. Sponsored
      ADR...............................................      7,240     509,406
*   Philippine National Bank............................    401,948     827,427
    Puregold Price Club, Inc............................    103,000      99,393
    Robinsons Land Corp.................................  2,175,300   1,127,697
    San Miguel Corp.....................................    546,020     989,894
    Semirara Mining Corp................................    118,900     959,323
    SM Investments Corp.................................    282,762   5,148,329
    SM Prime Holdings, Inc..............................  8,563,010   2,999,920
*   Top Frontier Investment Holdings, Inc...............     42,789     150,008
    Universal Robina Corp...............................    879,930   3,259,677
                                                                    -----------
TOTAL PHILIPPINES.......................................             56,776,195
                                                                    -----------
POLAND -- (1.6%)
#*  Alior Bank SA.......................................     19,020     469,096
    Bank Handlowy w Warszawie SA........................     49,096   1,707,308
    Bank Millennium SA..................................    701,813   1,683,121
    Bank Pekao SA.......................................    144,199   7,641,792
#   Bank Zachodni WBK SA................................     28,291   3,207,219
    Cyfrowy Polsat SA...................................    118,752     888,445
#   Enea SA.............................................    126,247     613,129
#   Eurocash SA.........................................     72,770     898,706
*   Getin Noble Bank SA.................................  1,106,556     975,333
#   Grupa Azoty SA......................................     30,768     718,003
*   Grupa Lotos SA......................................     19,391     224,941
    Grupa Zywiec SA.....................................     10,000   1,199,766
    ING Bank Slaski SA..................................     37,110   1,557,753
*   Jastrzebska Spolka Weglowa SA.......................     38,639     512,666
*   KGHM Polska Miedz SA................................    150,496   6,174,350
    LPP SA..............................................        625   1,559,258
#   mBank...............................................     17,078   2,561,615
    Orange Polska SA....................................    768,752   2,538,638
    PGE SA..............................................    977,835   6,505,536
    Polski Koncern Naftowy Orlen SA.....................    422,331   4,986,622
    Polskie Gornictwo Naftowe i Gazownictwo SA..........  1,617,383   2,503,818
    Powszechna Kasa Oszczednosci Bank Polski SA.........    967,168  10,998,811
    Powszechny Zaklad Ubezpieczen SA....................     62,366   8,768,618
    Synthos SA..........................................    516,152     742,783
*   Tauron Polska Energia SA............................  1,747,863   2,837,414
*   TVN SA..............................................      8,240      37,486
                                                                    -----------
TOTAL POLAND............................................             72,512,227
                                                                    -----------
RUSSIA -- (2.6%)
    Eurasia Drilling Co., Ltd. GDR......................    119,227   3,614,905
    Gazprom OAO Sponsored ADR...........................  6,023,802  43,953,816
    Globaltrans Investment P.L.C. GDR...................     58,829     578,252
    Lukoil OAO Sponsored ADR............................    278,237  15,512,046

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CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
RUSSIA -- (Continued)
*   Magnitogorsk Iron & Steel Works OJSC GDR............   155,928 $    382,504
*   Mail.ru Group, Ltd. GDR.............................    23,478      700,397
*   Mechel Sponsored ADR................................   170,001      321,302
    MegaFon OAO GDR.....................................    27,790      773,552
    MMC Norilsk Nickel OJSC ADR.........................   295,317    5,775,275
    Novolipetsk Steel OJSC GDR..........................    97,820    1,300,424
    Novorossiysk Commercial Sea Port PJSC GDR...........    11,508       45,258
    O'Key Group SA GDR..................................    30,438      286,255
    Phosagro OAO GDR....................................    51,527      646,209
*   PIK Group GDR.......................................     2,241        4,734
    Rosneft OAO GDR.....................................   732,210    4,517,901
    Rostelecom OJSC Sponsored ADR.......................    59,257      879,521
    RusHydro JSC ADR.................................... 1,434,285    2,426,564
    Sberbank of Russia Sponsored ADR.................... 1,429,666   11,860,203
    Severstal OAO GDR...................................   226,630    2,176,836
    Tatneft OAO Sponsored ADR...........................   272,386    9,681,630
    TMK OAO GDR.........................................    29,680      266,479
    Uralkali OJSC GDR...................................   240,379    4,590,040
    VimpelCom, Ltd. Sponsored ADR.......................   366,796    3,059,079
    VTB Bank OJSC GDR................................... 2,141,562    4,676,610
*   X5 Retail Group NV GDR..............................    99,077    1,901,591
                                                                   ------------
TOTAL RUSSIA............................................            119,931,383
                                                                   ------------
SOUTH AFRICA -- (7.6%)
#   African Bank Investments, Ltd.......................   709,671      407,090
    African Rainbow Minerals, Ltd.......................   180,656    3,350,709
#*  Anglo American Platinum, Ltd........................    80,583    3,537,694
*   AngloGold Ashanti, Ltd. Sponsored ADR...............   656,287   11,281,574
    Aspen Pharmacare Holdings, Ltd......................   368,286    9,953,527
    Assore, Ltd.........................................    42,544    1,409,377
    AVI, Ltd............................................   294,307    1,664,878
#   Barclays Africa Group, Ltd..........................   395,609    6,155,375
    Barloworld, Ltd.....................................   374,907    3,555,441
    Bidvest Group, Ltd..................................   392,311   10,553,703
#   Capitec Bank Holdings, Ltd..........................    53,150    1,204,734
    Coronation Fund Managers, Ltd.......................   258,136    2,355,648
    Discovery, Ltd......................................   385,474    3,370,689
    Distell Group, Ltd..................................    30,883      391,313
#   Exxaro Resources, Ltd...............................   166,494    2,255,767
    FirstRand, Ltd...................................... 3,475,911   13,974,632
#   Foschini Group, Ltd. (The)..........................   261,243    2,857,544
    Gold Fields, Ltd. Sponsored ADR..................... 1,005,660    3,962,300
    Impala Platinum Holdings, Ltd.......................   756,929    7,500,783
    Imperial Holdings, Ltd..............................   240,258    4,424,732
    Investec, Ltd.......................................   361,913    3,115,001
#   Kumba Iron Ore, Ltd.................................    89,688    3,136,208
    Liberty Holdings, Ltd...............................   172,373    2,079,551
    Life Healthcare Group Holdings, Ltd................. 1,081,237    4,436,923
    Massmart Holdings, Ltd..............................   103,729    1,355,443
    Mediclinic International, Ltd.......................   434,871    3,460,574
    MMI Holdings, Ltd................................... 1,850,766    4,471,296
    Mondi, Ltd..........................................   214,839    3,778,212
    Mr Price Group, Ltd.................................   278,233    5,254,836

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CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    MTN Group, Ltd...................................... 1,869,995 $ 38,707,732
    Nampak, Ltd.........................................   917,727    3,485,443
    Naspers, Ltd. Class N...............................   444,856   54,707,065
    Nedbank Group, Ltd..................................   341,928    7,446,902
    Netcare, Ltd........................................ 1,842,541    5,289,961
#   Pick n Pay Stores, Ltd..............................   279,886    1,524,620
    PSG Group, Ltd......................................    61,341      564,211
    Sanlam, Ltd......................................... 2,264,361   12,843,683
    Santam, Ltd.........................................    36,574      681,458
    Sasol, Ltd..........................................    35,602    2,053,641
    Sasol, Ltd. Sponsored ADR...........................   609,116   35,237,361
    Shoprite Holdings, Ltd..............................   503,929    7,604,142
    Spar Group, Ltd. (The)..............................   171,619    1,980,712
    Standard Bank Group, Ltd............................ 1,498,309   20,158,942
#   Steinhoff International Holdings, Ltd............... 2,088,137   10,431,115
    Tiger Brands, Ltd...................................   170,081    4,889,912
    Truworths International, Ltd........................   508,009    3,556,901
#   Tsogo Sun Holdings, Ltd.............................   288,868      732,094
#   Vodacom Group, Ltd..................................   418,672    4,893,489
    Woolworths Holdings, Ltd............................   788,404    6,087,992
                                                                   ------------
TOTAL SOUTH AFRICA......................................            348,132,930
                                                                   ------------
SOUTH KOREA -- (13.9%)
    Amorepacific Corp...................................     2,883    4,947,922
    AMOREPACIFIC Group..................................     3,010    2,583,921
    BS Financial Group, Inc.............................   294,076    4,696,594
#*  Celltrion, Inc......................................    56,704    2,175,351
*   Cheil Worldwide, Inc................................    87,060    1,821,576
#   CJ CheilJedang Corp.................................     9,891    3,183,184
#   CJ Corp.............................................    25,808    3,638,713
#*  CJ Korea Express Co., Ltd...........................     5,587      732,044
    CJ O Shopping Co., Ltd..............................       711      272,001
    Coway Co., Ltd......................................    50,818    4,380,428
#   Daelim Industrial Co., Ltd..........................    36,223    3,240,948
#*  Daewoo Engineering & Construction Co., Ltd..........   133,508    1,284,215
#   Daewoo International Corp...........................    43,083    1,551,112
*   Daewoo Securities Co., Ltd..........................   227,394    2,284,157
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd...   109,830    2,606,307
    DGB Financial Group, Inc............................     2,265       36,769
    Dongbu Insurance Co., Ltd...........................    54,192    3,068,263
    Doosan Corp.........................................    13,353    1,595,473
    Doosan Heavy Industries & Construction Co., Ltd.....    67,733    1,972,618
#*  Doosan Infracore Co., Ltd...........................   164,190    2,063,878
#   E-Mart Co., Ltd.....................................    25,293    5,679,432
    Grand Korea Leisure Co., Ltd........................    15,370      634,449
#*  GS Engineering & Construction Corp..................    63,191    2,388,238
    GS Holdings.........................................    66,625    3,030,271
#   Halla Visteon Climate Control Corp..................    13,666      673,902
    Hana Financial Group, Inc...........................   333,018   13,411,567
    Hankook Tire Co., Ltd...............................    66,995    3,667,034
#   Hanwha Chemical Corp................................   115,727    2,014,842
    Hanwha Corp.........................................    47,620    1,349,708
    Hanwha Life Insurance Co., Ltd......................   219,350    1,455,979

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THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
#   Hite Jinro Co., Ltd....................................  22,640 $   498,388
#   Hotel Shilla Co., Ltd..................................  29,607   3,154,772
    Hyosung Corp...........................................  28,545   2,073,281
    Hyundai Department Store Co., Ltd......................  17,135   2,440,467
#   Hyundai Development Co.................................  18,489     686,388
    Hyundai Engineering & Construction Co., Ltd............  77,500   4,724,389
    Hyundai Glovis Co., Ltd................................  11,990   3,059,798
#   Hyundai Heavy Industries Co., Ltd......................  44,760   6,452,618
    Hyundai Marine & Fire Insurance Co., Ltd...............  73,211   2,164,804
    Hyundai Mobis..........................................  67,404  20,135,209
#   Hyundai Motor Co....................................... 151,763  35,926,706
#   Hyundai Steel Co.......................................  81,991   6,246,398
#   Hyundai Wia Corp.......................................  14,396   2,615,143
    Industrial Bank of Korea............................... 270,156   4,005,534
    Kangwon Land, Inc...................................... 114,660   3,801,800
    KB Financial Group, Inc................................ 344,645  13,463,356
    KB Financial Group, Inc. ADR...........................  97,918   3,830,552
    KCC Corp...............................................   6,039   3,554,979
#   KEPCO Engineering & Construction Co., Inc..............   8,507     471,793
#   KEPCO Plant Service & Engineering Co., Ltd.............  12,199     877,676
    Kia Motors Corp........................................ 270,079  15,855,187
#*  KJB Financial Group Co., Ltd...........................  26,713     317,068
*   KNB Financial Group Co., Ltd...........................  40,823     550,079
#   Korea Aerospace Industries, Ltd........................  34,130   1,164,223
    Korea Electric Power Corp.............................. 197,690   8,157,912
    Korea Electric Power Corp. Sponsored ADR...............   2,700      54,729
*   Korea Gas Corp.........................................  27,873   1,658,843
    Korea Investment Holdings Co., Ltd.....................  32,915   1,472,379
    Korea Zinc Co., Ltd....................................   8,923   3,572,825
*   Korean Air Lines Co., Ltd..............................   9,321     322,976
    KT Corp................................................  23,160     747,067
    KT Corp. Sponsored ADR.................................  18,074     290,268
#   KT&G Corp.............................................. 100,502   9,708,906
#   Kumho Petro chemical Co., Ltd..........................  15,006   1,308,095
    LG Chem, Ltd...........................................  46,860  13,113,335
    LG Corp................................................ 120,004   8,036,340
*   LG Display Co., Ltd.................................... 203,730   6,687,987
*   LG Display Co., Ltd. ADR............................... 507,231   8,242,504
#   LG Electronics, Inc.................................... 162,790  12,059,885
    LG Household & Health Care, Ltd........................   9,201   4,273,071
*   LG Innotek Co., Ltd....................................  10,099   1,222,889
    LG Uplus Corp.......................................... 352,880   3,245,400
    Lotte Chemical Corp....................................  21,503   3,625,342
    Lotte Chilsung Beverage Co., Ltd.......................      39      70,092
    Lotte Confectionery Co., Ltd...........................     349     710,855
    Lotte Shopping Co., Ltd................................  13,660   4,212,000
    LS Corp................................................  20,002   1,409,104
    Macquarie Korea Infrastructure Fund.................... 229,212   1,471,073
    Mando Corp.............................................  17,171   2,091,982
    Naver Corp.............................................  27,242  19,452,046
    NCSoft Corp............................................  14,464   2,166,061
#*  OCI Co., Ltd...........................................  16,919   2,657,993
#   Orion Corp.............................................   3,321   3,026,468

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

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH KOREA -- (Continued)
    Paradise Co., Ltd..................................      6,494 $    209,767
    POSCO..............................................     47,828   15,541,957
#   POSCO ADR..........................................     67,985    5,495,228
    S-1 Corp...........................................     15,382    1,144,398
#   S-Oil Corp.........................................     47,441    2,535,662
    Samsung C&T Corp...................................    143,779   10,203,683
    Samsung Card Co., Ltd..............................     23,720    1,104,016
#   Samsung Electro-Mechanics Co., Ltd.................     99,467    6,061,250
    Samsung Electronics Co., Ltd.......................     81,120  104,986,620
    Samsung Electronics Co., Ltd. GDR..................     49,372   31,649,690
#*  Samsung Engineering Co., Ltd.......................     27,417    1,837,113
    Samsung Fire & Marine Insurance Co., Ltd...........     38,511   10,555,670
#   Samsung Heavy Industries Co., Ltd..................    168,600    4,528,894
    Samsung Life Insurance Co., Ltd....................     59,292    6,035,380
    Samsung SDI Co., Ltd...............................     62,545    9,630,722
#   Samsung Securities Co., Ltd........................     70,938    3,344,465
#   Samsung Techwin Co., Ltd...........................     34,401    1,612,203
    Seoul Semiconductor Co., Ltd.......................     18,042      497,938
    Shinhan Financial Group Co., Ltd...................    374,876   18,514,269
    Shinhan Financial Group Co., Ltd. ADR..............     86,082    4,255,033
    Shinsegae Co., Ltd.................................      6,575    1,487,493
#   SK C&C Co., Ltd....................................     19,871    3,240,641
    SK Holdings Co., Ltd...............................     55,138    9,339,054
*   SK Hynix, Inc......................................    539,105   23,456,221
    SK Innovation Co., Ltd.............................     75,959    7,565,895
*   SK Networks Co., Ltd...............................     61,145      665,519
    SK Telecom Co., Ltd................................      8,002    2,054,127
*   Woori Finance Holdings Co., Ltd....................    352,052    4,743,583
*   Woori Finance Holdings Co., Ltd. ADR...............      1,026       41,307
    Woori Investment & Securities Co., Ltd.............    147,510    1,603,338
    Young Poong Corp...................................        203      267,501
                                                                   ------------
TOTAL SOUTH KOREA......................................             639,788,568
                                                                   ------------
TAIWAN -- (13.4%)
#*  Acer, Inc..........................................  3,709,040    2,939,586
    Advanced Semiconductor Engineering, Inc............  6,951,929    8,256,061
#   Advanced Semiconductor Engineering, Inc. ADR.......     77,739      465,657
    Advantech Co., Ltd.................................    292,200    2,273,312
#   Airtac International Group.........................    105,000      986,336
*   Asia Cement Corp...................................  3,097,802    4,303,175
#   Asustek Computer, Inc..............................    861,180    9,100,396
#   AU Optronics Corp.................................. 18,461,873    8,319,339
    AU Optronics Corp. Sponsored ADR...................    326,626    1,443,687
#*  Catcher Technology Co., Ltd........................    866,429    7,081,702
    Cathay Financial Holding Co., Ltd..................  8,996,450   14,970,039
    Cathay Real Estate Development Co., Ltd............    839,000      475,227
#   Chang Hwa Commercial Bank..........................  6,496,043    4,252,404
#   Cheng Shin Rubber Industry Co., Ltd................  2,012,965    5,046,815
#   Cheng Uei Precision Industry Co., Ltd..............    384,109      715,047
    Chicony Electronics Co., Ltd.......................    662,871    1,836,299
*   China Airlines, Ltd................................  5,884,536    1,994,444
    China Development Financial Holding Corp........... 19,411,121    6,416,859
    China Life Insurance Co., Ltd......................  3,083,797    2,941,194

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    China Motor Corp....................................    649,000 $   625,458
#   China Petrochemical Development Corp................  2,243,613     911,695
    China Steel Chemical Corp...........................    148,000     934,244
#   China Steel Corp.................................... 13,451,895  11,602,738
#   Chipbond Technology Corp............................  1,106,000   1,787,558
    Chunghwa Telecom Co., Ltd...........................  1,193,000   3,639,338
#   Chunghwa Telecom Co., Ltd. ADR......................    236,502   7,156,550
    Clevo Co............................................    550,075   1,012,869
    Compal Electronics, Inc.............................  7,470,541   6,876,386
    CTBC Financial Holding Co., Ltd..................... 15,898,997  11,127,952
    CTCI Corp...........................................    638,000   1,055,757
    Delta Electronics, Inc..............................  1,992,366  13,539,006
    E.Sun Financial Holding Co., Ltd....................  8,232,328   5,474,728
#   Eclat Textile Co., Ltd..............................    188,120   2,086,383
#   Epistar Corp........................................  1,230,000   2,677,951
    Eternal Materials Co., Ltd..........................     17,000      19,788
*   Eva Airways Corp....................................  2,723,600   1,342,322
*   Evergreen Marine Corp. Taiwan, Ltd..................  2,443,249   1,402,005
*   Far Eastern Department Stores, Ltd..................  1,529,993   1,552,805
*   Far Eastern New Century Corp........................  4,044,335   4,519,208
    Far EasTone Telecommunications Co., Ltd.............  2,054,000   4,260,682
    Farglory Land Development Co., Ltd..................    648,393     909,291
    Feng Hsin Iron & Steel Co...........................    214,000     294,854
    Feng TAY Enterprise Co., Ltd........................    253,000     724,172
#*  Firich Enterprises Co., Ltd.........................     17,763      97,477
    First Financial Holding Co., Ltd....................  9,531,371   6,476,062
#   Formosa Chemicals & Fibre Corp......................  3,755,518   9,137,439
    Formosa International Hotels Corp...................     39,460     469,504
    Formosa Petrochemical Corp..........................  1,244,000   3,169,778
    Formosa Plastics Corp...............................  4,827,153  12,365,214
    Formosa Taffeta Co., Ltd............................    848,000     934,706
*   Foxconn Technology Co., Ltd.........................  1,290,237   3,188,970
    Fubon Financial Holding Co., Ltd....................  7,900,233  12,401,916
    Giant Manufacturing Co., Ltd........................    295,506   2,423,842
#   Gigasolar Materials Corp............................     19,000     353,494
#   Ginko International Co., Ltd........................     28,000     404,255
    Gourmet Master Co., Ltd.............................     46,000     389,474
#*  HannStar Display Corp...............................  4,632,000   1,796,420
#*  Highwealth Construction Corp........................    620,200   1,425,921
#   Hiwin Technologies Corp.............................    187,173   2,011,582
*   Hon Hai Precision Industry Co., Ltd................. 12,802,056  43,868,638
#   Hotai Motor Co., Ltd................................    278,000   3,600,592
#*  HTC Corp............................................  1,028,235   4,486,088
    Hua Nan Financial Holdings Co., Ltd.................  7,355,828   4,728,305
#   Innolux Corp.(B0CC0M5).............................. 19,429,341   9,167,654
*   INNOLUX Corp.().....................................  1,459,902      87,625
*   Inotera Memories, Inc...............................  3,117,000   5,327,014
    Inventec Corp.......................................  3,189,551   2,835,381
#*  Kenda Rubber Industrial Co., Ltd....................    751,481   1,716,778
    King Slide Works Co., Ltd...........................     25,000     330,857
    King's Town Bank....................................    188,000     190,155
#   Kinsus Interconnect Technology Corp.................    552,000   2,282,072
#   Largan Precision Co., Ltd...........................    105,860   8,132,589

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

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CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   LCY Chemical Corp..................................    434,123 $    359,882
    Lite-On Technology Corp............................  3,290,741    5,521,066
    Lung Yen Life Service Corp.........................    117,000      329,395
#*  Macronix International.............................    532,218      137,177
#   MediaTek, Inc......................................  1,280,995   19,824,848
#*  Medigen Biotechnology Corp.........................     41,000      441,007
    Mega Financial Holding Co., Ltd.................... 10,995,904    9,656,269
*   Merida Industry Co., Ltd...........................    210,750    1,645,700
    Micro-Star International Co., Ltd..................    167,000      255,903
    Nan Kang Rubber Tire Co., Ltd......................    534,780      622,668
    Nan Ya Plastics Corp...............................  5,550,599   12,896,918
    Novatek Microelectronics Corp......................    631,000    3,194,563
#   Oriental Union Chemical Corp.......................    248,000      247,759
#*  Pegatron Corp......................................  4,055,345    7,684,602
    Phison Electronics Corp............................    186,000    1,362,968
    Pou Chen Corp......................................  3,500,487    3,912,789
    Powertech Technology, Inc..........................  1,704,819    2,844,341
    President Chain Store Corp.........................    696,831    5,543,317
    Quanta Computer, Inc...............................  2,622,000    7,323,032
#   Radiant Opto-Electronics Corp......................    730,170    3,032,779
#*  Realtek Semiconductor Corp.........................    551,950    1,748,081
    Ruentex Development Co., Ltd.......................    945,351    1,693,677
    Ruentex Industries, Ltd............................    839,182    2,112,710
#   Sanyang Industry Co., Ltd..........................    776,000      749,173
#   ScinoPharm Taiwan, Ltd.............................    245,440      588,554
#*  Shin Kong Financial Holding Co., Ltd............... 12,020,708    3,992,717
    Siliconware Precision Industries Co................  3,473,324    4,740,680
    Siliconware Precision Industries Co. Sponsored
      ADR..............................................     67,173      446,700
    Simplo Technology Co., Ltd.........................    419,000    2,273,829
#*  SinoPac Financial Holdings Co., Ltd................  9,553,105    4,479,968
#*  St Shine Optical Co., Ltd..........................     52,000    1,081,956
#   Standard Foods Corp................................    306,784      872,010
#   Synnex Technology International Corp...............  1,493,756    2,334,960
#   Tainan Spinning Co., Ltd...........................    308,000      202,308
    Taishin Financial Holding Co., Ltd................. 12,310,483    6,569,959
*   Taiwan Business Bank...............................  5,581,871    1,778,867
    Taiwan Cement Corp.................................  4,294,720    6,393,483
    Taiwan Cooperative Financial Holding Co., Ltd......  8,088,371    4,813,847
    Taiwan FamilyMart Co., Ltd.........................     33,000      233,403
#   Taiwan Fertilizer Co., Ltd.........................  1,141,000    2,313,257
#   Taiwan Glass Industry Corp.........................  1,237,253    1,086,071
    Taiwan Mobile Co., Ltd.............................  1,801,300    5,512,940
*   Taiwan Secom Co., Ltd..............................    152,000      408,208
    Taiwan Semiconductor Manufacturing Co., Ltd........ 25,188,808  100,989,040
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................    223,463    4,469,260
    Teco Electric and Machinery Co., Ltd...............  2,803,000    3,553,145
#   Ton Yi Industrial Corp.............................  1,254,000    1,162,117
#   TPK Holding Co., Ltd...............................    219,000    1,374,693
    Transcend Information, Inc.........................    231,181      789,931
    Tripod Technology Corp.............................    482,870      914,196
#   TSRC Corp..........................................    664,965      983,306
    U-Ming Marine Transport Corp.......................    551,860      869,730
    Uni-President Enterprises Corp.....................  5,303,515   10,096,068

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

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Unimicron Technology Corp..........................  2,140,896 $  1,794,189
#   United Microelectronics Corp....................... 21,430,000    9,885,172
    Vanguard International Semiconductor Corp..........  1,043,000    1,492,536
*   Walsin Lihwa Corp..................................  4,022,000    1,495,797
*   Wan Hai Lines, Ltd.................................  1,104,800      579,116
*   Winbond Electronics Corp...........................  1,173,000      422,632
#*  Wintek Corp........................................  1,832,760      686,809
    Wistron Corp.......................................  4,175,420    3,989,483
    WPG Holdings, Ltd..................................  2,051,869    2,720,338
    Yageo Corp.........................................    173,000      116,716
*   Yang Ming Marine Transport Corp....................  1,948,300      806,434
    Yuanta Financial Holding Co., Ltd.................. 12,335,577    6,850,602
#   Yulon Motor Co., Ltd...............................  1,152,000    1,879,400
#   Yungtay Engineering Co., Ltd.......................    122,000      310,953
#*  Zhen Ding Technology Holding, Ltd..................    381,700    1,143,687
                                                                   ------------
TOTAL TAIWAN...........................................             615,790,812
                                                                   ------------
THAILAND -- (2.4%)
    Advanced Info Service PCL..........................  1,088,500    7,051,012
    Airports of Thailand PCL...........................    423,700    2,823,787
    Bangkok Bank PCL(6077019)..........................    329,000    2,013,345
    Bangkok Bank PCL(6368360)..........................    575,500    3,494,939
    Bangkok Dusit Medical Services PCL.................  5,300,000    2,805,979
    Bangkok Life Assurance PCL.........................    482,000    1,396,014
    Banpu PCL..........................................  1,479,200    1,485,649
    BEC World PCL......................................    810,000    1,261,289
    Berli Jucker PCL...................................    555,800      973,645
    Big C Supercenter PCL(6368434).....................    333,200    2,397,048
    Big C Supercenter PCL(6763932).....................     24,600      177,739
    Bumrungrad Hospital PCL............................    248,700      933,303
    Central Pattana PCL................................  1,308,100    1,945,244
    Central Plaza Hotel PCL............................    709,700      845,407
    Charoen Pokphand Foods PCL.........................  2,881,300    2,400,336
    CP ALL PCL.........................................  3,242,700    4,670,659
    Delta Electronics Thailand PCL.....................    480,400      927,586
    Electricity Generating PCL.........................    219,500      998,038
    Energy Absolute PCL................................    428,100      291,977
    Glow Energy PCL....................................    445,700    1,179,835
    Home Product Center PCL............................  3,844,917    1,233,343
    Indorama Ventures PCL..............................  1,887,300    1,542,872
    Intouch Holdings PCL...............................    515,400    1,099,499
    IRPC PCL........................................... 11,139,400    1,172,568
    Jasmine International PCL..........................  4,210,300      983,409
    Kasikornbank PCL(6888794)..........................  1,146,600    7,570,202
    Kasikornbank PCL(6364766)..........................     52,000      338,462
    Krung Thai Bank PCL................................  6,579,087    4,405,181
    Land and Houses PCL(6581941).......................  3,553,800    1,045,886
    Land and Houses PCL(6581930).......................    790,000      233,728
    Minor International PCL............................  1,542,100    1,548,824
    Pruksa Real Estate PCL.............................  1,448,900    1,511,621
    PTT Exploration & Production PCL(B1359J0)..........  1,463,555    7,406,655
    PTT Exploration & Production PCL(B1359L2)..........     65,409      331,017
    PTT Global Chemical PCL............................  1,778,472    3,641,686

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    PTT PCL............................................  1,203,800 $ 11,959,271
    Ratchaburi Electricity Generating Holding
      PCL(6294249).....................................    521,300      880,739
    Ratchaburi Electricity Generating Holding
      PCL(6362771).....................................     81,700      138,033
    Robinson Department Store PCL......................    428,200      786,789
    Siam Cement PCL (The)(6609906).....................    166,400    2,249,069
    Siam Cement PCL (The)(6609928).....................    126,100    1,704,373
    Siam City Cement PCL...............................    127,413    1,753,863
    Siam Commercial Bank PCL (The).....................  1,203,066    6,669,130
    Siam Global House PCL..............................  1,033,316      411,910
    Thai Oil PCL.......................................  1,007,500    1,623,735
    Thai Union Frozen Products PCL.....................    452,560      923,160
    Thaicom PCL........................................    386,700      427,526
    Thanachart Capital PCL.............................    282,200      311,993
    TMB Bank PCL....................................... 19,412,000    1,716,913
    Total Access Communication PCL(B1YWK08)............    753,700    2,429,397
    Total Access Communication PCL(B231MK7)............    214,100      690,108
*   True Corp. PCL.....................................  5,807,400    1,718,166
                                                                   ------------
TOTAL THAILAND.........................................             110,531,959
                                                                   ------------
TURKEY -- (1.7%)
    Akbank TAS.........................................  2,127,222    8,436,342
*   Anadolu Efes Biracilik Ve Malt Sanayii A.S.........    223,199    2,707,044
    Arcelik A.S........................................    312,559    1,977,542
    Aselsan Elektronik Sanayi Ve Ticaret A.S...........     97,871      427,969
    BIM Birlesik Magazalar A.S.........................    236,317    5,595,956
    Coca-Cola Icecek A.S...............................     67,443    1,691,908
*   Dogan Yayin Holding A.S............................          1           --
    Enka Insaat ve Sanayi A.S..........................    515,518    1,343,609
#   Eregli Demir ve Celik Fabrikalari TAS..............  2,250,277    4,744,776
*   Ford Otomotiv Sanayi A.S...........................     77,123    1,056,393
    KOC Holding A.S....................................    739,097    3,878,178
    Koza Altin Isletmeleri A.S.........................     48,987      506,239
*   Migros Ticaret A.S.................................     33,309      297,171
#   Petkim Petrokimya Holding A.S......................    296,497      471,504
    TAV Havalimanlari Holding A.S......................    172,250    1,413,592
    Tofas Turk Otomobil Fabrikasi A.S..................    144,924      897,390
    Tupras Turkiye Petrol Rafinerileri A.S.............    123,271    3,012,545
#*  Turk Hava Yollari..................................  1,104,888    3,315,321
#   Turk Telekomunikasyon A.S..........................    563,410    1,686,700
    Turk Traktor ve Ziraat Makineleri A.S..............     12,442      437,095
#*  Turkcell Iletisim Hizmetleri A.S...................    681,855    4,458,856
#*  Turkcell Iletisim Hizmetleri A.S. ADR..............     73,838    1,206,513
    Turkiye Garanti Bankasi A.S........................  2,543,390   10,474,248
    Turkiye Halk Bankasi A.S...........................    731,737    5,509,641
#   Turkiye Is Bankasi.................................  1,910,546    5,330,707
    Turkiye Sinai Kalkinma Bankasi A.S.................     34,301       30,459
    Turkiye Sise ve Cam Fabrikalari A.S................    769,909    1,119,132
    Turkiye Vakiflar Bankasi Tao.......................  1,209,629    2,841,243
    Ulker Biskuvi Sanayi A.S...........................    121,920      943,547

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
#   Yapi ve Kredi Bankasi A.S......................... 1,011,449 $    2,304,239
                                                                 --------------
TOTAL TURKEY..........................................               78,115,859
                                                                 --------------
TOTAL COMMON STOCKS...................................            4,048,581,751
                                                                 --------------
PREFERRED STOCKS -- (4.2%)
BRAZIL -- (4.1%)
    AES Tiete SA......................................   135,998      1,112,561
    Alpargatas SA.....................................    15,085         70,613
    Banco Bradesco SA................................. 2,233,995     34,079,809
    Braskem SA Class A................................    73,800        456,381
    Centrais Eletricas Brasileiras SA Class B.........   201,800        968,640
    Cia Brasileira de Distribuicao....................    95,700      4,618,909
    Cia de Gas de Sao Paulo COMGAS Class A............    22,527        522,477
    Cia de Transmissao de Energia Eletrica Paulista...    37,389        473,800
    Cia Energetica de Minas Gerais....................   805,724      6,559,439
    Cia Energetica de Sao Paulo Class B...............   229,010      2,920,225
    Cia Paranaense de Energia.........................    73,900      1,146,570
    Empresa Nacional de Comercio Redito e
      Participacoes SA................................       380          6,455
    Gerdau SA.........................................   836,068      4,919,673
    Itau Unibanco Holding SA.......................... 2,825,064     43,706,775
    Itau Unibanco Holding SA ADR......................   128,657      1,981,313
    Lojas Americanas SA...............................   589,083      3,751,955
    Oi SA............................................. 3,838,915      2,487,363
    Petroleo Brasileiro SA............................   935,300      7,874,041
    Petroleo Brasileiro SA Sponsored ADR.............. 1,981,166     33,323,212
    Suzano Papel e Celulose SA Class A................   419,600      1,627,539
    Telefonica Brasil SA..............................   260,184      5,229,483
*   Usinas Siderurgicas de Minas Gerais SA Class A....   609,817      2,163,758
    Vale SA........................................... 1,529,491     19,638,159
    Vale SA Sponsored ADR.............................   483,572      6,189,722
                                                                 --------------
TOTAL BRAZIL..........................................              185,828,872
                                                                 --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B...................     9,255         32,925
                                                                 --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA...............................   128,737      2,179,977
    Bancolombia SA....................................    30,330        468,668
    Grupo Aval Acciones y Valores..................... 1,656,267      1,226,704

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                      ---------- --------------
COLOMBIA -- (Continued)
    Grupo de Inversiones Suramericana SA.............     79,290 $    1,676,428
                                                                 --------------
TOTAL COLOMBIA.......................................                 5,551,777
                                                                 --------------
INDIA -- (0.0%)
    Zee Entertainment Enterprises, Ltd., 6.000%......  8,184,078        107,736
                                                                 --------------
TOTAL PREFERRED STOCKS...............................               191,521,310
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cia de Transmissao de Energia Eletrica Paulista
      Rights 08/15/14................................      2,265          3,604
                                                                 --------------
SOUTH AFRICA -- (0.0%)
#*  Steinhoff International Holdings Rights
      08/01/14.......................................    346,393         51,686
                                                                 --------------
THAILAND -- (0.0%)
*   LH W3 Warrants 04/29/17..........................    158,000         28,294
*   Tru Rights 08/28/14..............................  2,257,493        214,430
                                                                 --------------
TOTAL THAILAND.......................................                   242,724
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   298,014
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@ DFA Short Term Investment Fund.................. 30,635,391    354,451,474
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,199,707,300)^^............................            $4,594,852,549
                                                                 ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  293,272,419             --   --    $  293,272,419
   Chile......................     64,070,293             --   --        64,070,293
   China......................    135,651,376 $  522,882,777   --       658,534,153
   Colombia...................     30,792,703             --   --        30,792,703
   Czech Republic.............             --     11,574,691   --        11,574,691
   Egypt......................             --      4,613,465   --         4,613,465
   Greece.....................             --     22,925,064   --        22,925,064
   Hungary....................             --     11,113,585   --        11,113,585
   India......................     37,617,631    314,803,528   --       352,421,159
   Indonesia..................        490,688    127,940,416   --       128,431,104
   Malaysia...................             --    183,361,827   --       183,361,827
   Mexico.....................    233,882,885             --   --       233,882,885
   Peru.......................     12,008,470             --   --        12,008,470
   Philippines................        509,406     56,266,789   --        56,776,195
   Poland.....................             --     72,512,227   --        72,512,227
   Russia.....................      3,380,381    116,551,002   --       119,931,383
   South Africa...............     50,481,235    297,651,695   --       348,132,930
   South Korea................     23,076,768    616,711,800   --       639,788,568
   Taiwan.....................     13,981,854    601,808,958   --       615,790,812
   Thailand...................    110,531,959             --   --       110,531,959
   Turkey.....................      1,206,513     76,909,346   --        78,115,859
Preferred Stocks
   Brazil.....................    185,828,872             --   --       185,828,872
   Chile......................         32,925             --   --            32,925
   Colombia...................      5,551,777             --   --         5,551,777
   India......................             --        107,736   --           107,736
Rights/Warrants
   Brazil.....................             --          3,604   --             3,604
   South Africa...............             --         51,686   --            51,686
   Thailand...................             --        242,724   --           242,724
Securities Lending Collateral.             --    354,451,474   --       354,451,474
                               -------------- --------------   --    --------------
TOTAL......................... $1,202,368,155 $3,392,484,394   --    $4,594,852,549
                               ============== ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
 COMMON STOCKS -- (94.9%)
 Consumer Discretionary -- (17.1%)
 *   1-800-Flowers.com, Inc. Class A....................    44,330 $    226,970
     Aaron's, Inc.......................................     4,830      127,415
     AH Belo Corp. Class A..............................    14,556      153,566
 #*  ALCO Stores, Inc...................................       700        4,876
     Arctic Cat, Inc....................................     3,436      122,322
 *   Ascent Capital Group, Inc. Class A.................     8,564      530,797
 #   Autoliv, Inc.......................................     9,404      935,792
 *   Ballantyne Strong, Inc.............................     9,030       34,946
 #*  Barnes & Noble, Inc................................    12,200      254,004
     Bassett Furniture Industries, Inc..................     2,900       42,282
     Beasley Broadcasting Group, Inc. Class A...........     9,471       57,963
 #*  Beazer Homes USA, Inc..............................    12,516      192,121
 #   bebe stores, Inc...................................    19,551       54,938
 #*  Belmond, Ltd. Class A..............................    75,198      932,455
     Best Buy Co., Inc..................................   197,800    5,880,594
 #   Big 5 Sporting Goods Corp..........................     8,501       84,245
 #*  Biglari Holdings, Inc..............................     1,953      830,045
 #*  BJ's Restaurants, Inc..............................    25,971      890,026
 #   Bob Evans Farms, Inc...............................    52,387    2,488,906
 #   Bon-Ton Stores, Inc. (The).........................     2,986       27,770
 #*  Books-A-Million, Inc...............................    14,887       31,858
     Brown Shoe Co., Inc................................    74,697    2,105,708
 *   Build-A-Bear Workshop, Inc.........................    25,874      272,971
 #*  Cabela's, Inc......................................    53,051    3,096,056
 #*  Cache, Inc.........................................    26,610       31,134
 #   Callaway Golf Co...................................   122,359      929,928
 #*  Cambium Learning Group, Inc........................    37,733       73,957
 *   Canterbury Park Holding Corp.......................     2,755       26,283
     Carnival Corp......................................   489,649   17,735,087
 #   Carriage Services, Inc.............................    20,916      337,375
 *   Cavco Industries, Inc..............................     7,600      542,564
     CBS Corp. Class A..................................    28,263    1,612,404
     CBS Corp. Class B..................................   201,625   11,458,349
 *   Christopher & Banks Corp...........................    56,231      480,775
 #   Churchill Downs, Inc...............................     7,682      664,493
 *   Citi Trends, Inc...................................     3,415       68,812
 *   Coast Distribution System, Inc. (The)..............       547        1,655
     Columbia Sportswear Co.............................     4,317      322,739
     Comcast Corp. Class A.............................. 3,446,875  185,200,594
     Comcast Corp. Special Class A...................... 1,088,341   58,193,593
 #*  Conn's, Inc........................................    25,450    1,018,000
     Core-Mark Holding Co., Inc.........................    48,118    2,271,170
 #*  Corinthian Colleges, Inc...........................    36,345        7,632
 #   CSS Industries, Inc................................    13,050      322,204
     CST Brands, Inc....................................    50,181    1,677,551
     Culp, Inc..........................................    10,036      181,852
 #*  dELiA*s, Inc.......................................    22,143       13,618
 #*  Delta Apparel, Inc.................................     7,532       97,012
     Destination Maternity Corp.........................       200        3,806
 #*  Destination XL Group, Inc..........................    15,601       83,465
     DeVry Education Group, Inc.........................     8,757      350,017

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
 Consumer Discretionary -- (Continued)
     Dillard's, Inc. Class A.............................. 120,300 $14,342,166
 *   Discovery Communications, Inc. Class B...............   3,762     321,312
 #*  Dixie Group, Inc. (The)..............................  11,800      99,002
 #*  Dorman Products, Inc.................................  20,712     898,487
 *   Dover Downs Gaming & Entertainment, Inc..............   5,935       7,478
     Dover Motorsports, Inc...............................  15,098      41,972
     DR Horton, Inc....................................... 208,125   4,308,187
 #*  DreamWorks Animation SKG, Inc. Class A...............  46,429     928,580
 #*  Education Management Corp............................  13,202      17,031
 #   Educational Development Corp.........................   1,679       8,059
     Escalade, Inc........................................     277       4,404
 *   EW Scripps Co. (The) Class A.........................  41,061     890,202
 #*  Federal-Mogul Holdings Corp..........................  38,585     615,045
 #*  Flanigan's Enterprises, Inc..........................     865      12,880
 #   Flexsteel Industries, Inc............................   2,068      62,578
     Foot Locker, Inc.....................................  15,700     746,221
 #   Fred's, Inc. Class A.................................  47,275     748,363
     Frisch's Restaurants, Inc............................     600      14,190
 #*  FTD Cos., Inc........................................  24,893     819,975
 #*  Fuel Systems Solutions, Inc..........................   3,398      35,679
 *   Full House Resorts, Inc..............................   2,574       3,629
 #*  G-III Apparel Group, Ltd.............................  11,394     884,972
 *   Gaiam, Inc. Class A..................................   5,988      39,401
 #   GameStop Corp. Class A............................... 104,752   4,396,441
 #*  Gaming Partners International Corp...................     500       4,320
     Gannett Co., Inc..................................... 119,639   3,914,588
     General Motors Co.................................... 674,707  22,818,591
 #*  Genesco, Inc.........................................   7,056     538,161
     Graham Holdings Co. Class B..........................   5,780   3,963,635
 #*  Gray Television, Inc.................................  46,874     570,925
 #   Group 1 Automotive, Inc..............................  57,936   4,282,629
     Harte-Hanks, Inc.....................................  12,432      81,554
     Haverty Furniture Cos., Inc..........................  33,479     744,238
 *   Helen of Troy, Ltd...................................  64,389   3,453,182
 #*  hhgregg, Inc.........................................  36,388     258,719
 *   Hollywood Media Corp.................................  19,037      23,987
     Hooker Furniture Corp................................  14,814     215,099
 *   Hyatt Hotels Corp. Class A...........................  14,601     858,977
 #*  Iconix Brand Group, Inc..............................  95,618   4,037,948
 #   International Speedway Corp. Class A.................  24,844     753,270
 *   Isle of Capri Casinos, Inc...........................  15,434     122,083
 #*  JAKKS Pacific, Inc...................................  13,103      81,763
 *   Jarden Corp.......................................... 162,075   9,059,992
 #*  JC Penney Co., Inc...................................  85,215     799,317
 #   Johnson Outdoors, Inc. Class A.......................  15,588     359,459
 *   Journal Communications, Inc. Class A.................  77,674     845,093
 #   KB Home..............................................  30,800     502,040
 #   Kohl's Corp..........................................  14,353     768,460
     La-Z-Boy, Inc........................................  56,332   1,185,225
 *   Lakeland Industries, Inc.............................  11,757      72,306
 #*  Lands' End, Inc......................................  21,056     740,961
 #*  Lee Enterprises, Inc.................................  38,128     144,886
 #   Lennar Corp. Class A................................. 224,100   8,119,143

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
 Consumer Discretionary -- (Continued)
     Lennar Corp. Class B.................................   7,868 $   240,761
 *   Liberty Interactive Corp. Class A.................... 882,463  24,753,087
 #*  Liberty Interactive Corp. Class B....................  35,706     999,768
 *   Liberty Media Corp................................... 208,010   9,776,470
 *   Liberty Media Corp. Class A..........................  96,383   4,534,820
 *   Liberty Media Corp. Class B..........................   7,622     379,271
 *   Liberty Ventures Series A............................  76,802   5,311,626
 *   Liberty Ventures Series B............................   3,570     260,664
 #*  Life Time Fitness, Inc...............................  13,317     524,024
 #   Lifetime Brands, Inc.................................  16,431     279,327
     Lithia Motors, Inc. Class A..........................  34,933   3,103,797
 *   Live Nation Entertainment, Inc....................... 145,347   3,373,504
 *   Loral Space & Communications, Inc....................  26,050   1,883,415
     Lowe's Cos., Inc..................................... 139,546   6,677,276
 *   Luby's, Inc..........................................  44,415     222,963
 #*  M/I Homes, Inc.......................................  37,930     780,599
 *   Madison Square Garden Co. (The) Class A..............  29,558   1,753,972
     Marcus Corp. (The)...................................  18,899     333,945
 #*  MarineMax, Inc.......................................  29,164     486,164
 *   Marriott Vacations Worldwide Corp....................     662      38,098
 #*  Martha Stewart Living Omnimedia, Inc. Class A........     980       4,420
 #   Matthews International Corp. Class A.................  12,388     538,752
 *   McClatchy Co. (The) Class A..........................  60,603     292,712
 #   MDC Holdings, Inc....................................  18,400     496,248
 #*  Media General, Inc. Class A..........................  25,196     507,951
 #   Men's Wearhouse, Inc. (The)..........................  52,860   2,659,915
 #   Meredith Corp........................................  32,676   1,500,482
 *   Meritage Homes Corp..................................  28,156   1,078,375
 #*  MGM Resorts International............................ 251,100   6,739,524
 *   Modine Manufacturing Co..............................  14,650     201,730
 *   Mohawk Industries, Inc...............................  98,740  12,319,790
 *   Monarch Casino & Resort, Inc.........................   1,103      13,765
 #*  Motorcar Parts of America, Inc.......................  13,074     291,027
     Movado Group, Inc....................................  36,900   1,510,317
 *   MTR Gaming Group, Inc................................  24,536     112,866
 #*  Multimedia Games Holding Co., Inc....................  23,224     560,163
 *   Murphy USA, Inc......................................  47,356   2,340,334
     NACCO Industries, Inc. Class A.......................   6,832     325,818
 *   New York & Co., Inc..................................   6,926      23,341
 *   News Corp. Class A................................... 402,247   7,099,660
 #*  News Corp. Class B...................................  99,903   1,719,331
 #*  Office Depot, Inc.................................... 181,609     909,861
 #*  Pacific Sunwear of California, Inc...................  43,900      89,117
 #*  Penn National Gaming, Inc............................  63,446     664,914
     Penske Automotive Group, Inc.........................  43,845   2,036,600
 #*  Pep Boys-Manny, Moe & Jack (The).....................  75,098     794,537
 *   Perfumania Holdings, Inc.............................     537       3,491
 #*  Perry Ellis International, Inc.......................  21,492     395,453
 #*  Pinnacle Entertainment, Inc..........................  71,930   1,568,074
     PulteGroup, Inc...................................... 143,221   2,527,851
     PVH Corp.............................................  31,964   3,521,794
 #*  Quiksilver, Inc......................................  74,010     221,290
 *   Radio One, Inc. Class D..............................  13,955      60,983

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
#*  RadioShack Corp.....................................    46,847 $     29,045
*   Red Lion Hotels Corp................................     8,907       48,810
#*  Red Robin Gourmet Burgers, Inc......................    31,175    2,006,423
    Regis Corp..........................................    54,292      756,288
#   Rent-A-Center, Inc..................................    76,435    1,829,854
#*  Rick's Cabaret International, Inc...................    12,026      133,248
    Rocky Brands, Inc...................................     8,729      131,633
    Royal Caribbean Cruises, Ltd........................   322,500   19,237,125
#*  Ruby Tuesday, Inc...................................    70,361      422,870
#   Saga Communications, Inc. Class A...................     8,693      312,948
#   Salem Communications Corp. Class A..................    10,922       95,131
#   Scholastic Corp.....................................    30,900    1,094,478
#*  Scientific Games Corp. Class A......................    41,635      355,563
#*  Sears Holdings Corp.................................    70,001    2,670,538
    Service Corp. International.........................   274,069    5,755,449
#*  Shiloh Industries, Inc..............................    24,793      421,481
    Shoe Carnival, Inc..................................    33,450      595,410
#*  Sizmek, Inc.........................................     8,748       79,519
*   Skechers U.S.A., Inc. Class A.......................    49,610    2,588,154
#   Spartan Motors, Inc.................................    16,820       72,326
#   Speedway Motorsports, Inc...........................    52,187      910,141
*   Sport Chalet, Inc. Class A..........................       875          989
#*  Sport Chalet, Inc. Class B..........................       299          336
#   Stage Stores, Inc...................................    53,575      965,421
    Standard Motor Products, Inc........................    37,342    1,346,179
*   Stanley Furniture Co., Inc..........................    15,798       40,917
#   Staples, Inc........................................   497,525    5,766,315
#*  Starz...............................................    84,255    2,402,110
*   Starz Class B.......................................     7,622      224,849
#   Stein Mart, Inc.....................................    22,915      297,437
*   Steiner Leisure, Ltd................................     2,225       88,800
*   Stoneridge, Inc.....................................    19,361      212,390
    Strattec Security Corp..............................     5,224      328,224
#   Superior Industries International, Inc..............    37,089      693,935
#   Superior Uniform Group, Inc.........................     8,978      186,294
#   Sypris Solutions, Inc...............................     8,460       40,100
#*  Systemax, Inc.......................................    11,750      160,623
#   Tandy Leather Factory, Inc..........................       500        4,670
    Time Warner Cable, Inc..............................   693,942  100,690,984
    Time Warner, Inc.................................... 1,534,860  127,424,077
*   Time, Inc...........................................   191,856    4,623,730
*   Toll Brothers, Inc..................................   203,299    6,645,844
    Trans World Entertainment Corp......................     5,781       20,812
#*  Tuesday Morning Corp................................    60,500      995,830
    Twenty-First Century Fox, Inc. Class A.............. 1,287,383   40,784,293
    Twenty-First Century Fox, Inc. Class B..............   550,972   17,443,774
#*  Unifi, Inc..........................................    43,422    1,243,606
*   Universal Electronics, Inc..........................     3,206      152,702
    Vail Resorts, Inc...................................    11,600      875,800
#*  Valuevision Media, Inc. Class A.....................     3,998       18,311
*   VOXX International Corp.............................    24,496      242,755
    Walt Disney Co. (The)...............................    26,220    2,251,774
#   Wendy's Co. (The)...................................   242,704    1,978,038

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
 Consumer Discretionary -- (Continued)
 #*  West Marine, Inc...................................    26,468 $    227,095
 #*  Wet Seal, Inc. (The) Class A.......................    13,619       12,558
     Whirlpool Corp.....................................    30,049    4,286,189
     Wyndham Worldwide Corp.............................   144,114   10,887,813
                                                                   ------------
 Total Consumer Discretionary...........................            894,607,545
                                                                   ------------
 Consumer Staples -- (6.7%)
 #   Alico, Inc.........................................       960       35,434
 *   Alliance One International, Inc....................    35,084       79,641
     Andersons, Inc. (The)..............................    23,660    1,278,113
     Archer-Daniels-Midland Co..........................   813,476   37,745,286
 #*  Boulder Brands, Inc................................    76,099      863,724
     Bunge, Ltd.........................................   121,368    9,568,653
     CCA Industries, Inc................................     8,323       29,297
 *   Central Garden and Pet Co..........................    25,184      231,441
 *   Central Garden and Pet Co. Class A.................    54,453      508,046
 #*  Chiquita Brands International, Inc.................    69,284      664,434
 *   Constellation Brands, Inc. Class A.................   249,042   20,735,237
 *   Constellation Brands, Inc. Class B.................    12,715    1,057,888
 #*  Craft Brew Alliance, Inc...........................     9,754      109,440
     CVS Caremark Corp.................................. 1,510,745  115,360,488
 *   Farmer Bros. Co....................................     6,695      137,047
 #   Fresh Del Monte Produce, Inc.......................    39,437    1,180,744
 #*  Hain Celestial Group, Inc. (The)...................    43,646    3,731,733
     Ingles Markets, Inc. Class A.......................    11,437      280,435
     Ingredion, Inc.....................................    62,117    4,573,675
     JM Smucker Co. (The)...............................   108,204   10,781,447
     John B. Sanfilippo & Son, Inc......................    10,428      275,821
     Kraft Foods Group, Inc.............................   209,706   11,237,096
 *   Mannatech, Inc.....................................       717        8,812
     MGP Ingredients, Inc...............................     4,788       38,543
     Molson Coors Brewing Co. Class A...................     1,908      129,152
     Molson Coors Brewing Co. Class B...................   186,550   12,597,721
     Mondelez International, Inc. Class A............... 2,081,099   74,919,564
 *   Nutraceutical International Corp...................    14,615      337,314
 #   Oil-Dri Corp. of America...........................     5,047      147,221
 *   Omega Protein Corp.................................    25,852      362,445
 #*  Pantry, Inc. (The).................................    22,475      402,527
 *   Post Holdings, Inc.................................    50,201    2,255,029
     Safeway, Inc.......................................   157,807    5,438,029
 #   Sanderson Farms, Inc...............................    16,100    1,466,549
 *   Seaboard Corp......................................     1,812    5,167,824
 #*  Seneca Foods Corp. Class A.........................     6,301      180,335
 *   Seneca Foods Corp. Class B.........................       300        9,120
 #   Snyder's-Lance, Inc................................    28,337      703,041
     SpartanNash Co.....................................    34,281      718,530
     Spectrum Brands Holdings, Inc......................    46,130    3,847,242
 #*  Susser Holdings Corp...............................    12,360      990,901
 *   TreeHouse Foods, Inc...............................    24,190    1,777,965
     Tyson Foods, Inc. Class A..........................   405,030   15,071,166
 #   Universal Corp.....................................    22,290    1,157,520

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#   Weis Markets, Inc...................................    11,602 $    494,941
                                                                   ------------
Total Consumer Staples..................................            348,686,611
                                                                   ------------
Energy -- (16.8%)
    Adams Resources & Energy, Inc.......................     6,004      392,301
    Alon USA Energy, Inc................................    33,484      430,269
#*  Alpha Natural Resources, Inc........................   170,794      578,992
    Anadarko Petroleum Corp.............................   845,068   90,295,516
    Apache Corp.........................................   289,715   29,742,142
#*  Approach Resources, Inc.............................     6,883      144,818
#   Arch Coal, Inc......................................    60,743      180,407
*   Atwood Oceanics, Inc................................     4,600      221,490
    Baker Hughes, Inc...................................    84,672    5,822,893
*   Barnwell Industries, Inc............................     8,038       24,596
*   Bill Barrett Corp...................................    51,500    1,236,515
    Bolt Technology Corp................................     9,574      163,428
#   Bristow Group, Inc..................................    43,589    3,110,947
#*  C&J Energy Services, Inc............................    37,416    1,120,983
    Cabot Oil & Gas Corp................................       568       18,716
*   Callon Petroleum Co.................................    13,214      130,554
#   Chesapeake Energy Corp..............................   624,655   16,472,152
    Chevron Corp........................................   793,183  102,510,971
#*  Cloud Peak Energy, Inc..............................    33,115      512,620
#   Comstock Resources, Inc.............................    32,421      767,081
    ConocoPhillips...................................... 1,766,829  145,763,393
*   Contango Oil & Gas Co...............................     1,064       42,805
    Dawson Geophysical Co...............................    17,055      428,081
    Delek US Holdings, Inc..............................    52,256    1,526,920
#   Denbury Resources, Inc..............................   289,460    4,906,347
    Devon Energy Corp...................................    42,463    3,205,957
#*  Emerald Oil, Inc....................................    32,065      235,357
#*  Endeavour International Corp........................     4,300        6,063
    Energy XXI Bermuda, Ltd.............................    15,380      306,985
    EOG Resources, Inc..................................    12,090    1,323,130
*   Era Group, Inc......................................    36,653      982,300
*   Escalera Resources Co...............................     7,844       17,414
#   Exterran Holdings, Inc..............................    69,200    2,923,700
    Exxon Mobil Corp....................................   704,402   69,693,534
#   Green Plains, Inc...................................    26,534      994,760
    Gulf Island Fabrication, Inc........................    15,018      292,851
#   Gulfmark Offshore, Inc. Class A.....................    35,505    1,358,776
#*  Harvest Natural Resources, Inc......................    48,645      210,146
#*  Helix Energy Solutions Group, Inc...................   103,010    2,619,544
    Helmerich & Payne, Inc..............................   108,670   11,547,274
#*  Hercules Offshore, Inc..............................   107,413      379,168
    Hess Corp...........................................   378,130   37,427,307
*   HKN, Inc............................................       564       40,072
    HollyFrontier Corp..................................    26,505    1,246,000
#*  Hornbeck Offshore Services, Inc.....................    29,719    1,298,720
#*  Key Energy Services, Inc............................    49,745      305,434
#*  Magnum Hunter Resources Corp........................    82,198      528,533
    Marathon Oil Corp...................................   903,937   35,027,559
    Marathon Petroleum Corp.............................   451,968   37,730,289

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
 Energy -- (Continued)
 #*  Matador Resources Co................................   6,400 $    173,056
 *   Matrix Service Co...................................  15,423      414,108
 #*  McDermott International, Inc........................  63,698      464,995
     Murphy Oil Corp..................................... 189,426   11,769,037
     Nabors Industries, Ltd.............................. 272,782    7,408,759
     National Oilwell Varco, Inc......................... 250,948   20,336,826
 #*  Natural Gas Services Group, Inc.....................  15,026      468,811
 *   Newfield Exploration Co.............................  48,506    1,954,792
 #*  Newpark Resources, Inc..............................  97,395    1,191,141
 #   Noble Corp. P.L.C...................................  74,243    2,329,003
     Noble Energy, Inc................................... 133,794    8,895,963
 #*  Northern Oil and Gas, Inc...........................  16,372      263,426
     Occidental Petroleum Corp........................... 182,979   17,878,878
 #*  Overseas Shipholding Group, Inc.....................   2,355       16,132
 *   Parker Drilling Co.................................. 142,573      881,101
     Patterson-UTI Energy, Inc........................... 152,325    5,232,364
 *   PDC Energy, Inc.....................................  24,103    1,307,829
 #*  Penn Virginia Corp..................................  35,279      459,333
 #*  PHI, Inc. Non-Voting................................  21,843      861,706
 *   PHI, Inc. Voting....................................   1,099       40,630
     Phillips 66......................................... 883,414   71,653,710
 *   Pioneer Energy Services Corp........................  98,221    1,444,831
     Pioneer Natural Resources Co........................  88,400   19,577,064
     QEP Resources, Inc..................................  33,043    1,092,071
 #*  Renewable Energy Group, Inc.........................   2,882       32,278
 *   REX American Resources Corp.........................   4,050      341,618
 *   Rex Energy Corp.....................................  35,100      484,029
     Rowan Cos. P.L.C. Class A........................... 121,858    3,719,106
 #*  SEACOR Holdings, Inc................................  36,653    2,784,162
 #   SemGroup Corp. Class A..............................   4,727      364,357
 *   Seventy Seven Energy, Inc...........................  44,618    1,000,782
 #   Ship Finance International, Ltd.....................  40,467      736,499
 *   Stone Energy Corp...................................   1,115       42,426
     Superior Energy Services, Inc.......................  75,686    2,543,050
 #*  Swift Energy Co.....................................  34,900      385,645
     Teekay Corp.........................................  37,720    2,099,495
 #   Tesco Corp..........................................   3,745       73,102
     Tesoro Corp......................................... 168,807   10,388,383
 #*  TETRA Technologies, Inc.............................  25,510      280,865
 #*  TGC Industries, Inc.................................   1,787        7,023
 #   Tidewater, Inc......................................  49,127    2,322,233
 #   Transocean, Ltd..................................... 274,265   11,063,850
 #*  Triangle Petroleum Corp.............................   7,779       84,013
 *   Unit Corp...........................................  57,000    3,610,950
     Valero Energy Corp.................................. 605,899   30,779,669
 *   Weatherford International P.L.C..................... 281,383    6,294,538
     Western Refining, Inc...............................  68,485    2,805,146
 *   Whiting Petroleum Corp..............................  16,007    1,416,459
 *   Willbros Group, Inc.................................  18,620      215,806
                                                                  ------------
 Total Energy............................................          876,236,860
                                                                  ------------
 Financials -- (17.6%)
 #   1st Source Corp.....................................  41,187    1,169,299

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
 Financials -- (Continued)
 #   1st United Bancorp, Inc............................       863 $      7,206
     ACE, Ltd...........................................    46,348    4,639,435
 #   Alexander & Baldwin, Inc...........................    66,838    2,551,206
 *   Alleghany Corp.....................................     2,626    1,086,770
     Allied World Assurance Co. Holdings AG.............    76,431    2,752,280
     Allstate Corp. (The)...............................   157,339    9,196,465
 *   American Capital, Ltd..............................   422,803    6,409,694
     American Equity Investment Life Holding Co.........    88,700    1,963,818
     American Financial Group, Inc......................   173,596    9,719,640
 *   American Independence Corp.........................       173        2,093
     American International Group, Inc..................   899,581   46,760,220
     American National Insurance Co.....................    37,287    4,064,283
     Ameris Bancorp.....................................    12,022      262,560
     AmeriServ Financial, Inc...........................    33,075      105,179
     Argo Group International Holdings, Ltd.............    42,675    2,125,642
     Aspen Insurance Holdings, Ltd......................   102,623    4,105,946
 #   Associated Banc-Corp...............................    31,434      563,297
     Assurant, Inc......................................    65,820    4,170,355
     Assured Guaranty, Ltd..............................   122,989    2,745,115
 *   Asta Funding, Inc..................................     7,527       63,076
     Astoria Financial Corp.............................    19,344      249,151
 #*  Atlanticus Holdings Corp...........................    19,218       51,120
 #*  AV Homes, Inc......................................    15,767      245,808
     Axis Capital Holdings, Ltd.........................       800       34,520
     Baldwin & Lyons, Inc. Class A......................       300        7,190
     Baldwin & Lyons, Inc. Class B......................     6,556      161,933
     Banc of California, Inc............................       810        9,615
 #*  Bancorp, Inc.......................................       459        4,361
     Bank Mutual Corp...................................    51,232      308,929
     Bank of America Corp............................... 6,542,656   99,775,504
     Bank of New York Mellon Corp. (The)................   491,755   19,198,115
 #   BankFinancial Corp.................................    39,867      407,441
     Banner Corp........................................     7,943      319,626
     BCB Bancorp, Inc...................................     1,059       13,820
     Berkshire Hills Bancorp, Inc.......................    25,980      627,937
 #*  BofI Holding, Inc..................................     8,208      612,235
 *   Capital Bank Financial Corp. Class A...............       233        5,308
 #   Capital City Bank Group, Inc.......................    16,844      226,215
     Capital One Financial Corp.........................   356,632   28,366,509
 #   Capital Southwest Corp.............................    27,628      968,085
 *   Cascade Bancorp....................................    15,799       85,631
     Cathay General Bancorp.............................    17,730      453,711
     Centerstate Banks, Inc.............................       747        7,784
 #   Century Bancorp, Inc. Class A......................       495       17,335
     Chicopee Bancorp, Inc..............................     1,000       16,480
     CIT Group, Inc.....................................    39,411    1,935,474
     Citigroup, Inc..................................... 2,248,344  109,966,505
     Citizens Community Bancorp, Inc....................    10,355       91,124
     CME Group, Inc.....................................   414,385   30,639,627
     CNA Financial Corp.................................   277,671   10,376,565
     CNO Financial Group, Inc...........................   301,264    4,874,452
     Codorus Valley Bancorp, Inc........................       126        2,643
     Community West Bancshares..........................       400        2,796

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
 Financials -- (Continued)
 #*  Cowen Group, Inc. Class A............................  15,961 $    63,844
     Donegal Group, Inc. Class A..........................  27,472     414,278
     Donegal Group, Inc. Class B..........................     300       6,630
 *   E*TRADE Financial Corp...............................  89,699   1,885,473
     East West Bancorp, Inc...............................     671      22,854
 *   Eastern Virginia Bankshares, Inc.....................     307       1,940
 #   EMC Insurance Group, Inc.............................  18,341     539,776
 #*  Encore Capital Group, Inc............................     627      26,635
     Endurance Specialty Holdings, Ltd....................  76,288   4,034,872
     Enterprise Financial Services Corp...................   3,235      56,451
 #   ESB Financial Corp...................................     432       5,370
     ESSA Bancorp, Inc....................................   8,217      95,071
     Evans Bancorp, Inc...................................   1,681      39,335
     Everest Re Group, Ltd................................  34,913   5,443,286
 #*  Farmers Capital Bank Corp............................     302       7,130
     FBL Financial Group, Inc. Class A....................  24,660   1,054,955
     Federal Agricultural Mortgage Corp. Class A..........     177       4,115
     Federal Agricultural Mortgage Corp. Class C..........   9,200     268,180
     Federated National Holding Co........................  13,665     275,623
 #   Fidelity Southern Corp...............................   7,213      99,900
 #*  First Acceptance Corp................................  39,006      90,104
 #   First American Financial Corp........................  61,982   1,682,192
     First Bancorp.(318910106)............................  16,138     259,499
 #*  First BanCorp.(318672706)............................   7,500      38,550
 *   First Bancshares, Inc................................     400       3,200
     First Business Financial Services, Inc...............     482      21,025
     First Citizens BancShares, Inc. Class A..............   8,627   1,918,213
 #   First Commonwealth Financial Corp....................  30,547     261,482
     First Community Bancshares, Inc......................     183       2,692
     First Defiance Financial Corp........................  10,880     293,869
 #   First Federal of Northern Michigan Bancorp, Inc......     900       5,094
 #   First Financial Northwest, Inc.......................  25,371     266,903
     First Merchants Corp.................................  46,827     933,262
     First Midwest Bancorp, Inc...........................   7,168     116,122
     First Niagara Financial Group, Inc...................  77,106     663,112
     First South Bancorp, Inc.............................   2,278      17,404
 *   FNF Group............................................  46,321   1,255,762
 *   FNFV Group...........................................  15,438     252,566
 #   Fox Chase Bancorp, Inc...............................     351       5,904
 *   Genworth Financial, Inc. Class A.....................  34,964     458,028
 #   German American Bancorp, Inc.........................   7,459     192,815
     GFI Group, Inc.......................................   2,875      13,024
 #*  Global Indemnity P.L.C...............................   8,282     206,470
     Goldman Sachs Group, Inc. (The)...................... 143,685  24,838,826
 #   Great Southern Bancorp, Inc..........................   1,616      50,387
 #   Griffin Land & Nurseries, Inc........................   1,500      39,915
 #   Guaranty Bancorp.....................................  15,867     206,271
     Guaranty Federal Bancshares, Inc.....................   1,684      21,353
 *   Hallmark Financial Services, Inc.....................  25,666     230,224
 #   Hampden Bancorp, Inc.................................   5,886     101,386
     Hanover Insurance Group, Inc. (The)..................  88,829   5,135,205
     Hartford Financial Services Group, Inc. (The)........ 308,762  10,547,310
     HCC Insurance Holdings, Inc..........................  17,700     826,236

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
 Financials -- (Continued)
 #   Heartland Financial USA, Inc........................       465 $    11,081
     Heritage Commerce Corp..............................    14,483     115,864
     HF Financial Corp...................................       400       5,388
 *   Hilltop Holdings, Inc...............................    26,171     536,506
 #   Hingham Institution for Savings.....................       500      41,290
 *   HMN Financial, Inc..................................     3,456      41,230
 *   Home Bancorp, Inc...................................       719      15,760
     HopFed Bancorp, Inc.................................     6,781      81,643
     Horace Mann Educators Corp..........................    58,206   1,667,602
     Hudson City Bancorp, Inc............................    28,191     274,862
     Iberiabank Corp.....................................       697      45,730
 *   ICG Group, Inc......................................     1,184      20,033
 #*  Imperial Holdings, Inc..............................     2,882      19,655
 #   Independence Holding Co.............................    24,172     302,392
     Infinity Property & Casualty Corp...................    15,800   1,023,208
     Intercontinental Exchange, Inc......................     1,479     284,293
     International Bancshares Corp.......................       800      20,280
     Intervest Bancshares Corp. Class A..................     2,078      16,582
 *   Investment Technology Group, Inc....................    23,677     433,052
 #   Investors Title Co..................................     1,169      80,766
 #   Janus Capital Group, Inc............................    24,840     282,928
     JPMorgan Chase & Co................................. 1,717,466  99,046,264
     Kemper Corp.........................................    67,002   2,318,939
     Kentucky First Federal Bancorp......................     2,800      24,024
     KeyCorp.............................................   526,210   7,124,883
     Lakeland Bancorp, Inc...............................     8,740      87,750
     Landmark Bancorp, Inc...............................     1,968      41,663
 #   Legg Mason, Inc.....................................    93,283   4,426,278
     Lincoln National Corp...............................   378,093  19,808,292
     LNB Bancorp, Inc....................................    13,395     162,213
     Loews Corp..........................................   243,798  10,271,210
     Louisiana Bancorp, Inc..............................     5,606     110,270
 #   Macatawa Bank Corp..................................    18,892      88,792
 *   Magyar Bancorp, Inc.................................       500       3,863
 #   Maiden Holdings, Ltd................................     5,792      66,492
     MainSource Financial Group, Inc.....................    45,000     734,850
     Marlin Business Services Corp.......................    14,241     262,034
     MB Financial, Inc...................................    19,678     530,125
 *   MBIA, Inc...........................................    82,267     788,118
 *   MBT Financial Corp..................................    24,724     126,092
 #   MCG Capital Corp....................................    11,930      47,362
 #   Meadowbrook Insurance Group, Inc....................    26,353     158,909
 #   Medallion Financial Corp............................     9,550     106,387
 #   Mercantile Bank Corp................................     4,422      84,549
 #   Meta Financial Group, Inc...........................     1,083      39,854
     MetLife, Inc........................................ 1,125,923  59,223,550
 *   Metro Bancorp, Inc..................................    26,598     610,424
 #*  MGIC Investment Corp................................    72,733     537,497
     MicroFinancial, Inc.................................     5,900      45,076
 #   MidWestOne Financial Group, Inc.....................       346       8,131
 #   Montpelier Re Holdings, Ltd.........................    38,746   1,144,169
     Morgan Stanley...................................... 1,476,248  47,741,860
     MutualFirst Financial, Inc..........................     2,300      44,229

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Financials -- (Continued)
      NASDAQ OMX Group, Inc. (The).....................    42,129 $ 1,777,423
  #   National Western Life Insurance Co. Class A......       900     216,900
  *   Navigators Group, Inc. (The).....................     3,685     224,048
  #   New Hampshire Thrift Bancshares, Inc.............     3,667      55,005
  #*  NewBridge Bancorp................................    11,413      85,483
  #*  NewStar Financial, Inc...........................    41,166     466,411
  *   North Valley Bancorp.............................       907      19,083
      Northeast Community Bancorp, Inc.................    18,190     126,784
      Northrim BanCorp, Inc............................     5,734     140,483
      OFG Bancorp......................................    30,191     481,848
      Old Republic International Corp..................   280,714   4,039,474
  #*  Old Second Bancorp, Inc..........................     4,874      23,590
      Oppenheimer Holdings, Inc. Class A...............     3,097      70,674
  *   Pacific Mercantile Bancorp.......................    16,236     113,977
      PacWest Bancorp..................................     1,076      44,837
      Park Sterling Corp...............................     3,253      22,316
      PartnerRe, Ltd...................................    52,224   5,450,097
  #   People's United Financial, Inc...................    68,700     997,524
      Peoples Bancorp of North Carolina, Inc...........       250       4,108
  #   Peoples Bancorp, Inc.............................    17,608     410,795
  #*  PHH Corp.........................................    91,804   2,143,623
  #*  Phoenix Cos., Inc. (The).........................     2,631     145,784
      Pinnacle Financial Partners, Inc.................    23,924     885,188
  *   Piper Jaffray Cos................................       312      16,099
      Platinum Underwriters Holdings, Ltd..............    21,715   1,272,499
  *   Popular, Inc.....................................    56,536   1,803,498
  *   Porter Bancorp, Inc..............................     1,737       1,702
  #*  Portfolio Recovery Associates, Inc...............    28,203   1,662,849
      Premier Financial Bancorp, Inc...................     4,434      69,348
      Principal Financial Group, Inc...................   217,722  10,816,429
      Protective Life Corp.............................    98,037   6,801,807
      Provident Financial Holdings, Inc................       544       7,752
      Provident Financial Services, Inc................    21,059     351,896
      Prudential Financial, Inc........................   497,625  43,278,446
  #   Pulaski Financial Corp...........................     4,550      51,279
  #   Radian Group, Inc................................   161,945   2,050,224
      Regions Financial Corp........................... 1,302,555  13,207,908
      Reinsurance Group of America, Inc................   169,166  13,577,263
  #   Renasant Corp....................................    42,102   1,195,697
  #*  Republic First Bancorp, Inc......................     2,174       9,566
  #   Resource America, Inc. Class A...................    21,051     198,300
  *   Riverview Bancorp, Inc...........................    15,319      58,519
      Safety Insurance Group, Inc......................    26,197   1,310,112
  #   Sandy Spring Bancorp, Inc........................     9,125     213,616
  *   Select Bancorp, Inc..............................       600       4,050
      Selective Insurance Group, Inc...................    45,200   1,007,508
      SI Financial Group, Inc..........................     5,661      61,309
      South State Corp.................................     8,549     496,782
  o*  Southern Community Financial Corp................    29,890      27,669
  *   Southern First Bancshares, Inc...................     1,216      17,085
      Southwest Bancorp, Inc...........................    16,974     261,739
      StanCorp Financial Group, Inc....................    15,636     943,476
  #   State Auto Financial Corp........................    56,823   1,199,534

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CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
 Financials -- (Continued)
     Sterling Bancorp....................................  70,552 $    839,569
 #   Stewart Information Services Corp...................  12,271      361,626
 *   Stratus Properties, Inc.............................   3,069       47,876
 *   Suffolk Bancorp.....................................     205        4,151
 #*  Sun Bancorp, Inc....................................   4,075       15,322
     SunTrust Banks, Inc................................. 491,691   18,708,843
     Susquehanna Bancshares, Inc.........................  97,547      993,028
     Symetra Financial Corp..............................  20,319      463,273
     Synovus Financial Corp..............................  22,796      536,846
     TF Financial Corp...................................     630       26,605
     Timberland Bancorp, Inc.............................   2,500       25,675
     Travelers Cos., Inc. (The)..........................  28,000    2,507,680
 #*  Tree.com, Inc.......................................   5,635      143,805
 #   Trustmark Corp......................................   4,194       96,588
     Umpqua Holdings Corp................................  34,932      591,049
 *   Unico American Corp.................................   1,900       23,883
     Union Bankshares Corp...............................  37,042      884,563
 #   United Bankshares, Inc..............................  12,121      388,842
     United Financial Bancorp, Inc.......................   9,193      116,567
     United Fire Group, Inc..............................  38,612    1,091,175
 *   United Security Bancshares..........................     399        2,334
     Unity Bancorp, Inc..................................   3,306       29,754
     Unum Group.......................................... 517,445   17,763,887
     Validus Holdings, Ltd...............................   4,399      160,695
     Washington Federal, Inc.............................   1,243       26,053
     Waterstone Financial, Inc...........................   1,426       15,729
 #   WesBanco, Inc.......................................  31,462      940,085
 #   West Bancorporation, Inc............................  13,957      203,214
     Westfield Financial, Inc............................  10,811       78,055
 #   Wintrust Financial Corp.............................  24,224    1,122,298
     XL Group P.L.C...................................... 240,766    7,762,296
 *   Yadkin Financial Corp...............................   5,570      103,379
     Zions Bancorporation................................  53,325    1,536,827
 *   ZipRealty, Inc......................................  10,028       67,488
                                                                  ------------
 Total Financials........................................          918,560,021
                                                                  ------------
 Health Care -- (9.4%)
 *   Actavis P.L.C.......................................  26,101    5,592,400
 *   Addus HomeCare Corp.................................   2,044       45,254
     Aetna, Inc.......................................... 558,462   43,297,559
 #*  Affymetrix, Inc.....................................  42,297      363,754
 #*  Albany Molecular Research, Inc......................  34,587      658,536
 *   Alere, Inc..........................................  74,130    2,965,200
 *   Allied Healthcare Products, Inc.....................   1,000        2,060
 *   Allscripts Healthcare Solutions, Inc................ 187,470    2,984,522
 *   Alphatec Holdings, Inc..............................   5,644        7,902
 #*  Amedisys, Inc.......................................  19,727      398,091
 *   AMN Healthcare Services, Inc........................   8,600      112,660
 *   Amsurg Corp.........................................  30,743    1,468,286
     Analogic Corp.......................................   2,988      214,867
 *   AngioDynamics, Inc..................................  44,530      650,138
 #*  Anika Therapeutics, Inc.............................  14,671      617,062
 #*  Arrhythmia Research Technology, Inc.................   1,200        8,076

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Health Care -- (Continued)
  #*  Baxano Surgical, Inc.............................     5,997 $     3,178
  #*  BioScrip, Inc....................................    36,570     273,909
  *   BioTelemetry, Inc................................     5,328      38,362
  *   Boston Scientific Corp........................... 1,204,199  15,389,663
  *   Cambrex Corp.....................................    43,567     917,957
  #*  Capital Senior Living Corp.......................    54,559   1,344,334
  *   CareFusion Corp..................................   207,163   9,071,668
  #*  Celldex Therapeutics, Inc........................     4,759      62,295
      Cigna Corp.......................................    42,954   3,867,578
  *   Community Health Systems, Inc....................   105,314   5,023,478
      CONMED Corp......................................    43,239   1,686,321
      Cooper Cos., Inc. (The)..........................    13,956   2,245,241
  *   Cross Country Healthcare, Inc....................    28,968     208,280
  #   CryoLife, Inc....................................    17,502     172,395
  #*  Cumberland Pharmaceuticals, Inc..................    23,319     108,200
  *   Cutera, Inc......................................    23,864     235,060
  #*  Cynosure, Inc. Class A...........................    34,622     787,304
      Daxor Corp.......................................       545       3,826
      Digirad Corp.....................................    29,111      96,066
  #*  Emergent Biosolutions, Inc.......................     8,678     190,916
  *   Endo International P.L.C.........................    54,588   3,661,763
  *   Enzo Biochem, Inc................................    47,997     230,386
  *   Exactech, Inc....................................     3,390      77,089
  *   Express Scripts Holding Co.......................   493,239  34,354,096
  *   Five Star Quality Care, Inc......................    28,953     132,315
  *   Gentiva Health Services, Inc.....................    31,640     572,684
  *   Greatbatch, Inc..................................    41,672   2,063,181
  #*  Hanger, Inc......................................    16,897     534,790
  #*  Harvard Apparatus Regenerative Technology, Inc...     8,026      58,911
  *   Harvard Bioscience, Inc..........................    32,107     148,334
  *   Health Net, Inc..................................    44,958   1,851,820
  #*  Healthways, Inc..................................    46,297     800,475
  *   Hologic, Inc.....................................   305,036   7,952,289
      Humana, Inc......................................   236,814  27,861,167
  #*  Impax Laboratories, Inc..........................     4,700     109,933
      Invacare Corp....................................    30,851     461,839
      Kewaunee Scientific Corp.........................     1,631      29,391
      Kindred Healthcare, Inc..........................    59,114   1,412,825
  #*  Lannett Co., Inc.................................     3,649     122,643
      LeMaitre Vascular, Inc...........................     5,100      41,259
  #*  LHC Group, Inc...................................     1,418      33,295
  *   LifePoint Hospitals, Inc.........................    82,208   5,895,958
  *   Magellan Health, Inc.............................    17,899   1,030,982
  #*  MedAssets, Inc...................................    44,682     949,046
  o*  MedCath Corp.....................................    29,240          --
  *   Medical Action Industries, Inc...................    24,509     338,224
  *   Merit Medical Systems, Inc.......................    13,395     171,992
  *   Misonix, Inc.....................................     4,083      27,234
  #*  Molina Healthcare, Inc...........................    24,941   1,018,840
  #   National Healthcare Corp.........................     6,484     356,361
  *   Natus Medical, Inc...............................    15,698     451,631
  *   NuVasive, Inc....................................     2,045      76,442
      Omnicare, Inc....................................   197,388  12,336,750

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                     SHARES      VALUE+
                                                    --------- ------------
     Health Care -- (Continued)
     *   Omnicell, Inc.............................    35,405 $    970,097
     *   PDI, Inc..................................    14,978       54,969
         PerkinElmer, Inc..........................    76,500    3,535,830
         Pfizer, Inc............................... 3,950,849  113,389,366
     *   PharMerica Corp...........................    33,305      898,902
     *   Prestige Brands Holdings, Inc.............   111,489    3,433,861
     #*  Repligen Corp.............................    21,271      446,053
     #*  RTI Surgical, Inc.........................    73,086      334,003
     #*  Sciclone Pharmaceuticals, Inc.............    13,028       62,795
         Select Medical Holdings Corp..............    42,204      655,850
     #*  Skilled Healthcare Group, Inc. Class A....     9,380       55,811
     *   SunLink Health Systems, Inc...............     1,750        2,083
     #*  SurModics, Inc............................     5,593      106,211
     *   Symmetry Medical, Inc.....................    77,051      678,819
     #   Teleflex, Inc.............................    37,223    4,010,406
         Thermo Fisher Scientific, Inc.............   499,520   60,691,680
     *   Triple-S Management Corp. Class B.........    20,684      357,420
         UnitedHealth Group, Inc...................    89,716    7,271,482
     #   Universal American Corp...................    84,328      669,564
     *   VCA, Inc..................................    69,140    2,578,231
     *   WellCare Health Plans, Inc................    18,375    1,146,233
         WellPoint, Inc............................   504,640   55,414,518
     #*  Wright Medical Group, Inc.................    32,357      997,243
         Zoetis, Inc...............................   805,208   26,499,395
                                                              ------------
     Total Health Care.............................            490,537,165
                                                              ------------
     Industrials -- (13.1%)
     #   AAR Corp..................................    32,906      885,171
         ABM Industries, Inc.......................    64,500    1,587,345
     #   Aceto Corp................................    31,686      531,057
     #   Acme United Corp..........................     1,030       17,510
         Actuant Corp. Class A.....................    44,986    1,452,148
     #*  Adept Technology, Inc.....................    20,476      186,332
     #   ADT Corp. (The)...........................   197,193    6,862,316
     #*  AECOM Technology Corp.....................    23,177      786,859
     #*  Aegion Corp...............................    83,805    1,919,973
     #*  Aerovironment, Inc........................    35,065    1,104,197
         AGCO Corp.................................    58,973    2,872,575
     *   Air Transport Services Group, Inc.........     6,308       48,382
         Alamo Group, Inc..........................    22,751    1,081,355
         Alaska Air Group, Inc.....................   105,252    4,627,930
         Albany International Corp. Class A........    20,551      736,548
         Allegion P.L.C............................    71,036    3,653,381
         Alliant Techsystems, Inc..................    38,805    5,041,934
     o*  Allied Defense Group, Inc.................     2,645          212
         AMERCO....................................    29,431    7,745,062
     #*  Ameresco, Inc. Class A....................       981        7,377
     #   American Railcar Industries, Inc..........    20,003    1,368,605
     #*  AMREP Corp................................     1,159        6,629
     #   Apogee Enterprises, Inc...................    36,374    1,180,336
         ArcBest Corp..............................    12,135      385,044
         Argan, Inc................................        21          712
         Astec Industries, Inc.....................    22,925      891,095

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
 Industrials -- (Continued)
 #*  Atlas Air Worldwide Holdings, Inc...................    36,746 $ 1,257,448
 *   Avis Budget Group, Inc..............................    94,608   5,316,024
 #   Baltic Trading, Ltd.................................        40         204
 #   Barnes Group, Inc...................................    36,400   1,246,700
 #   Barrett Business Services, Inc......................    12,955     739,471
 #*  BlueLinx Holdings, Inc..............................    17,052      19,610
     Brady Corp. Class A.................................    38,500   1,006,775
 #   Briggs & Stratton Corp..............................    41,033     752,135
 #*  Builders FirstSource, Inc...........................    12,182      72,361
 *   CAI International, Inc..............................    17,082     326,095
 #*  Casella Waste Systems, Inc. Class A.................     9,162      43,245
 #*  CBIZ, Inc...........................................    38,149     311,296
     CDI Corp............................................    39,837     552,539
 #   Ceco Environmental Corp.............................     3,773      51,237
     Celadon Group, Inc..................................    24,642     523,396
     Chicago Rivet & Machine Co..........................       700      23,576
     CIRCOR International, Inc...........................     6,849     492,238
     Columbus McKinnon Corp..............................    17,542     407,851
     Comfort Systems USA, Inc............................    44,560     663,944
     Compx International, Inc............................       500       5,257
     Courier Corp........................................     8,245     107,597
 #   Covanta Holding Corp................................    94,292   1,925,443
 *   Covenant Transportation Group, Inc. Class A.........     7,080      84,181
 *   CPI Aerostructures, Inc.............................     4,626      54,818
 *   CRA International, Inc..............................     7,613     181,798
     CSX Corp............................................ 1,242,950  37,189,064
     Curtiss-Wright Corp.................................    46,353   2,943,879
 #*  DigitalGlobe, Inc...................................    21,971     574,542
     Douglas Dynamics, Inc...............................    30,234     504,908
 *   Ducommun, Inc.......................................    16,645     460,234
 *   Dycom Industries, Inc...............................    39,867   1,121,060
 #   Dynamic Materials Corp..............................     1,436      29,409
     Eastern Co. (The)...................................    10,193     164,719
     Eaton Corp. P.L.C...................................    78,508   5,332,263
     Ecology and Environment, Inc. Class A...............       900       9,324
     EMCOR Group, Inc....................................    50,540   2,068,602
     Encore Wire Corp....................................    19,966     837,374
 #*  Energy Recovery, Inc................................     1,783       7,988
 #   EnerSys.............................................    43,239   2,742,650
 #*  Engility Holdings, Inc..............................     7,988     276,065
     Ennis, Inc..........................................    48,483     687,489
 #*  EnPro Industries, Inc...............................    17,635   1,206,587
     ESCO Technologies, Inc..............................    17,601     590,514
     Espey Manufacturing & Electronics Corp..............     1,671      41,065
 *   Esterline Technologies Corp.........................    44,968   4,881,276
     Exelis, Inc.........................................    73,253   1,233,581
     Federal Signal Corp.................................    65,358     945,077
     FedEx Corp..........................................   142,324  20,904,549
     Fortune Brands Home & Security, Inc.................   149,626   5,654,367
 #*  Franklin Covey Co...................................     3,046      57,448
 #   FreightCar America, Inc.............................     9,404     202,938
 #*  FTI Consulting, Inc.................................    25,736     951,203
 #*  Furmanite Corp......................................    31,044     284,053

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
    G&K Services, Inc. Class A..........................    29,714 $  1,428,946
#   GATX Corp...........................................    65,445    4,057,590
#*  Gencor Industries, Inc..............................     8,766       94,497
#   General Cable Corp..................................     8,357      185,776
    General Dynamics Corp...............................    28,674    3,348,263
    General Electric Co................................. 5,154,411  129,633,437
*   Genesee & Wyoming, Inc. Class A.....................     1,200      119,676
*   Gibraltar Industries, Inc...........................    42,111      618,611
*   GP Strategies Corp..................................    18,583      505,643
#   Granite Construction, Inc...........................    27,179      884,676
*   Great Lakes Dredge & Dock Corp......................    69,820      504,100
#   Greenbrier Cos., Inc. (The).........................    22,451    1,446,967
#   Griffon Corp........................................    67,323      725,069
*   H&E Equipment Services, Inc.........................    59,629    2,157,377
    Hardinge, Inc.......................................    19,132      228,245
    Harsco Corp.........................................    54,094    1,366,955
#*  Hawaiian Holdings, Inc..............................    18,070      251,715
    Heidrick & Struggles International, Inc.............    18,234      340,429
*   Hertz Global Holdings, Inc..........................   278,411    7,856,758
*   Hill International, Inc.............................    27,154      130,611
*   Hudson Global, Inc..................................    15,880       61,138
    Huntington Ingalls Industries, Inc..................    47,666    4,333,793
    Hurco Cos., Inc.....................................     7,910      253,990
*   Huron Consulting Group, Inc.........................     4,001      241,820
    Hyster-Yale Materials Handling, Inc.................    12,246      980,905
*   ICF International, Inc..............................    31,660    1,094,486
    Ingersoll-Rand P.L.C................................   213,109   12,528,678
    Insteel Industries, Inc.............................    17,578      322,556
#   International Shipholding Corp......................    11,354      240,705
#   Intersections, Inc..................................    26,279       96,970
#*  JetBlue Airways Corp................................   324,893    3,482,853
    Kadant, Inc.........................................     5,786      220,678
    KAR Auction Services, Inc...........................    18,100      530,511
    KBR, Inc............................................     3,600       74,376
    Kelly Services, Inc. Class A........................    41,722      665,049
    Kennametal, Inc.....................................     1,000       42,280
*   Key Technology, Inc.................................     3,199       41,715
    Kimball International, Inc. Class B.................    31,258      492,939
    Knightsbridge Tankers, Ltd..........................    14,861      169,415
*   Korn/Ferry International............................    33,148      975,214
*   Kratos Defense & Security Solutions, Inc............     2,711       19,790
    L-3 Communications Holdings, Inc....................   100,470   10,545,331
*   Lawson Products, Inc................................     8,847      167,208
#*  Layne Christensen Co................................    31,561      342,437
#   LB Foster Co. Class A...............................     6,682      311,715
#*  LMI Aerospace, Inc..................................    13,807      180,734
    LS Starrett Co. (The) Class A.......................     4,097       61,209
#   LSI Industries, Inc.................................    27,715      197,885
*   Lydall, Inc.........................................    14,605      368,484
    Manpowergroup, Inc..................................    22,886    1,782,591
    Marten Transport, Ltd...............................    47,782      967,108
    Matson, Inc.........................................    62,316    1,679,416
#   McGrath RentCorp....................................    17,552      606,422

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Industrials -- (Continued)
   #*  Metalico, Inc....................................  27,024 $    40,266
   *   Mfri, Inc........................................   8,900      97,989
       Miller Industries, Inc...........................  20,099     385,700
       Mobile Mini, Inc.................................  54,461   2,056,447
   *   Moog, Inc. Class A...............................  35,339   2,333,081
       Mueller Industries, Inc..........................  30,912     860,281
       Mueller Water Products, Inc. Class A............. 185,957   1,441,167
   #   Multi-Color Corp.................................     308      12,126
   *   MYR Group, Inc...................................  19,582     485,829
   #   National Presto Industries, Inc..................     571      36,601
   *   Navigant Consulting, Inc.........................  12,297     200,687
   #   NL Industries, Inc...............................  51,251     445,884
       NN, Inc..........................................  18,396     533,484
       Norfolk Southern Corp............................ 545,229  55,427,980
       Northrop Grumman Corp............................ 337,038  41,546,674
   *   Northwest Pipe Co................................   8,801     315,516
   #*  NOW, Inc.........................................  62,737   2,019,504
   #*  Ocean Power Technologies, Inc....................   8,400      11,592
   *   On Assignment, Inc...............................  53,951   1,457,216
   *   Orbital Sciences Corp............................  39,656   1,017,970
   #*  Orion Energy Systems, Inc........................   1,043       4,391
       Oshkosh Corp.....................................  14,466     668,619
       Owens Corning.................................... 149,300   5,083,665
   *   PAM Transportation Services, Inc.................  19,428     675,317
       Pentair P.L.C.................................... 117,934   7,556,031
   *   Pike Corp........................................  22,013     177,425
       Powell Industries, Inc...........................   7,529     439,769
   #*  PowerSecure International, Inc...................  19,459     191,282
   #   Providence and Worcester Railroad Co.............     850      14,866
       Quad/Graphics, Inc...............................   2,390      50,477
       Quanex Building Products Corp....................  21,431     366,256
   *   Quanta Services, Inc............................. 168,307   5,636,601
       Raytheon Co......................................  96,954   8,800,515
   *   RCM Technologies, Inc............................  20,293     136,166
       Regal-Beloit Corp................................  16,070   1,129,560
   *   Republic Airways Holdings, Inc...................  48,736     484,436
       Republic Services, Inc........................... 429,755  16,300,607
       Resources Connection, Inc........................  25,955     391,920
   #*  Roadrunner Transportation Systems, Inc...........     879      22,098
   #*  Rush Enterprises, Inc. Class A...................  32,603   1,148,604
   #*  Rush Enterprises, Inc. Class B...................  18,522     572,330
       Ryder System, Inc................................  89,844   7,738,264
   *   Saia, Inc........................................   8,925     407,426
       SIFCO Industries, Inc............................   6,623     185,378
       SkyWest, Inc.....................................  38,506     411,629
   *   SL Industries, Inc...............................     300      10,854
       Southwest Airlines Co............................ 645,761  18,262,121
   *   Sparton Corp.....................................   9,132     252,408
       SPX Corp.........................................  12,803   1,269,161
   #*  Standard Register Co. (The)......................   6,086      33,169
       Standex International Corp.......................  22,341   1,473,389
       Stanley Black & Decker, Inc...................... 154,919  13,547,667
       Steelcase, Inc. Class A..........................  55,469     837,582

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CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Industrials -- (Continued)
   *   Sterling Construction Co., Inc...................  18,633 $    165,275
   *   Supreme Industries, Inc. Class A.................   1,433        9,773
   #   TAL International Group, Inc.....................  24,053    1,063,143
   *   Tecumseh Products Co.............................  14,000       68,180
   #   Terex Corp.......................................  27,578      951,717
       Tetra Tech, Inc..................................  45,222    1,097,990
   #*  Titan Machinery, Inc.............................   2,883       42,265
   *   TRC Cos., Inc....................................  28,708      144,401
       Trinity Industries, Inc.......................... 183,814    8,021,643
   #   Triumph Group, Inc...............................  57,456    3,639,838
   *   Tutor Perini Corp................................  33,844      921,572
   #   Twin Disc, Inc...................................     900       25,956
       Tyco International, Ltd.......................... 240,619   10,382,710
   *   Ultralife Corp...................................  10,710       38,663
       UniFirst Corp....................................  18,705    1,818,313
       Union Pacific Corp............................... 888,128   87,311,864
   #   United Stationers, Inc...........................  24,021      926,730
   #   Universal Forest Products, Inc...................  31,800    1,392,204
       URS Corp.........................................  84,698    4,850,654
   #*  USA Truck, Inc...................................  15,105      279,442
   #*  UTi Worldwide, Inc...............................  16,157      152,845
   #*  Veritiv Corp.....................................   9,437      376,725
   *   Versar, Inc......................................   5,526       17,573
       Viad Corp........................................  27,114      575,359
   *   Virco Manufacturing Corp.........................  12,601       32,763
       VSE Corp.........................................     305       18,169
       Waste Connections, Inc...........................   2,800      132,552
   #   Watts Water Technologies, Inc. Class A...........  53,615    3,134,333
   #   Werner Enterprises, Inc..........................  34,105      838,301
   *   Wesco Aircraft Holdings, Inc.....................   6,228      118,021
   #*  WESCO International, Inc.........................  11,687      917,313
   *   Willdan Group, Inc...............................   1,000        7,720
   *   Willis Lease Finance Corp........................   6,713      152,922
   #*  XPO Logistics, Inc...............................  12,216      377,352
                                                                 ------------
   Total Industrials....................................          688,023,552
                                                                 ------------
   Information Technology -- (6.6%)
       Activision Blizzard, Inc......................... 982,162   21,980,786
   *   Acxiom Corp......................................   7,769      142,328
   *   Advanced Energy Industries, Inc..................  47,985      807,108
   *   Agilysys, Inc....................................  16,899      222,222
   #*  Alpha & Omega Semiconductor, Ltd.................     419        3,834
   *   Amtech Systems, Inc..............................   8,571       83,824
   #*  ANADIGICS, Inc...................................  33,721       26,977
   *   AOL, Inc......................................... 105,592    4,070,572
   *   ARRIS Group, Inc................................. 140,787    4,810,692
   *   Arrow Electronics, Inc........................... 182,170   10,556,752
   #*  Ascent Solar Technologies, Inc...................   1,951          683
       Astro-Med, Inc...................................   6,285       84,282
   *   Aviat Networks, Inc..............................  44,931       58,410
       Avnet, Inc....................................... 139,400    5,900,802
       AVX Corp......................................... 172,540    2,346,544
   #   Aware, Inc.......................................  14,326       61,459

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Information Technology -- (Continued)
  *   Axcelis Technologies, Inc........................    17,951 $    31,414
  *   AXT, Inc.........................................    20,506      44,088
  *   Bankrate, Inc....................................     4,453      75,078
      Bel Fuse, Inc. Class A...........................     4,174      96,294
      Bel Fuse, Inc. Class B...........................    18,286     432,281
  *   Benchmark Electronics, Inc.......................    93,903   2,267,757
      Black Box Corp...................................    26,448     547,474
  *   Blackhawk Network Holdings, Inc. Class B.........    25,926     723,076
  #*  Blucora, Inc.....................................    81,156   1,385,333
      Brocade Communications Systems, Inc..............   461,513   4,250,535
      Brooks Automation, Inc...........................    50,847     517,622
  *   Bsquare Corp.....................................     4,065      12,398
  *   BTU International, Inc...........................     1,600       5,344
  #*  CACI International, Inc. Class A.................    24,830   1,713,022
  *   Calix, Inc.......................................    16,027     148,891
  *   Cascade Microtech, Inc...........................    24,071     266,225
  *   Ceva, Inc........................................     3,580      50,943
  *   Checkpoint Systems, Inc..........................    27,235     333,356
  *   CIBER, Inc.......................................    85,855     299,634
      Cisco Systems, Inc...............................   131,037   3,306,064
      Cohu, Inc........................................    40,815     455,087
      Communications Systems, Inc......................    12,612     139,236
      Computer Sciences Corp...........................   205,559  12,824,826
      Comtech Telecommunications Corp..................    15,569     526,232
      Concurrent Computer Corp.........................    13,740     102,363
  #   Convergys Corp...................................   197,364   3,826,888
  *   CoreLogic, Inc...................................    96,545   2,626,024
      Corning, Inc..................................... 1,201,485  23,609,180
  #*  Cray, Inc........................................    12,866     341,206
      CSP, Inc.........................................     2,414      18,298
      CTS Corp.........................................    66,936   1,164,017
  #*  CyberOptics Corp.................................     9,134      75,264
  *   Datalink Corp....................................     1,412      15,956
  #*  Dataram Corp.....................................     1,257       3,809
  *   Digi International, Inc..........................    31,089     256,795
  *   Digital River, Inc...............................    22,145     316,452
  *   Diodes, Inc......................................     4,709     120,080
  *   DSP Group, Inc...................................    46,713     414,344
  #   EarthLink Holdings Corp..........................    83,735     329,916
  *   EchoStar Corp. Class A...........................    23,551   1,194,036
  *   Edgewater Technology, Inc........................    13,603      83,114
  #   Electro Rent Corp................................    40,561     618,555
  #   Electro Scientific Industries, Inc...............    36,298     217,062
  *   Electronics for Imaging, Inc.....................    58,110   2,560,908
  #*  Emcore Corp......................................       744       3,021
  #*  Emulex Corp......................................    52,269     307,342
  *   EnerNOC, Inc.....................................    13,197     236,490
  *   Entegris, Inc....................................       300       3,447
  *   Entropic Communications, Inc.....................     3,600      10,044
      EPIQ Systems, Inc................................    23,453     338,192
  *   ePlus, Inc.......................................     8,745     478,264
  #*  Euronet Worldwide, Inc...........................    23,278   1,164,831
  #*  Exar Corp........................................    51,341     494,414

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Information Technology -- (Continued)
   #*  Fabrinet.........................................   4,055 $    75,423
   #*  Fairchild Semiconductor International, Inc....... 118,008   1,796,082
       Fidelity National Information Services, Inc...... 151,857   8,564,735
   #*  Finisar Corp.....................................  61,526   1,213,908
   #*  First Solar, Inc.................................  28,266   1,783,867
   *   FormFactor, Inc..................................  30,568     206,334
   *   Frequency Electronics, Inc.......................  16,953     193,942
   *   GSE Systems, Inc.................................  17,638      29,103
   *   GSI Technology, Inc..............................   9,236      59,110
       Hackett Group, Inc. (The)........................  53,321     319,926
   *   Harmonic, Inc....................................  35,712     214,272
       Hewlett-Packard Co............................... 718,074  25,570,615
   *   Hutchinson Technology, Inc.......................  22,425      49,784
       IAC/InterActiveCorp.............................. 125,298   8,420,026
   #*  ID Systems, Inc..................................  17,291      98,905
   *   Identiv, Inc.....................................   1,017      11,187
   *   Imation Corp.....................................  28,996      93,367
   *   Ingram Micro, Inc. Class A....................... 277,679   7,969,387
   *   Insight Enterprises, Inc.........................  42,100   1,105,967
   *   Integrated Device Technology, Inc................ 177,893   2,554,543
       Integrated Silicon Solution, Inc.................  42,178     616,642
   #   Intel Corp....................................... 176,618   5,985,584
   #*  Internap Network Services Corp...................  32,386     233,503
   *   International Rectifier Corp.....................  79,000   1,962,360
   *   Interphase Corp..................................   2,999      11,126
       Intersil Corp. Class A........................... 119,798   1,537,008
   #*  Intevac, Inc.....................................   7,954      50,428
   *   IntraLinks Holdings, Inc.........................   3,070      24,621
   *   IntriCon Corp....................................   2,835      19,080
   #*  Itron, Inc.......................................  33,397   1,201,624
       IXYS Corp........................................   3,055      34,888
   *   Juniper Networks, Inc............................ 212,100   4,992,834
   *   Kemet Corp.......................................   2,700      13,311
   *   Key Tronic Corp..................................  17,623     186,804
   *   Kulicke & Soffa Industries, Inc..................  71,688     976,391
   #*  KVH Industries, Inc..............................  35,149     457,289
   *   Lattice Semiconductor Corp....................... 108,469     741,928
       Leidos Holdings, Inc.............................  10,850     400,799
   #   Lexmark International, Inc. Class A..............  35,849   1,721,827
   #*  Limelight Networks, Inc..........................  18,463      47,450
   #   ManTech International Corp. Class A..............  12,385     334,395
       Marchex, Inc. Class B............................  32,883     361,713
       Marvell Technology Group, Ltd.................... 166,418   2,220,016
   *   Maxwell Technologies, Inc........................   2,521      27,428
   *   Measurement Specialties, Inc.....................     251      21,583
       Mentor Graphics Corp.............................  35,620     703,495
   *   Mercury Systems, Inc.............................   2,055      22,708
       Methode Electronics, Inc.........................  79,272   2,535,119
   *   Micron Technology, Inc........................... 758,908  23,184,639
       MKS Instruments, Inc.............................  61,200   1,944,936
       MOCON, Inc.......................................     700      10,850
   #*  ModusLink Global Solutions, Inc..................  68,955     257,202
   #*  Nanometrics, Inc.................................  13,265     206,403

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
    Information Technology -- (Continued)
    *   NCI, Inc. Class A................................     686 $    6,160
    *   NETGEAR, Inc.....................................     428     13,401
    *   Newport Corp.....................................  64,756  1,120,926
    #*  Novatel Wireless, Inc............................  22,113     41,572
    #*  OmniVision Technologies, Inc.....................  37,132    831,757
    #*  Oplink Communications, Inc.......................  38,456    732,971
        Optical Cable Corp...............................  10,793     46,518
    *   PAR Technology Corp..............................  22,705     88,550
        Park Electrochemical Corp........................   1,642     46,239
        PC Connection, Inc...............................  39,267    802,225
        PC-Tel, Inc......................................  33,870    255,380
    *   PCM, Inc.........................................  10,471    103,663
        Perceptron, Inc..................................   8,428     94,815
    *   Pericom Semiconductor Corp.......................  37,284    329,218
    #*  Photronics, Inc..................................  79,712    635,305
    *   Planar Systems, Inc..............................   3,449      9,347
    *   Plexus Corp......................................  10,626    417,921
    *   PMC-Sierra, Inc.................................. 102,988    693,109
    *   Polycom, Inc.....................................  36,977    474,045
    *   Qualstar Corp....................................  12,400     16,244
    *   Qumu Corp........................................     800     10,520
    #*  Radisys Corp.....................................   9,762     31,629
    *   Rambus, Inc......................................   1,069     12,304
    *   RealNetworks, Inc................................  30,402    228,623
        Reis, Inc........................................  13,511    291,973
    #   RF Industries, Ltd...............................   2,823     14,962
    #   Richardson Electronics, Ltd......................  24,525    244,514
    #*  Rofin-Sinar Technologies, Inc....................   4,978    108,670
    *   Rogers Corp......................................   7,543    432,666
    *   Rosetta Stone, Inc...............................   1,466     14,132
    #*  Rovi Corp........................................  19,000    444,030
    #*  Rudolph Technologies, Inc........................  45,996    423,623
        SanDisk Corp.....................................  13,097  1,201,126
    *   Sanmina Corp.....................................  39,846    928,013
    *   ScanSource, Inc..................................  14,745    528,018
    #   Science Applications International Corp..........   6,199    258,932
    *   Seachange International, Inc.....................  39,044    292,440
    *   ShoreTel, Inc....................................   3,200     19,776
    *   Sigma Designs, Inc...............................  11,784     49,964
    #*  Smith Micro Software, Inc........................     500        530
    *   SMTC Corp........................................   1,200      2,292
    *   Sonus Networks, Inc..............................  33,110    116,878
    #*  Spansion, Inc. Class A...........................  21,173    401,652
    #*  Speed Commerce, Inc..............................     336      1,045
    *   SS&C Technologies Holdings, Inc..................  25,793  1,117,095
    *   StarTek, Inc.....................................  27,060    192,397
    #*  SunEdison, Inc................................... 154,224  3,084,480
    #*  SunPower Corp....................................  18,322    672,967
    *   Super Micro Computer, Inc........................   5,886    154,037
    *   support.com, Inc.................................  25,400     60,452
    *   Sykes Enterprises, Inc...........................  20,292    420,044
    #*  SYNNEX Corp......................................  55,900  3,605,550
    *   Tech Data Corp...................................  82,952  5,208,556

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Information Technology -- (Continued)
  *   TeleCommunication Systems, Inc. Class A..........    54,047 $    170,248
  *   Telenav, Inc.....................................     9,865       49,029
  #   Teradyne, Inc....................................    26,789      488,096
  #   Tessco Technologies, Inc.........................     8,689      265,015
      Tessera Technologies, Inc........................    48,635    1,235,815
      TheStreet, Inc...................................    35,273       85,713
  *   TriQuint Semiconductor, Inc......................    59,493    1,069,684
  *   TSR, Inc.........................................       550        1,722
  #*  TTM Technologies, Inc............................    62,635      470,389
      United Online, Inc...............................    17,780      190,424
  #*  Veeco Instruments, Inc...........................    15,978      554,596
  #*  Viasystems Group, Inc............................    11,376      111,371
  *   Vicon Industries, Inc............................     5,787       13,339
  *   Video Display Corp...............................       600        1,908
  *   Virtusa Corp.....................................    30,064      940,402
  #   Vishay Intertechnology, Inc......................   228,349    3,363,581
  *   Vishay Precision Group, Inc......................    24,277      350,317
  *   Westell Technologies, Inc. Class A...............    16,329       28,249
      Western Digital Corp.............................   212,781   21,241,927
  *   Xcerra Corp......................................    20,165      188,543
      Xerox Corp....................................... 1,188,277   15,756,553
  *   XO Group, Inc....................................     6,284       70,192
  *   Yahoo!, Inc...................................... 1,048,770   37,556,454
  *   Zynga, Inc. Class A..............................   170,882      498,975
                                                                  ------------
  Total Information Technology.........................            347,952,062
                                                                  ------------
  Materials -- (3.1%)
      A Schulman, Inc..................................    32,960    1,309,830
      Alcoa, Inc.......................................   888,828   14,567,891
      Allegheny Technologies, Inc......................    22,777      857,554
  #*  AM Castle & Co...................................    36,370      301,144
  #   Ampco-Pittsburgh Corp............................     4,007       80,821
      Ashland, Inc.....................................   112,560   11,779,404
      Axiall Corp......................................    26,423    1,131,697
      Bemis Co., Inc...................................    24,092      939,829
      Cabot Corp.......................................    46,280    2,424,609
  *   Century Aluminum Co..............................    15,822      297,454
  #*  Chemtura Corp....................................    49,368    1,148,300
  *   Clearwater Paper Corp............................    16,822    1,137,167
  #   Cliffs Natural Resources, Inc....................    35,738      623,628
  *   Coeur Mining, Inc................................   128,160      999,648
      Commercial Metals Co.............................    85,208    1,468,986
  *   Continental Materials Corp.......................       100        1,680
  *   Core Molding Technologies, Inc...................    11,847      156,973
      Cytec Industries, Inc............................    64,700    6,524,995
      Domtar Corp......................................    61,834    2,221,077
      Dow Chemical Co. (The)...........................    14,000      714,980
  *   Ferro Corp.......................................    42,247      529,777
      Freeport-McMoRan, Inc............................   147,916    5,505,434
      Friedman Industries, Inc.........................    16,110      140,479
  #   FutureFuel Corp..................................     6,104       96,199
  *   Graphic Packaging Holding Co.....................   154,000    1,848,000
      Greif, Inc. Class A..............................     4,885      245,129

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Materials -- (Continued)
   *   Headwaters, Inc..................................  23,663 $    252,957
   #   Hecla Mining Co.................................. 203,366      642,637
   #*  Horsehead Holding Corp...........................  49,015      918,051
       Huntsman Corp....................................  50,242    1,308,804
       International Paper Co........................... 493,615   23,446,712
   #   Kaiser Aluminum Corp.............................  27,181    2,098,917
   *   KapStone Paper and Packaging Corp................  80,984    2,408,464
   *   Kraton Performance Polymers, Inc.................   5,435      112,015
   #   Kronos Worldwide, Inc............................   4,331       64,575
   #*  Landec Corp......................................  37,056      452,454
   #*  Louisiana-Pacific Corp........................... 173,457    2,348,608
       LyondellBasell Industries NV Class A.............  71,793    7,628,006
       Martin Marietta Materials, Inc...................  23,633    2,935,928
       Materion Corp....................................  18,497      597,638
       MeadWestvaco Corp................................ 188,451    7,877,252
   *   Mercer International, Inc........................  21,725      216,381
       Minerals Technologies, Inc.......................  34,280    1,990,640
       Myers Industries, Inc............................  64,720    1,196,026
       Neenah Paper, Inc................................   7,684      381,280
   *   Northern Technologies International Corp.........   3,035       61,610
       Nucor Corp.......................................  83,945    4,215,718
   #   Olin Corp........................................  62,261    1,654,275
   #   Olympic Steel, Inc...............................   9,986      218,993
   #   OM Group, Inc....................................  42,299    1,195,793
   *   Penford Corp.....................................  26,122      320,778
       PH Glatfelter Co.................................  50,600    1,204,280
   #   PolyOne Corp.....................................   8,983      340,905
       Reliance Steel & Aluminum Co.....................  93,801    6,401,918
   *   Resolute Forest Products, Inc....................   1,817       27,964
       Rock-Tenn Co. Class A............................  26,305    2,615,506
   *   RTI International Metals, Inc....................  50,032    1,243,796
   #   Schnitzer Steel Industries, Inc. Class A.........  14,397      384,544
       Sensient Technologies Corp.......................  38,101    2,000,302
       Steel Dynamics, Inc..............................  94,919    2,013,232
   #*  Stillwater Mining Co.............................  59,549    1,065,927
   *   SunCoke Energy, Inc..............................  62,210    1,420,254
   #   Synalloy Corp....................................   5,144       86,111
       Tredegar Corp....................................  40,177      785,059
       Tronox, Ltd. Class A.............................   1,600       42,464
   #*  Universal Stainless & Alloy Products, Inc........   9,093      262,151
       Vulcan Materials Co..............................  58,246    3,677,070
       Wausau Paper Corp................................  13,070      131,615
       Westlake Chemical Corp........................... 158,152   13,820,903
       Worthington Industries, Inc......................  47,320    1,809,990
                                                                 ------------
   Total Materials......................................          160,931,188
                                                                 ------------
   Other -- (0.0%)
   o*  Gerber Scientific, Inc. Escrow Shares............  47,409           --

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Other -- (Continued)
o*   Petrocorp, Inc. Escrow Shares....................       900 $           --
                                                                 --------------
Total Other...........................................                       --
                                                                 --------------
Real Estate Investment Trusts -- (0.0%)
     Geo Group, Inc. (The)............................     5,052        173,839
                                                                 --------------
Telecommunication Services -- (4.2%)
     AT&T, Inc........................................ 4,065,906    144,705,595
#    Atlantic Tele-Network, Inc.......................        84          4,915
#    CenturyLink, Inc.................................   510,163     20,018,796
#    Frontier Communications Corp.....................   696,949      4,565,016
*    General Communication, Inc. Class A..............    45,867        506,372
#*   Iridium Communications, Inc......................    14,800        121,064
     Lumos Networks Corp..............................       500          7,670
#*   ORBCOMM, Inc.....................................    44,499        279,454
#*   Premiere Global Services, Inc....................     2,000         26,200
#    Shenandoah Telecommunications Co.................     3,026         83,850
     Spok Holdings, Inc...............................    12,522        187,454
*    Sprint Corp......................................   824,326      6,058,796
*    T-Mobile US, Inc.................................   113,786      3,748,111
     Telephone & Data Systems, Inc....................   154,629      3,865,725
#*   United States Cellular Corp......................    33,568      1,312,173
     Verizon Communications, Inc......................   644,888     32,515,253
*    Vonage Holdings Corp.............................    85,934        299,050
                                                                 --------------
Total Telecommunication Services......................              218,305,494
                                                                 --------------
Utilities -- (0.3%)
*    Calpine Corp.....................................    62,921      1,386,778
     Consolidated Water Co., Ltd......................     6,656         69,156
#*   Genie Energy, Ltd. Class B.......................     5,000         34,650
     NRG Energy, Inc..................................   367,799     11,387,057
#    Ormat Technologies, Inc..........................    20,134        519,256
     SJW Corp.........................................     6,569        176,115
     UGI Corp.........................................    52,659      2,556,068
                                                                 --------------
Total Utilities.......................................               16,129,080
                                                                 --------------
TOTAL COMMON STOCKS...................................            4,960,143,417
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*   Leap Wireless International, Inc. Contingent
       Value Rights...................................     8,393         21,150
o#*  Magnum Hunter Resources Corp. Warrants 04/15/16..     8,220             --

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                    SHARES        VALUE+
                                                   ---------- --------------
    o#*   Unity Bancorp, Inc. Rights 08/08/14.....      3,306 $          232
                                                              --------------
    TOTAL RIGHTS/WARRANTS.........................                    21,382
                                                              --------------
    TEMPORARY CASH INVESTMENTS -- (0.2%)
          State Street Institutional Liquid
            Reserves, 0.068%...................... 13,008,390     13,008,390
                                                              --------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                     (000)
                                                   ----------
    SECURITIES LENDING COLLATERAL -- (4.9%)
    (S)@  DFA Short Term Investment Fund.......... 22,022,778    254,803,537
                                                              --------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $2,994,378,783)^^.....................            $5,227,976,726
                                                              ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  894,607,545           --   --    $  894,607,545
   Consumer Staples..............    348,686,611           --   --       348,686,611
   Energy........................    876,236,860           --   --       876,236,860
   Financials....................    918,532,352 $     27,669   --       918,560,021
   Health Care...................    490,537,165           --   --       490,537,165
   Industrials...................    688,023,340          212   --       688,023,552
   Information Technology........    347,952,062           --   --       347,952,062
   Materials.....................    160,931,188           --   --       160,931,188
   Other.........................             --           --   --                --
   Real Estate Investment Trusts.        173,839           --   --           173,839
   Telecommunication Services....    218,305,494           --   --       218,305,494
   Utilities.....................     16,129,080           --   --        16,129,080
Rights/Warrants..................             --       21,382   --            21,382
Temporary Cash Investments.......     13,008,390           --   --        13,008,390
Securities Lending Collateral....             --  254,803,537   --       254,803,537
                                  -------------- ------------   --    --------------
TOTAL............................ $4,973,123,926 $254,852,800   --    $5,227,976,726
                                  ============== ============   ==    ==============

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2014, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

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Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognizes transfers between the levels as of the end of the period. As of July 31, 2014, The Emerging Markets Series had significant transfers of securities with a total value of $324,394 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

FEDERAL TAX COST

At July 31, 2014, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series................................ $11,498,560,553
The DFA International Value Series.............................   8,705,773,246
The Emerging Markets Series....................................   3,209,432,307
The Tax-Managed U.S. Marketwide Value Series...................   2,995,030,385

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

                                      109

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The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value
Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                      110

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ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: September 29, 2014

By:  /s/ David R. Martin
     -----------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: September 29, 2014